Registration No. 333-148387

Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒
and REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 80 (Check appropriate box or boxes)	☒

ANNUITY INVESTORS VARIABLE ACCOUNT C

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary Annuity Investors Life Insurance Company	Senior Vice President, General Counsel and Secretary Annuity Investors Life Insurance Company

P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC 9277 Centre Point Drive, Suite 300 West Chester, Ohio 45069

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in Annuity Investors Variable Account C under Transition20 Individual Flexible Premium Deferred Variable Annuity Contracts

ANNUITY INVESTORS VARIABLE ACCOUNT C

Transtion20—File No. 333-148387

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page
2. Definitions	Definitions (Definitions used in specific sections are defined in those sections.)
3. Synopsis	Expense Tables; Overview
4. Condensed Financial Information
(a) Accumulation unit values	Condensed Financial Information, Appendix A
(b) Financial statements	Financial Statements
5. General Description of Registrant, Depositor and Portfolio Companies
(a) Depositor	Annuity Investors Life Insurance Company ®
(b) Registrant	The Separate Account
(c) Portfolio companies	The Portfolios
(d) Portfolios prospectuses	The Portfolios
(e) Voting	Voting of Portfolio Shares
(f) Administrator	Not Applicable
6. Deductions and Expenses
(a) Deductions	Fees and Charges; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(b) Sales load	Early Withdrawal Charge
(c) Special purchase plans	Waiver of Early Withdrawal Charges; Additional Information about Waivers
(d) Commissions	Distribution and Compensation Arrangements
(e) Portfolio company expenses	Expense Tables
(f) Operating expenses	Expense Tables
7. General Description of Variable Annuity Contracts
(a) Persons with rights	Ownership Provisions; Annuitant Provisions; Beneficiary Provisions; Payees under the Contract; Voting of Portfolio Shares
(b) (i) Allocationsof premium payments	Purchase Payments; Allocations to Investment Options; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(ii) Transfers	Transfers; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(iii) Exchanges	Not Applicable
(c) Changes in contracts or operations	The Contract; The Separate Account
(d) Inquiries	How Do I Contact the Company?
(e) Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies; Appendix B: Transfer Restrictions
8. Annuity Period	Definitions; Annuity Benefit; Settlement Options
9. Death Benefit	Death Benefit; Settlement Options
10. Purchases and Contract Values
(a) Purchases	Purchase Payments
(b) Impact of portfolio company investment performance	Purchase Payments
(c) Daily calculation	Purchase Payments; Definitions
(d) Underwriter	Distribution and Compensation Arrangements
11. Redemptions
(a) Redemptions	Withdrawals and Surrenders
(b) Texas Optional Retirement Program	Not applicable
(c) Check delay	Withdrawals and Surrenders
(d) Involuntary redemption	Transfers; Our Right to Terminate
(e) Free look	Your Right to Cancel
12. Taxes	Federal Tax Matters
13. Legal Proceedings	Annuity Investors Life Insurance Company
14. Table of Contents for Statement of Additional Information	Statement of Additional Information

1

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page
16. Table of Contents	(SAI) Table of Contents
17. General Information and History	(SAI) General Information and History
18. Services
(a) Fees and expenses of registrant	(Prospectus) Expense Tables
(b) Management contracts	Not Applicable
(c) Custodian	Not Applicable
Independentauditors	(SAI) Experts
(d) Assets of registrant	Not Applicable
(e) Affiliated persons	Not Applicable
(f) Principal underwriter	Not Applicable
19. Purchase of Securities Being Offered
(a) Purchases	See Items No. 6(a), 6(b), 6(c) and 7(b) above
(b) Sales load	See Items No. 6(b), 6(c), 6(d) and 10(d) above
(c) Frequent transfer arrangements	Not Applicable
20. Underwriters	See Item 10(d) above; (SAI) Distribution of the Contracts
21. Calculation of Performance Data
(a) Money market funded subaccounts	(SAI) Standardized Yield for the Money Market Subaccount
(b) Other subaccounts	(SAI) Performance Information; Appendices A and B to SAI
22. Annuity Payments	(SAI) Form of Benefit Payments Under Settlement Options; (SAI) Glossary of Financial Terms
23. Financial Statements	(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

Transition20®

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

PROSPECTUS DATED MAY 1, 2016

This prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contract.

The Contract is available for tax-qualified and non-tax-qualified annuity purchases. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contract offers tax-deferred treatment of earnings, Annuity Benefits, a Death Benefit, and an optional Enhanced Death Benefit. The Contract offers both variable and fixed investment options.

The variable investment options are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Contract currently offers Subaccounts that invest in the corresponding Portfolios listed below.

American Century Variable Portfolios	Janus Aspen Series
-Capital Appreciation Fund-Class I	-Balanced Portfolio-Service Shares
-Large Company Value Fund-Class II	-Enterprise Portfolio-Service Shares
-Mid Cap Value Fund-Class II	-Janus Portfolio-Service Shares
-Overseas Portfolio-Service Shares
Deutsche Variable Series II
-Global Growth VIP-Class A	Morgan Stanley-The Universal Institutional Funds, Inc. (UIF)
-Small Mid Cap Value VIP-Class B	-Core Plus Fixed Income Portfolio-Class I
-Mid Cap Growth Portfolio-Class I
Dreyfus Investment Portfolios
-MidCap Stock Portfolio – Service Shares	ALPS Variable Investment Trust (Morningstar)
-Morningstar Balanced ETF Asset Allocation Portfolio-Class II
The Dreyfus Socially Responsible Growth Fund, Inc. -Service Shares	-Morningstar Conservative ETF Asset Allocation Portfolio-Class II
-Morningstar Growth ETF Asset Allocation Portfolio-Class II
Dreyfus Stock Index Fund, Inc.-Service Shares	-Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

Dreyfus Variable Investment Fund	Neuberger Berman Advisers Management Trust
-Government Money Market Portfolio	-Guardian Portfolio-Class S

Franklin Templeton Variable Insurance Products Trust	Oppenheimer Variable Account Funds
-Franklin Mutual Global Discovery VIP Fund-Class 2	-Capital Appreciation Fund/VA-Service Shares
-Franklin Mutual Shares VIP Fund-Class 2	-Global Fund/VA-Service Shares
-Franklin Small Cap Value VIP Fund-Class 2	-Main Street Fund®/VA-Service Shares
-Franklin U.S. Government Securities VIP Fund-Class 2	-Main Street Small Cap Fund®/VA-Service Shares
-Templeton Foreign VIP Fund-Class 2
-Templeton Global Bond VIP Fund-Class 2	PIMCO Variable Insurance Trust
-High Yield Portfolio-Administrative Class
Invesco Variable Insurance Funds+	-Real Return Portfolio-Administrative Class
-American Value Fund -Series I	-Total Return Portfolio-Administrative Class
-Comstock Fund-Series I
-Global Real Estate Fund-Series II Shares	Wilshire Variable Insurance Trust
-International Growth Fund-Series II Shares	-2015 ETF Fund
-Mid Cap Core Equity Fund-Series II Shares	-2025 ETF Fund
-Mid Cap Growth Fund -Series II Shares	-2035 ETF Fund
-Small Cap Equity Fund-Series I Shares

+The	full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

•	Dreyfus IP MidCap Stock Portfolio: As of May 2, 2016, Dreyfus IP MidCap Stock Portfolio is available to all contract owners.

•	Dreyfus VIF Government Money Market Fund: On or about April 30, 2016, Dreyfus VIF Money Market Portfolio was renamed Dreyfus VIF Government Money Market Portfolio. The Portfolio will invest at least 99.5% of its assets in government securities, cash or repurchase agreements that are fully collateralized.

•	Morgan Stanley UIF Core Plus Fixed Income Portfolio: As of May 2, 2016, Morgan Stanley UIF Core Plus Fixed Income Portfolio is available to all contract owners.

•	Morningstar Balanced ETF Asset Allocation Portfolio: On or about April 30, 2016, Ibbotson Balanced ETF Asset Allocation Portfolio was renamed Morningstar Balanced ETF Asset Allocation Portfolio.

•	Morningstar Conservative ETF Asset Allocation Portfolio: On or about April 30, 2016, Ibbotson Conservative ETF Asset Allocation Portfolio was renamed Morningstar Conservative ETF Asset Allocation Portfolio.

•	Morningstar Growth ETF Asset Allocation Portfolio: On or about April 30, 2016, Ibbotson Growth ETF Asset Allocation Portfolio was renamed Morningstar Growth ETF Asset Allocation Portfolio.

•	Morningstar Income and Growth ETF Asset Allocation Portfolio: On or about April 30, 2016, Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed Morningstar Income and Growth ETF Asset Allocation Portfolio.

Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix D: Closed Subaccounts.

Cutoff Date
AB Variable Product Series: International Value Portfolio-Class B	April 30, 2010
Calamos® Advisors Trust: Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund:Value Portfolio	April 30, 2015
Oppenheimer Variable Account Funds: Conservative Balanced Fund/VA-Service Shares	April 30, 2009

Fixed Investment Option

The Contract currently offers one fixed investment option: the Fixed Accumulation Account. This fixed investment option is provided through the Company’s Fixed Account.

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated May 1, 2016 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

****************************************

This prospectus includes information you should know before investing in a Contract. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2016, contains more information about the Separate Account and the Contract. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission web site: www.sec.gov. The SEC file number for the Contract is 333-148387.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contract is not FDIC or NCUSIF insured.

•	The Contract involves investment risk and may lose value.

****************************************

Contract Availability and Form Number

The Contract is not available in all states. To find out if it is available in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771. Our form number for the Contract is P1814507NW. This form number may vary by state,

Right to Cancel

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Overview

A brief overview of the Contract is included on pages 9-10 of this prospectus.

DEFINITIONS

The capitalized terms defined in this section of the prospectus will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contract, but which are not defined in this section, will be explained in the section of this prospectus where they are primarily used.

Account Value. The sum of your “variable account value” and your “fixed account value.” Your “variable account value” is the value of your interest in all of the Subaccounts. Your “fixed account value” is the value of your interest in the Fixed Accumulation Account.

Accumulation Unit. A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”

Annuitant. The natural person on whose life Annuity Benefit payments are based. Annuity Benefit payments generally are made to the Annuitant as payee. More information about the Annuitant is included in the Contract section of this prospectus.

Annuity Benefit. The payments that may be made under the Annuity Benefit section of the Contract.

Beneficiary. The person entitled to receive any Death Benefit that is to be paid under the Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Benefit Unit. A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.”

Company. Annuity Investors Life Insurance Company®. The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date. The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

•	The Annuity Commencement Date is the first day of the first payment interval for which payment of an Annuity Benefit is to be made. The Annuity Commencement Date on the Contract effective date is shown on the Contract specifications page.

•	The Death Benefit Commencement Date is: (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments; or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract. A contract described in this prospectus. The term “Contract” includes any riders or endorsements to the Contract, any application for the Contract, and any application for a rider or an endorsement to the Contract.

Contract Anniversary. The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.

Contract Year. Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.

Death Benefit. The benefit described in the Death Benefit section of the Contract.

Fixed Account. The Fixed Account is part of the Company’s general account. The Fixed Accumulation Account is provided through the Fixed Account.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Investment Factor. The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The Net Investment Factor for each Valuation Period reflects changes in the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits or charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. The owner of the Contract. The words “you” and “your” in this prospectus also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payment. An amount received by us for the Contract. This amount is after the deduction of applicable premium or other taxes.

Separate Account. Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this prospectus.

Surrender Value. An amount equal to your Account Value as of the end of the applicable Valuation Period, reduced by: (1) any fees or charges that would apply upon a surrender; (2) any applicable premium tax or other taxes not previously deducted; and (3) the outstanding balance of any loans.

SEC. Securities and Exchange Commission.

Tax Qualified Contract. A contract that is intended to qualify for special tax treatment for certain retirement savings arrangements. The Contract specifications page indicates whether the Contract is a Tax-Qualified Contract.

Valuation Date. Each day on which the New York Stock Exchange is open for business.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to: (1) any payment that we make before we acknowledge the Written Request; and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values, and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy your Contract, during the time that you own your Contract, and when you withdraw money from your Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you buy your Contract, withdraw money from your Contract, surrender your Contract, annuitize your Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	7.00%	7.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Processing Fee	None	$50
Loan Interest Spread	3.00%	7.00%

The early withdrawal charge is calculated as a percentage of the Purchase Payment withdrawn, surrendered or annuitized. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 4 years. We waive the early withdrawal charge that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years and under other circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

The transfer fee currently applies to each transfer in excess of 12 in any Contract Year.

Loans are available only on certain Tax Qualified Contracts. Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The Loan Interest Spread is the difference between the interest rate we charge you on a loan and the interest rate we credit to collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

	Standard Contract	Contract with Enhanced Death Benefit Rider	Contract with Enhanced Death Benefit Rider Issued Before 5/1/09
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.50%	1.75%	1.70%
Administration Charge	0.15%	0.15%	0.15%
Total Separate Account Annual Expenses	1.65%	1.90%	1.85%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

The Enhanced Death Benefit Rider is optional. If you want to add the Enhanced Death Benefit Rider to your Contract, you must request it when you purchase your Contract. There is no separate charge for this Rider but, if you select the Rider when you buy your Contract, a higher mortality and expense risk charge will apply to your Contract. See the Death Benefit section of this prospectus for more information about this Rider.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.52%	1.44%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the Deustche Global Growth VIP.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2015. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust (Morningstar portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (acquired funds). As a result, each Morningstar portfolio and each Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	early withdrawal charges (described in Table A above);

•	annual contract maintenance fee and Separate Account annual expenses (described in Table B above); and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Optional Death Benefit Rider and Maximum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.90% are incurred.

•	The maximum Portfolio expenses (1.44%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,072	$1,686	$2,102	$4,914
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$372	$1,186	$2,102	$4,914

Example 2: Contract with No Riders and Minimum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You do not select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The minimum Portfolio expenses (0.52%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be	$954	$1,317	$1,462	$3,498
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$254	$817	$1,462	$3,498

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last eight fiscal years through December 31, 2015, or from the end of the year of inception of a Subaccount, if later, to December 31, 2015; and (2) number of accumulation units outstanding as of the end of the period or year.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Is the Contract?

The Contract is an individual deferred variable annuity, which is an insurance product. It is a contract between you and the Company, under which we promise to pay a stream of payments to you at some future date. Like other variable annuities, it is designed to be a long-term investment, to meet retirement and other long-range goals.

The Contract offers both variable and fixed investment options to which you can allocate Purchase Payments. The value of your investment as a variable annuity owner will vary depending on the performance of the investment options you choose.

What Benefits Are Available under the Contract?

Annuity Benefit	If you annuitize your Contract, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. This feature helps protect you against the possibility that you will outlive your assets.

Death Benefit	We will generally pay a Death Benefit to your Beneficiary if you die before the Annuity Commencement Date and before you surrender the Contract.

Optional Enhanced Death Benefit

If you select the Enhanced Death Benefit Rider when you purchase your Contract, it will ensure that historical Account Values are considered in the calculation of the Death Benefit.

You cannot terminate this Rider after the Contract effective date.

Tax Deferral

Your Contract is tax-deferred. This means you pay no taxes on the interest and investment gains in your Contract until you withdraw money from your Contract. You may transfer money from one investment option to another within your Contract without paying tax at the time of the transfer.

If your Contract was issued in conjunction with a retirement arrangement that provides tax deferral, the Contract will not provide additional tax deferral and should be purchased for its other benefits and features.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. For more information about how withdrawals impact the Death Benefit, see the Other Information about the Death Benefit Amount section of this prospectus and the examples in Appendix C.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

•	An early withdrawal charge may apply if you withdraw money from your Contract or surrender or annuitize your Contract.

•	If you withdraw money from your Contract or surrender your Contract before age 59 1⁄2, a penalty tax may be applicable.

How Do I Purchase or Cancel a Contract?

You may purchase a Contract only through a registered securities representative. The minimum initial Purchase Payment is $20,000. Other information about purchasing a Contract is set out in the Purchase Payments section of this prospectus. More information about ownership of a Contract is included in The Contract section of this prospectus.

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

What Fees and Charges Apply to the Contract?

We will charge the fees and charges listed below.

• An annual Contract maintenance fee	• A mortality and expense risk charge

• A transfer fee for certain transfers among investment options	• Premium taxes, if any

• An early withdrawal charge, if applicable	• Loan processing fee, if applicable

• An administration charge

We may reduce or waive a fee or charge as discussed in the Fees and Charges section of this prospectus. The mortality and expense risk charge may never be entirely waived.

In addition to fees and charges under the Contract, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December  31, 2015 are described in the prospectuses of the Portfolios.

Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender or Annuitize the Contract?

An early withdrawal charge may apply if you make withdrawals from your Contract, surrender your Contract or annuitize your Contract. This early withdrawal charge is sometimes called a deferred sales load or a surrender charge. In addition, we will deduct the annual Contract maintenance fee when you surrender your Contract. These charges and fees are described in the Fees and Charges section of this prospectus.

If you withdraw money from or surrender a Tax-Qualified Contract, the full amount withdrawn or surrendered is generally subject to income tax. If you withdraw money from or surrender any other Contract, only the amount representing gains is subject to income tax. If you are under age 59 1⁄2, the taxable amount is also generally subject to a 10% federal penalty tax. Tax consequences of a withdrawal or a surrender are described more fully in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement arrangements.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include your Contract number and your name. You may also call us at 1-800-789-6771 or contact us through our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

You are responsible for choosing Subaccounts and making allocations that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making these decisions, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you. You bear the risk that the value of your Contract may decline as a result of the performance of the Subaccounts you have chosen. Therefore, you should carefully consider any decisions regarding Purchase Payment allocations and transfers to a Subaccount. You should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate. We do not provide investment advice and we do not recommend or endorse any of the available investment options in the Contract.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Morningstar Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Morningstar Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.
Capital Appreciation Fund	Class I	American Century Investment Management	US equity mid cap: mid-cap growth
Large Company Value Fund	Class II	American Century Investment Management	US equity large cap value: large value
Mid Cap Value Fund	Class II	American Century Investment Management	US equity mid cap: mid-cap value

Davis Variable Account Fund, Inc.
Value Portfolio	N/A	Davis Selected Advisors Sub-Advisor: Davis Selected Advisers-NY	US equity large cap blend: large blend

Deutsche Variable Series II
Global Growth VIP	Class A	Deutsche Investment Management Americas	Global equity: world stock
Small Mid Cap Value VIP	Class B	Deutsche Investment Management Americas Sub-Advisor: Dreman Value Management	US equity mid cap: mid-cap value

Dreyfus
Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporation	US equity mid cap: mid-cap blend
The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation	US equity large cap blend: large blend
Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Manager: Mellon Capitol Management (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend
Dreyfus Variable Investment Fund Government Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: money market-taxable

Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers	Global equity: world stock
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers	US equity large cap value: large value
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services	US equity small cap: small value
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers	US fixed income: intermediate government
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel Sub-Advisor: Franklin Templeton Investment Management	Global equity large cap: foreign large value
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers	Global fixed income: world bond

Invesco Variable Insurance Funds
American Value Fund	Series I	Invesco Advisers	US equity mid cap: mid-cap value
Comstock Fund	Series I	Invesco Advisers	US equity large cap value: large value
Global Real Estate Fund	Series II	Invesco Advisers	Real estate sector equity: global real estate
International Growth Fund	Series II	Invesco Advisers	Global equity large cap: foreign large growth
Mid Cap Core Equity Fund	Series II	Invesco Advisers	US equity mid cap: mid-cap blend
Mid Cap Growth Fund	Series II	Invesco Advisers	US equity mid cap: mid-cap growth
Small Cap Equity Fund	Series I	Invesco Advisers	US equity small cap: small blend

Janus Aspen Series
Balanced Portfolio	Service	Janus Capital Management	Moderate allocation: moderate allocation
Enterprise Portfolio	Service	Janus Capital Management	US equity mid cap: mid-cap growth
Janus Portfolio	Service	Janus Capital Management	US equity large cap growth: large growth
Overseas Portfolio	Service	Janus Capital Management	Global equity large cap: foreign large blend

Morgan Stanley—The Universal Institutional Funds, Inc.(UIF)
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	US fixed income: intermediate term bond
Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	US equity mid cap: mid-cap growth

ALPS Variable Investors Trust
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Moderate allocation: moderate allocation
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Aggressive allocation: aggressive allocation
Morningstar Income/Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation

Neuberger Berman Advisers Management Trust
Guardian Portfolio	Class S	Neuberger Berman Management Sub-Advisor: Neuberger Berman	US equity large cap growth: large growth

Oppenheimer Variable Account Funds
Capital Appreciation Fund/VA	Service	OppenheimerFunds	US equity large cap growth: large growth
Global Fund/VA	Service	OppenheimerFunds	Global equity: world stock
Main Street Fund®/VA	Service	OppenheimerFunds	US equity large cap blend: large blend
Main Street Small Cap Fund®/VA	Service	OppenheimerFunds	US equity small cap: small blend

PIMCO Variable Insurance Trust
High Yield Portfolio	Administrative	Pacific Investment Management	High yield fixed income: high yield bond
Real Return Portfolio	Administrative	Pacific Investment Management	Inflation linked: inflation-protected bond
Total Return Portfolio	Administrative	Pacific Investment Management	US fixed income: intermediate-term bond

Wilshire Variable Insurance Trust
2015 ETF Fund	N/A	Wilshire Associates	Target date 2000-2020: target date 2011-2015
2025 ETF Fund	N/A	Wilshire Associates	Target date 2021-2045: target date 2021-2025
2035 ETF Fund	N/A	Wilshire Associates	Target date 2021-2045: target date 2031-2035

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

THE FIXED ACCUMULATION ACCOUNT

The currently available fixed investment option is the Fixed Accumulation Account. Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract was issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

You may purchase a Contract only through a registered securities representative.

The Contract is available for tax-qualified annuity purchases and non-tax-qualified annuity purchases.

•	Owners of Tax-Qualified Contracts must be between the ages of 18 and 85 on the Contract effective date.

•	Owners of other contracts must be between the ages of 0 and 85 on the Contract effective date.

To determine if you are eligible to purchase a Contract, we will use your age as of your last birthday.

We will allocate Purchase Payments to the available Subaccounts and the Fixed Accumulation Account according to your instructions. You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. Purchase Payments must be received by us at our administrative office. Upon request, we will provide you with a receipt as proof of payment.

We must receive the initial Purchase Payment on or before the Contract effective date. We must receive each other Purchase Payment on or before the earliest of: (1) the Annuity Commencement Date; (2) a death for which a Death Benefit is payable; or (3) the date that the Contract is surrendered.

Current Restrictions on Purchase Payment Amounts.

	Tax Qualified Contract	Any Other Contract
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum single Purchase Payment	$1,000,000 or Company approval	$1,000,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.

Processing of Purchase Payments. We will apply your initial Purchase Payment to your account using the following rules.

•	If your application form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment at our administrative office.

•	If your application form is not in Good Order, we will attempt to get the application form in Good Order within 5 business days. If the application form is not in Good Order at the end of 5 business days, we will inform you of the reason for the delay in processing your Purchase Payment and that the Purchase Payment will be returned immediately unless you specifically agree that we may keep the Purchase Payment until the application form is in Good Order. Once the application form is in Good Order, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order at our administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order at our administrative office.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values. For more information about the Net Investment Factor, see the Definitions section of this prospectus.

Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or the Fixed Accumulation Account. Allocation instructions must be made by Written Request.

Current Restrictions on Allocations. The minimum amount that you can allocate to any Subaccount is $10. The minimum amount that you can allocate to the Fixed Accumulation Account is $10.

We reserve the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period. If you exercise your right to cancel the Contract and we have allocated your Purchase Payment(s) to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payment(s) or your Account Value, without deduction of an early withdrawal charge.

We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or the Fixed Accumulation Account from time to time on a nondiscriminatory basis. If at any time the amount allocated to an investment option is less than $500, we reserve the right to transfer the amount to the other investment options. Such a transfer will be in the same proportion as each of the other option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

FEES AND CHARGES

We assess two types of fees and charges.

Fees and Charges Assessed against Your Contract

We assess fees and charges directly to your Contract. These fees and charges are the annual Contract maintenance fee, transfer fees, early withdrawal charges, and premium taxes, as applicable. They are reflected in your Account Value.

Contract Maintenance Fee	The Contract Maintenance Fee offsets expenses that we incur in issuing the Contracts and in maintaining the Contracts and the Separate Account.
Amount of Fee	$30.00 per year.
When and How Deducted

•       Before the Commencement Date, we deduct this fee as of the Valuation Period after each Contract Anniversary that the Contract is in effect. We deduct it pro rata from each investment option in which the Contract has an interest at that time.

•       After the Commencement Date, we deduct a portion of the annual fee from each payment. We deduct a pro rata portion of the annual fee from each payment.

•       We also deduct the full annual fee at the time of a surrender.

Waivers

•       Before the Commencement Date if the Account Value is at least $50,000 on the date the fee is due.

•       After the Commencement Date if the amount applied to a variable dollar benefit is at least $50,000.

•       After the Commencement Date where required to satisfy state law.

•       In our discretion where we incur reduced sales and servicing expenses.

Transfer Fee	The Transfer Fee offsets costs that we incur in administering the Contracts.
Amount of Fee

$25 for each transfer in excess of 12 in any Contract Year.

We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct this fee from the amount transferred.
Waivers

Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs.

We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Early Withdrawal Charge	The Early Withdrawal Charge offsets costs that we incur in the sale of the Contracts, including commissions paid to broker dealers and securities representatives and sales literature costs.
Amount of Charge	Up to 7% of each Purchase Payment, depending on the number of years that have elapsed between the date we receive the Purchase Payment and the date we receive the withdrawal, surrender or annuitization request. The early withdrawal charge is calculated as a percentage of the Purchase Payment withdrawn, surrendered or annuitized.

Number of Full Years Elapsed	Early Withdrawal Charge
Less than 1 year	7.00%
1 year	6.00%
2 years	5.00%
3 years	4.00%
4 years or more	None

When and How Deducted

Early withdrawal charges apply to withdrawals, surrender or annuitization. For purposes of calculating the early withdrawal charge, we process withdrawals against Purchase Payments in the order in which we received them.

Waivers See the Waiver of Early Withdrawal Charges section of this prospectus for more information.

•       Free withdrawal privilege.

•       If your Contract is issued with a tax sheltered annuity endorsement, you are age 55 or older, you have severed your employment, and your Contract has been in force for at least 7 years.

•       If your Contract is issued with a tax sheltered annuity endorsement and your Contract has been in force for 10 years or more.

•       If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years.

•       Under other special circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

•       In our discretion where we incur reduced sales and servicing expenses or where required to satisfy federal or state law.

Example of Calculation of Early Withdrawal Charge. You surrender your Contract when your Account Value is $100,000. Part of your Account Value ($20,000) comes from Purchase Payments held for one year, part of your Account Value ($30,000) comes from Purchase Payments held for two years, and the remainder of your Account Value ($50,000) comes from Purchase Payments held for three years. No waiver applies. We take an early withdrawal charge of $4,700 and you receive $95,300.

Charge on Purchase Payments held for 1 year	$1,200	($20,000 x 0.06)
Charge on Purchase Payments held for 2 years	$1,500	($30,000 x 0.05)
Charge on Purchase Payments held for 3 years	$2,000	($50,000 x 0.04)

Total early withdrawal charge	$4,700

Deduction for Early Withdrawal Charge When You Take a Withdrawal. Unless you instruct us otherwise, any early withdrawal charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 7%, you request $100, and no waiver applies, you receive $100, the charge is $7.53, and the total withdrawal from your account is $107.53.

Premium Taxes. Currently some state governments impose premium taxes on annuities. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.

Expenses related to Loans. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. We also reserve the right to charge a loan processing fee for each loan. The loan processing fee offsets expenses that we incur in setting up and administering the loan. The maximum loan processing fee that we would charge is $50 for each loan. For more information about loans, see the Contract Loans section of this prospectus.

Fees and Charges Assessed against the Separate Account

We also assess charges against the Separate Account. These charges are the administration charge and the applicable mortality and expense risk charge. They are reflected in the Accumulation Unit Values.

Administration Charge	The Administration Charge offsets expenses that we incur in administering the Contracts and the Separate Account.
Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.
When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.
Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

The Mortality and Expense Risk Charge compensates us for assuming mortality and expense risks under the Contract.

•      We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•      We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge

Standard Contract

Daily charge equal to 0.004141% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.50%.

Contract with optional Enhanced Death Benefit Rider

Daily charge equal to 0.0048369%of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.75%.

Contract issued with optional Enhanced Death Benefit Rider before May 1, 2009

Daily charge equal to 0.004698% of the daily accumulation unit value for each Subaccount, which corresponds to an effective annual rate of 1.70%.

When and How Deducted	Before the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.
Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Definition of Net Asset Value. We use the term “net asset value” in the administration charge and mortality and expense risk charge tables above. This term means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Daily Charges in Leap Years. Because the administration charge and the mortality and expense risk charge are assessed on a daily basis, the effective annual rate of these charges may be slightly higher in leap years.

Expenses of the Portfolios. In addition to fees and charges by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Maximum Fees and Charges

Except as described above, we will never charge more to your Contract than the fees and charges described in the tables above, even if our actual expenses exceed the total fees and charges we collect.

•	If the distribution expenses we incur in selling the Contracts are greater than the early withdrawal charges we collect, we will use our general account assets to pay these distribution expenses. Our general account assets may include amounts derived from mortality and expense risk charges.

•	If our total expenses related to the Contracts are greater than the total fees and charges we collect from the Contracts, we will use our general account assets to pay our expenses.

•	If the fees and charges we collect from the Contracts are greater than our total expenses related to the Contracts, the excess will be profit to us and will not be returned to you.

Waiver of Early Withdrawal Charges

Waivers under the Free Withdrawal Privilege. The free withdrawal privilege lets you withdraw some money from your Contract without deduction of an early withdrawal charge. The total amount that you can withdraw, surrender or annuitize during the same Contract Year without a charge under this privilege is 10% of the Purchase Payments that would otherwise be subject to the early withdrawal charge. You may not carry over any unused part of your free withdrawal privilege from one Contract Year to the next.

Waivers for Contracts with a Tax Sheltered Annuity Endorsement. We will waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract: (1) you are at least 55 years old; (2) you have severed your employment; and (3) your Contract has been in force for at least 7 years.

We will also waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract, your Contract has been in force for 10 years or more.

Waivers for Certain Annuitizations. We will waive the early withdrawal charges that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years.

Extended Care Waiver. (Rider form R6020808NW—Waiver of Early Withdrawal Charges for Extended Care Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital;

•	the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Contract effective date; and

•	the confinement has continued for a period of at least 90 consecutive days.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Terminal Illness Waiver. (Rider form R6019408NW—Waiver of Early Withdrawal Charges Upon Terminal Illness Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician;

•	as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract effective date.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Disability Waiver. If the Social Security Administration determines, after the Contract effective date and before the applicable withdrawal or surrender, that you are “disabled” as that term is defined in the Social Security Act of 1935, as amended, we will waive the early withdrawal charges that would otherwise apply.

Additional Information about Waivers

Discretionary Waivers of Fees or Charges. To determine if we will waive a fee or charge, in part or in full, due to reduced sales and servicing expenses, we will look at the relevant factors including the total amount of Purchase Payments to be received, and any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where the waiver would be unfairly discriminatory to any person.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions.

TRANSFERS

Before the Commencement Date, you may transfer amounts among Subaccounts and/or between Subaccounts and the Fixed Accumulation Account.

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer in Good Order at our administrative office. We will process transfers to or from a Subaccount at the next Accumulation Unit Value calculated after we receive the transfer request in Good Order at our administrative office.

We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or the Fixed Accumulation Account on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion. If the amount allocated to a Subaccount is less than $500, we reserve the right to transfer the amount to the other Subaccounts and the Fixed Accumulation Account. If the amount allocated to the Fixed Accumulation Account is less than $500, we reserve the right to transfer the amount to the Subaccounts. If we exercise this right, the transfer will be in the same proportion as each of the other investment option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

Current Restrictions on Transfers from the Subaccounts. Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.

Current Restrictions on Transfers to and from the Fixed Accumulation Account.

Minimum Transfer Amount. Each transfer from the Fixed Accumulation Account must be at least $500 or the balance of your interest in the Fixed Accumulation Account, if less.

Maximum Transfer Amount. Transfers from the Fixed Accumulation Account during a Contract Year may not exceed the greater of 20% of your fixed account value as of the most recent Contract Anniversary or $1,000. Due to this restriction, it may take a number of years to transfer your interest in the Fixed Accumulation Account to Subaccounts.

Timing Restrictions.

•	You may not transfer amounts from the Fixed Accumulation Account during the first Contract Year.

•	You may transfer amounts from the Fixed Accumulation Account only during the 30-day period following a Contract Anniversary.

•	Amounts transferred from the Fixed Accumulation Account to Subaccounts may not be transferred back to the Fixed Accumulation Account for a period of 12 months from the date of the original transfer.

These restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfers made in connection with the dollar cost averaging, portfolio rebalancing or interest sweep programs.

How to Request a Transfer. Currently, you may make a transfer request by any of the following methods:

•	by Written Request;

•	by telephone at 1-800-789-6771;

•	by facsimile at 513-768-5115; or

•	over the Internet through our web site at www.gaig.com.

All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract owners.

Automatic Transfer Programs

Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching among the investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

Automatic transfers from the money market Subaccount to any other Subaccount(s), or automatic transfers from the Fixed Accumulation Account to any Subaccount(s).

You may select monthly or quarterly transfers under this program.

Source of funds must be at least $10,000.

Minimum for each transfer is $500.

When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.

Dollar cost averaging transfers may not be made to the Fixed Accumulation Account. Dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers among the Subaccounts and the Fixed Accumulation Account to maintain the percentage allocations that you have selected.	Minimum Account Value of $10,000.

Transfers will take place on the last Valuation Date of each calendar quarter.

Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account is being utilized.

Interest Sweep	Automatic transfers of the income from the Fixed Accumulation Account to any Subaccount(s).	Balance of the Fixed Accumulation Account must be at least $5,000. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs. You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, send us a Written Request by U.S. or overnight mail or by facsimile at 513-768-5115 or call us at 1-800-789-6771. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies

Neither the Contract described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. For example, under our policies, if a Contract owner engages in more than 12 transfer events in one Contract Year, we will require him or her to submit transfer requests via regular first-class U.S. mail for the remainder of that Contract Year. Transfer restrictions may vary by state. Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

Withdrawals

You may take withdrawals from your Contract at any time before the earliest of: (1) the Annuity Commencement Date; (2) a death for which a Death Benefit is payable; or(3) the date that the Contract is surrendered. The right to withdraw may be restricted under certain tax-qualified retirement arrangements.

Withdrawals must be made by Written Request. The amount available for withdrawal will be the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your withdrawal request. This amount may be limited by tax law or employer plan restrictions on withdrawals. No withdrawal can be made that would reduce the Surrender Value of your Contract to less than $500. The amount of each withdrawal must be at least $500. The $500 minimum does not apply to withdrawals made under a systematic withdrawal program.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the Fixed Accumulation Account. Unless the Written Request states otherwise, the reduction in each Subaccount and the Fixed Accumulation Account will be in the same proportion as the reduction in the total Account Value. If you wish to specify the investment options from which the withdrawal is to be taken and the amount to be taken from each specified investment option, you must include this information in the Written Request.

A withdrawal is effective on the Valuation Date during which we receive the Written Request for withdrawal in Good Order at our administrative office. A withdrawal that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

If an early withdrawal charge applies to your withdrawal, you will receive the amount that you requested and your Account Value will be reduced by the amount you receive plus the early withdrawal charge.

Tax consequences of a withdrawal are described in the Federal Tax Matters section of this prospectus.

Systematic Withdrawal

Before the Annuity Commencement Date, you may elect to automatically withdraw money from your Contract. Your Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that must be withdrawn is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee to participate in a systematic withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Contract than if annuitization were elected. Systematic withdrawals will reduce the amount available under the Free Withdrawal Privilege described above. Unless a waiver applies, the early withdrawal charge applies to a withdrawal made under a systematic withdrawal program during an early withdrawal charge period.

For more information about a systematic withdrawal program, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Surrenders

You may surrender your Contract in full at any time before the earlier of: (1) the Annuity Commencement Date; or (2) a death for which a Death Benefit is payable. A full surrender will terminate the Contract including any applicable riders. The right to surrender may be restricted under certain tax-qualified retirement arrangements.

A surrender must be made by Written Request. The amount available for surrender will be the Surrender Value at the end of the Valuation Period in which the Written Request for surrender is received by us.

A surrender is effective on the Valuation Date during which we receive the Written Request for surrender in Good Order at our administrative office. A surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus.

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period: (1) when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted; (2) when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or (3) when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Accumulation Account. We may delay processing and payment for up to 6 months after we receive your Written Request for a withdrawal or surrender from the Fixed Accumulation Account. If we delay processing and payment, we will comply with applicable state law.

CONTRACT LOANS

We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract. For more information about loans, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. We also reserve the right to charge a loan processing fee for each loan. The maximum loan processing fee that we would charge is $50 for each loan.

These loans will be secured with an interest in your Contract. You must hold the amount necessary to secure all loans under your Contract (“collateral amount”) in the Fixed Accumulation Account. Generally we require the collateral amount to be 110% of the outstanding loan balance.

To meet this requirement, it may be necessary for you to transfer funds to the Fixed Accumulation Account from the Subaccounts to which you have allocated your Account Value. If you do not make the necessary transfer, we will transfer the applicable collateral amount on a pro rata basis from such Subaccounts to the Fixed Accumulation Account. The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The minimum rate of interest that we will credit to the collateral amount will be equal to or greater than the minimum required under the law of the state when and where the Contract was issued.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount may be as low as 1%, the maximum “loan interest spread” is 7%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•	A plan administrator or an employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 7% and the current “loan interest spread” will be higher than 3%.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment. We do not treat loan payments as Purchase Payments for purposes of the early withdrawal charge.

The restrictions on transfers to and from the Fixed Accumulation Account, which are set out in the Transfers section of this prospectus, do not apply to transfers of collateral amounts.

Loan amounts, repayment requirements and default procedures are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

An outstanding loan balance affects the Account Value, the Surrender Value, the amount of the Annuity Benefit, and the amount of the Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the collateral amount cannot be allocated to the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable depending on market performance during the loan period.

ANNUITY BENEFIT

When the Contract is annuitized, we promise to pay you a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you.

Annuity Commencement Date. The Annuity Commencement Date as of the Contract effective date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

•	You may not change the Annuity Commencement Date to a date earlier than the first Contract Anniversary.

•	You may not change the Annuity Commencement Date to a date later than the Contract Anniversary following the 95th birthday of the eldest Owner, unless we agree.

Annuity Benefit Amount. If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years, then the Account Value as of the Annuity Commencement Date will be used to provide these payments. Otherwise, the Surrender Value as of the Annuity Commencement Date will be used to provide Annuity Benefit payments. The amount used to provide Annuity Benefit payments will be reduced by any fees and charges under the Contract, and applicable premium tax or other taxes not previously deducted.

Form of Annuity Benefit Payments. You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Annuity Benefit payments are made for life and are guaranteed to be paid for at least 10 years.

Annuity Benefit Distribution Rules. Any settlement option election or change of a settlement option election is subject to the Annuity Benefit Distribution Rules provision of the Contract. These rules are summarized below.

•	For a Tax Qualified Contract. Annuity Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

•	For any other Contract. Annuity Benefit payments that are still payable after the death of the person controlling the payments must be made at least as rapidly as payments were being made at the time of death.

DEATH BENEFIT

Definitions

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum.

Death Benefit Valuation Date. The earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit; or (2) the Death Benefit Commencement Date.

Due Proof of Death. A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Death Benefit

A Death Benefit is payable under your Contract if, before the Annuity Commencement Date and before the Contract is surrendered:

•	an Owner dies; or

•	an Owner is a non-natural person and the Annuitant dies.

For this purpose, a trustee is considered to be a non-natural person, and the death of an individual who owns the Contact as a trustee will not be treated as the death of an Owner.

No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated. If your surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.

Death Benefit Amount under the Standard Contract. The amount of the Death Benefit will be based on the greater of:

•	the Account Value on the Death Benefit Valuation Date; or

•	the total of all Purchase Payments received by us, reduced proportionally for any withdrawals, including withdrawals to pay charges.

Enhanced Death Benefit Rider. We offer an enhanced Death Benefit through an optional rider to the Contract. To select this Rider, you must make a Written Request. We must receive your Written Request before the Contract effective date.

You may not select this Rider if you or the eldest Owner will be age 80 or older on the Contract effective date. You may not voluntarily terminate this Rider after the Contract effective date.

If you select this Rider, we will increase the annual mortality and expense risk charge applicable to your Contract. The 0.25% increase will compensate us for the additional mortality and expense risk that we assume under the Rider. (For Contracts issued with the Enhanced Death Benefit Rider before May 1, 2009, we increased the annual mortality and expense risk charge by 0.20%.)

If you select this Rider, the amount of the Death Benefit will be based on the greatest of:

•	the Account Value on the Death Benefit Valuation Date;

•	the total of all Purchase Payments received by us, reduced proportionally for any withdrawals including withdrawals to pay charges; or

•	the Historic High Value as described below.

Historic High Value. The Historic High Value after the first Contract Anniversary is your largest Account Value on any Contract Anniversary that is before the Death Benefit Valuation Date and before the 80th birthday of the eldest Owner (“largest account value”), reduced by an amount proportionate to any reduction in the Account Value due to a withdrawal after this “largest account value” was reached and any related early withdrawal charge or other related fees or charges.

There is no Historic High Value before the first Contract Anniversary. The Death Benefit under this Rider before the first Contract Anniversary is effectively the same as the Death Benefit under the standard Contract.

Other Information about the Death Benefit Amount.

•	Any reduction that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C.

•	The Death Benefit under this Rider will be reduced by any fees and charges due under this Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans.

•	We will accrue interest on the Death Benefit payable under the Rider as required by law. Any interest will be added to the Death Benefit to be paid.

Allocations and Transfers of Death Benefit Amount. On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Accumulation Account. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Accumulation Account. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Death Benefit Commencement Date. The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death for which the Death Benefit is payable. If no designation is made, then the Death Benefit Commencement Date will be one year after the date of death.

Form of Death Benefit Payments. You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Death Benefit payments end after 4 years.

Lump Sum Payment of Death Benefit prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account. If the beneficiary has not closed this account, then the beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Application of a Death Benefit to a Settlement Option. When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value on the Death Benefit Commencement Date.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

Death Benefit Distribution Rules. Any designation of the Death Benefit Commencement Date, any election of the form of death benefit payments, and any change in the designation or the election is subject to the Death Benefit Distribution Rules provision of the Contract. These rules are summarized below.

•	For a Tax Qualified Contract. Death Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

•	For any other Contract. The Death Benefit must be paid either: (1) in full within 5 years of death; or (2) over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually starting within one year of death.

SETTLEMENT OPTIONS

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. Fixed periods shorter than 5 years are generally not available under any settlement option. A fixed period of less than 5 years is available only as a Death Benefit settlement option. All elected settlement options must comply with pertinent laws and regulations.

Once payment begins under a settlement option, the settlement option may not be changed. Commuted values are not available unless we agree otherwise.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of time that you select (5 to 30 years).

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for as long as you live (or as long as the person on whose life benefit payments are based lives). If you die (or the person on whose life benefit payments are based dies) during the fixed period of time that you select, we will make periodic payments for the rest of the period.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. If the secondary person on whose life benefit payments are based survives the primary person, we will make one-half of the periodic payment until the death of the secondary person.

We will use the Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed settlement option factors, values, and benefits under the Contract.

Payments under Settlement Options. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive (Option B and Option C), we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. For purposes of calculating payments based on the age of a person, we will use the person’s age as of his or her last birthday.

If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals, and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Form of Benefit Payments under Settlement Options. Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed dollar payments are determined as follows. We start with the amount to be applied to fixed dollar payments. The resulting amount, expressed in thousands of dollars, is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. Fixed dollar payments will remain level for the duration of the payment period.

The variable dollar base payment is determined in the same manner as a fixed dollar payment calculated at our minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes interest at 1%, the payment will be less than the base payment if net investment performance of the applicable Subaccount(s) is less than 1%. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than 1%.

Each fixed or variable dollar payment is reduced by a pro rata portion of the Contract Maintenance Fee divided by the number of payments to be made over a 12-month period.

No transfers between fixed dollar payments and variable dollar payments will be allowed after the Commencement Date. Twelve months or more after the Commencement Date, the person controlling payments may transfer all or part of the Benefit Units upon which variable dollar payments are based from the Subaccount(s) then held to Benefit Units in other Subaccount(s) that are then available. Such transfers of Benefit Units may not occur more than once in any 12 month period and are subject to the limitations on transfers described in the Transfers section and Appendix B of this prospectus.

Nonhuman Payees under a Settlement Option. Except as stated below, the primary payee under a settlement option must be a human being. All settlement option payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a checking or savings account owned by the primary payee. Settlement option payments may be made as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

A nonhuman Owner or Beneficiary may be the primary payee. We may make other exceptions in our discretion.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annually or annually), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, also affects the amount by which variable dollar payments increase or decrease.

The Statement of Additional Information contains more information about the Annuity Benefit, the Death Benefit, benefit payment forms, benefit payment calculations, and the assumed daily investment factor.

THE CONTRACT

Your Contract is an agreement between you and the Company. Values, benefits and charges are calculated separately for your Contract.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

We may make any changes to the Contracts required by the Investment Company Act of 1940 or other federal securities laws or by federal or state law regulating variable annuities. In addition, we may make any changes necessary to maintain the status of the Contracts as annuities under the Internal Revenue Code. To the extent required by applicable law, we will obtain approval from federal and state regulators and Contracts owners and we will notify you of such changes.

At our discretion, we may suspend or discontinue sales of the Contracts.

Cancellation and Termination

Your Right to Cancel. You may cancel your Contract by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent or producer who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid.

If you cancel your Contract as set forth above, your Contract will be void and we will refund the Purchase Payments made for it plus any investment gains or minus any investment losses under the Contract as of the end of the Valuation Period during which we receive the returned Contract.

Federal law or the law of the state where you live may vary your cancellation rights.

•	When required by state or federal law, we will refund Purchase Payments without any investment gain or loss.

•	When required by state or federal law, we will refund Purchase Payments in full, without deducting any fees or charges.

•	When required by state law, the right to cancel period may be longer than 20 days.

The cover page of your Contract explains the cancellation rights specific to your Contract.

During the right to cancel period, we reserve the right to allocate all Purchase Payments temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment. If you exercise your right to cancel the Contract and we have allocated your Purchase Payments to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payments or your Account Value, without deduction of an early withdrawal charge.

Our Right to Terminate. We reserve the right to terminate your Contract at any time that the Surrender Value is less than $500. If we terminate your Contract, we will pay you the Surrender Value.

Ownership Provisions

Owner. The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.

An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If an Owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract. A trustee that owns a Contract is considered to be a non-natural person for all purposes under the Contract.

Successor Owner. In some cases, your spouse (or your civil union partner/domestic partner in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner) is the sole Beneficiary under the Contract, he or she will become the successor owner of the Contract if: (1) you make that Written Request before your death; or (2) after your death, your spouse (or your civil union partner/domestic partner) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership under the Contract except the right to name another successor owner.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Step Up in Account Value for Successor Owner. If your spouse (or your civil union partner/domestic partner in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.

•	The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or your civil union partner/domestic partner) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.

If the Account Value is increased under this provision, we will add the amount in the same proportion as the value of each Subaccount and the Fixed Accumulation Account is to the total Account Value as of the end of the Valuation Period that precedes the Death Benefit Valuation Date. Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of: (1) the date we receive Due Proof of Death; or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Joint Owners.

•	For a Tax Qualified Contract. No joint owner is permitted.

•	For any other Contract. Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.

A surviving joint owner will be deemed to be the sole Beneficiary of any Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation. A surviving joint owner who is the spouse (or civil union partner/domestic partner in applicable states) of the deceased owner may become the successor owner of the Contract in lieu of receiving the Death Benefit.

Transfer of Ownership.

•	For a Tax Qualified Contract. You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract. You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences.

Assignment.

•	For a Tax Qualified Contract. You may not pledge, charge, encumber, or in any way assign your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract. You may assign all or any part of your rights under this Contract except: (1) the right to designate or change a Beneficiary; (2) the right to designate or change an Annuitant; (3) the right to transfer ownership; and (4) the right to elect a settlement option. The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity or tax effects of any assignment. If an assignment is allowed, then the rights of an assignee, including the right to any payment under the Contract, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.

Annuitant Provisions

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

You generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation. You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

Payees under the Contract

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees. A designation or change of payee must be made by Written Request. Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee at any time will change this.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely upon the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC.

The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

Separate Account Changes. If we deem it to be in the best interest of persons having voting rights under the Contracts, we may operate the Separate Account as a management company or any other form permitted by law; de-register the Separate Account in the event such registration is no longer required; or combine the Separate Account with one or more separate accounts. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

New Subaccounts. We may establish new Subaccounts when we determine in our sole discretion that marketing, tax, investment or other conditions warrant this action. Any new Subaccounts will be made available to existing owners on a nondiscriminatory basis to be determined by us.

Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio to new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

FIXED ACCUMULATION ACCOUNT

Interests in the Fixed Accumulation Account are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Accumulation Account and the interest credited on those amounts so long as those amounts remain in the Fixed Accumulation Account.

The interest rate credited to each Purchase Payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months following the date on which we receive the Purchase Payment. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to amounts that you transfer to the Fixed Accumulation Account will not be changed more frequently than once per calendar quarter.

Your Contract contains more information about the Fixed Accumulation Account, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Accumulation Account.

There are restrictions on allocations to the Fixed Accumulation Account, which are described more fully in the Purchase Payments and Allocations to Investment Options section of this prospectus. There are also restrictions on transfers to and from the Fixed Accumulation Account, which are described more fully in the Transfers section of this prospectus.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios.

Before the Commencement Date, we will vote Portfolio shares according to instructions we receive from owners of contracts who have a voting interest in the applicable Subaccount, unless we are permitted to vote shares in our own right. We will also vote or abstain from voting shares for which we receive no timely instructions and shares that we hold as to which owners have no beneficial interest. We will vote or abstain from voting such shares in proportion to the voting instructions we receive from owners of all contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

After the Commencement Date, neither the Owner, beneficiary nor payee has any voting or other interest in the Separate Account.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

Principal Underwriter and Selling Firms. Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

We have entered into a distribution agreement with GAA for the distribution and sale of AILIC Contracts. Pursuant to this agreement, GAA offers AILIC Contracts for sale through registered representatives of unaffiliated broker-dealers (the “selling firms”).

GAA and the selling firms are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority (“FINRA”). All registered representatives (the “sales representatives”) who sell AILIC Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

Pursuant to the distribution agreement with GAA, we pay sales compensation to GAA as the principal underwriter. In turn, GAA pays sales compensation to all selling firms for the sale of AILIC Contracts by their sales representatives.

No specific charge is assessed directly to the Separate Account or directly to owners of the contracts described in this prospectus at the time of purchase to cover commissions and other incentives or payments we make in connection with their distribution. However, we intend to recoup commissions and other sales expenses and incentives we pay through the early withdrawal charges and other fees and charges we deduct under the variable annuity products that we issue and through other corporate revenue.

You should be aware that the selling firms and their sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or their sales representatives to recommend or sell an AILIC Contract to you. You may wish to take these payments into account when considering and evaluating such recommendation.

Compensation Paid to GAA and All Selling Firms. Compensation to GAA and the selling firms takes the form of sales commissions and certain types of non-cash compensation, such as compensation for conference or seminar trips and certain gifts. Sales commissions may vary by the selling firm but the commissions payable up-front on sales of AILIC Contracts are not expected to exceed 8.5% of purchase payments. Some sales representatives may elect to receive a lower commission on purchase payments along with a quarterly or monthly payment based on contract value for so long as the contract remains in effect. These quarterly or monthly payments are sometimes called a trail commission. Trail commissions are not expected to exceed 1.25% of contract value on an annual basis. The selling firm may be required to return commissions related to the sale of a particular AILIC Contract if certain events occur in the first contract year such as cancellation of that contract, withdrawals from that contract, surrender of that contract, or a death that would give rise to a death benefit under that contract. We pay different commissions based on which AILIC Contract is sold and we generally pay lower compensation on sales of Contracts to older owners or participants.

Some selling firms employ individuals called “wholesalers” in the sales process who provide sales support and training to sales representatives. Compensation paid to wholesalers may be based on purchase payments or contract value.

A sales representative typically receives a portion of the sales compensation paid to his or her selling firm, depending on the agreement between the selling firm and its sales representatives and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for additional information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of an AILIC Contract. Also inquire about any revenue sharing arrangements that the Company and its affiliates may have with the selling firm, including the conflicts of interest that such arrangements may create.

The Statement of Additional Information includes more information about the compensation that we pay to GAA and additional compensation that GAA pays to selected selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC
Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types

•      IRC §408 (IRA, SEP, SIMPLE IRA)

•      IRC §408A (Roth IRA)

•      IRC §403(b) (Tax-Sheltered Annuity)

•      IRC §401 (Pension, Profit–Sharing, 401(k))

•      Governmental IRC §457(b)

•      IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the Internal Revenue Code and the terms of the retirement plan		None

Distribution Restrictions	Distributions from plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and investment in the contract (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of any after-tax contributions or other “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once any after-tax contributions or other “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes apply.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the Internal Revenue Code and the terms of the retirement plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the Internal Revenue Code and the terms of the retirement plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The Internal Revenue Code or the terms of a retirement plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be exchanged for another non-tax-qualified annuity contract on a tax-free basis as permitted by the Internal Revenue Code. Amounts may be exchanged into a non-tax-qualified Contract from a life insurance policy, an endowment contract, or another non-tax-qualified annuity contract on a tax-free basis as permitted by the Internal Revenue Code.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a 403(b) Tax-Sheltered Annuity Plan, a 401 Pension, Profit-Sharing, or 401(k) Plan, or a 457(b) Governmental Deferred Compensation Plan, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required distributions during life.

All Contracts are generally subject to required distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own. For this purpose, federal tax law recognizes as married any two people whose marriage is valid in the state in which it was celebrated. A civil union or domestic partnership is not considered a marriage.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each Contract Year, we will mail reports of your Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first. We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding.

•	If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com if you wish to receive separate documents.

•	If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for the Contract is 333-148387.

Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company Portfolios Services Distribution of the Contracts Performance Information Annuitants	Beneficiaries Payees Glossary of Financial Terms Form of Benefit Payments under Settlement Options Federal Tax Matters Financial Statements

Copies of the Statement of Additional Information dated May 1, 2016 are available without charge.

To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

You may also call us at 1-800-789-6771, or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account C

Request for Statement of Additional Information

Name:
Address:
City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
American Century VP Capital Appreciation Fund-Class I (Inception Date 4/25/2014)
10.804468	2,908.097	10.767391	0.000	12/31/15
10.777571	3,165.057	10.762485	0.000	12/31/14
American Century VP Large Company Value Fund-Class II (Inception Date 5/1/2008)
12.865236	9,386.001	12.665667	0.000	12/31/15
13.633762	8,234.344	13.449636	0.000	12/31/14
12.292481	2,043.035	12.151193	0.000	12/31/13
9.537958	1,562.772	9.447543	0.000	12/31/12
8.334348	9.605	8.272246	0.000	12/31/11
8.402481	9.663	8.356840	0.000	12/31/10
7.710746	9.730	7.684480	0.000	12/31/09
6.538193	9.820	6.529222	0.000	12/31/08
American Century VP Mid Cap Value Fund-Class II (Inception Date 5/1/2008)
17.894125	6,041.174	17.616620	0.000	12/31/15
18.486362	6,428.228	18.236798	0.000	12/31/14
16.170562	2,448.428	15.984768	0.000	12/31/13
12.657280	1,982.746	12.537341	0.000	12/31/12
11.073724	9.575	10.991260	0.000	12/31/11
11.354804	1,427.741	11.293181	0.000	12/31/10
9.703709	1,427.808	9.670713	0.000	12/31/09
7.601231	9.790	7.590819	0.000	12/31/08
Deutsche Variable Series II Global Growth VIP (formerly DWS Global Growth)-Class A (Inception Date 5/1/2008)
9.499664	9.490	9.352255	0.000	12/31/15
9.779307	9.536	9.647193	0.000	12/31/14
9.931914	9.585	9.817712	0.000	12/31/13
8.272304	9.641	8.193855	0.000	12/31/12
7.092797	9.702	7.039930	0.000	12/31/11
8.423362	306.496	8.377611	0.000	12/31/10
7.535588	306.907	7.509923	0.000	12/31/09
5.327355	307.460	5.320037	0.000	12/31/08
Deutsche Variable Series II Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value)-Class B (Inception Date 5/1/2010)
14.702407	9.527	14.533475	0.000	12/31/15
15.287334	9.573	15.142499	0.000	12/31/14
14.790520	9.623	14.680265	0.000	12/31/13
11.164739	363.370	11.104081	0.000	12/31/12
10.013085	9.741	9.979094	0.000	12/31/11
10.869012	9.800	10.854168	0.000	12/31/10
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
16.158996	9.429	15.908358	0.000	12/31/15
16.854203	9.475	16.626621	0.000	12/31/14
15.333649	9.529	15.157434	0.000	12/31/13
11.574582	9.584	11.464873	0.000	12/31/12
9.862350	9.644	9.788875	0.000	12/31/11
10.007566	9.704	9.953233	0.000	12/31/10
8.015439	9.771	7.988161	0.000	12/31/09
6.022384	9.860	6.014118	0.000	12/31/08
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 5/1/2008)
15.379190	9.410	15.140629	0.000	12/31/15
16.190173	9.456	15.971541	0.000	12/31/14
14.550904	9.508	14.383677	0.000	12/31/13
11.041291	9.564	10.936639	0.000	12/31/12
10.051613	526.408	9.976743	0.000	12/31/11
10.153781	2,034.623	10.098670	0.000	12/31/10
9.013039	1,947.678	8.982378	0.000	12/31/09
6.867668	9.840	6.858253	0.000	12/31/08

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 5/1/2008)
14.812448	5,745.110	14.582697	0.000	12/31/15
14.931240	9,746.602	14.729626	0.000	12/31/14
13.422769	7,173.250	13.268509	0.000	12/31/13
10.362423	6,935.336	10.264193	0.000	12/31/12
9.125095	3,023.533	9.057114	0.000	12/31/11
9.129906	7,661.956	9.080330	0.000	12/31/10
8.104754	3,511.776	8.077166	0.000	12/31/09
6.537916	9.830	6.528948	0.000	12/31/08
Dreyfus VIF Government Money Market Portfolio (formerly Dreyfus VIF Money Market Portfolio) (Inception Date 5/1/2008)
0.886566	21,743.144	0.872043	0.000	12/31/15
0.903293	17,224.455	0.890663	0.000	12/31/14
0.920021	25,276.765	0.909283	0.000	12/31/13
0.936750	15,972.641	0.927903	0.000	12/31/12
0.953569	22,237.417	0.946627	0.000	12/31/11
0.970172	84,496.644	0.965117	0.000	12/31/10
0.986766	86,323.645	0.983605	0.000	12/31/09
1.002203	100.000	1.000935	0.000	12/31/08
Franklin Mutual Global Discovery VIP Fund-Class 2 (Inception Date 5/1/2009)
17.209888	3,897.109	16.977555	0.000	12/31/15
18.161408	5,116.314	17.952774	0.000	12/31/14
17.468897	3,501.514	17.303437	0.000	12/31/13
13.918189	2,519.099	13.814444	0.000	12/31/12
12.485118	2,468.516	12.417447	0.000	12/31/11
13.081358	821.951	13.036943	0.000	12/31/10
11.879903	9.928	11.863686	0.000	12/31/09
Franklin Mutual Shares VIP Fund-Class 2 (Inception Date 5/1/2008)
12.199030	2,211.290	12.009803	0.000	12/31/15
13.047888	5,767.174	12.871688	0.000	12/31/14
12.384737	7,727.777	12.242417	0.000	12/31/13
9.817862	6,829.107	9.724805	0.000	12/31/12
8.738684	4,758.649	8.673598	0.000	12/31/11
8.978578	4,215.855	8.929850	0.000	12/31/10
8.209972	2,922.705	8.182049	0.000	12/31/09
6.622608	1,803.749	6.613528	0.000	12/31/08
Franklin Small Cap Value VIP Fund-Class 2 (Inception Date 5/1/2009)
20.990396	972.982	20.707052	0.000	12/31/15
23.044913	1,989.946	22.780216	0.000	12/31/14
23.298635	1,314.104	23.078010	0.000	12/31/13
17.388157	953.919	17.258594	0.000	12/31/12
14.935116	292.939	14.854216	0.000	12/31/11
15.778499	14.888	15.724975	0.000	12/31/10
12.511827	9.882	12.494776	0.000	12/31/09
Franklin U.S. Government Securities VIP Fund-Class 2 (Inception Date 5/1/2008)
10.987869	2,499.021	10.817481	0.000	10/31/15
11.119441	2,733.513	10.969329	0.000	12/31/14
10.935881	2,211.829	10.810229	0.000	12/31/13
11.373915	17,847.224	11.266160	0.000	12/31/12
11.351625	24,963.402	11.267130	0.000	12/31/11
10.921202	10,204.390	10.861957	0.000	12/31/10
10.547159	9,734.863	10.511325	0.000	12/31/09
10.402090	2,210.286	10.387884	0.000	12/31/08
Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2008)
8.790379	11,384.714	8.653957	0.000	12/31/15
9.558426	7,432.594	9.429291	0.000	12/31/14
10.936258	1,739.837	10.810526	0.000	12/31/13
9.042589	1,318.078	8.956840	0.000	12/31/12
7.777118	716.405	7.719162	0.000	12/31/11
8.848392	754.152	8.800356	0.000	12/31/10
8.299032	9.949	8.270782	0.000	12/31/09
6.157340	10.040	6.148898	0.000	12/31/08

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Templeton Global Bond VIP Fund-Class 2 (Inception Date 5/1/2009)
13.132737	4,769.897	12.955443	0.000	12/31/15
13.953773	7,847.302	13.793479	0.000	12/31/14
13.932468	5,361.156	13.800504	0.000	12/31/13
13.939158	5,051.763	13.835288	0.000	12/31/12
12.318269	7,310.151	12.251514	0.000	12/31/11
12.634499	2,031.919	12.591589	0.000	12/31/10
11.224531	662.881	11.209199	0.000	12/31/09
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.364797	40,602.649	11.188502	16,180.524	12/31/15
11.818044	46,894.162	11.658446	16,283.246	12/31/14
11.497655	77,470.115	11.365510	16,328.286	12/31/13
10.450975	83,620.863	10.351919	16,364.637	12/31/12
9.590173	81,100.257	9.518737	28,137.160	12/31/11
9.837992	76,518.939	9.784589	28,533.384	12/31/10
8.960661	73,852.293	8.930171	27,272.110	12/31/09
7.623026	14,030.619	7.612583	0.000	12/31/08
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.691714	11,523.522	10.525902	0.000	12/31/15
11.004416	12,665.646	10.855850	0.000	12/31/14
10.887771	6,753.603	10.762683	0.000	12/31/13
10.793711	15,378.420	10.691464	0.000	12/31/12
10.432200	14,477.067	10.354549	0.000	12/31/11
10.283660	14,629.796	10.227869	0.000	12/31/10
9.829127	6,883.821	9.795720	0.000	12/31/09
9.230725	9.980	9.218105	0.000	12/31/08
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.342220	81,513.598	11.166291	0.000	12/31/15
11.829790	146,708.555	11.670044	0.000	12/31/14
11.502075	240,036.899	11.369892	0.000	12/31/13
10.034753	293,893.265	9.939648	12,019.497	12/31/12
9.036754	298,429.423	8.969440	0.000	12/31/11
9.538915	261,262.086	9.487138	0.000	12/31/10
8.518025	227,800.390	8.489042	0.000	12/31/09
6.948286	58,268.702	6.938758	0.000	12/31/08
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
11.013586	94,898.052	10.842791	0.000	12/31/15
11.389472	96,605.641	11.235705	0.000	12/31/14
11.210217	104,921.542	11.081419	0.000	12/31/13
10.619581	107,984.472	10.518969	0.000	12/31/12
10.010957	103,799.876	9.936441	0.000	12/31/11
10.069227	94,310.287	10.014597	0.000	12/31/10
9.403513	89,172.822	9.371545	0.000	12/31/09
8.439194	31,341.849	8.427648	0.000	12/31/08
Invesco V.I. American Value Fund-Series I (Inception Date 5/1/2008)
14.636791	9.449	14.409722	0.000	12/31/15
16.377124	1,110.388	16.155951	0.000	12/31/14
15.172475	1,102.751	14.998084	0.000	12/31/13
11.489723	745.634	11.380797	0.000	12/31/12
9.959821	464.147	9.885617	0.000	12/31/11
10.034133	1,812.765	9.979652	0.000	12/31/10
8.346065	1,728.151	8.317655	0.000	12/31/09
6.096018	9.880	6.087649	0.000	12/31/08
Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
13.857510	1,747.092	13.726047	0.000	12/31/15
14.986498	1,748.499	14.874616	0.000	12/31/14
13.930415	563.363	13.854615	0.000	12/31/13
10.416708	379.686	10.381132	0.000	12/31/12
8.883788	379.752	8.871587	0.000	12/31/11

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Invesco V.I. Global Real Estate Fund-Series II (Inception Date 5/1/2008)
10.214824	8,510.499	10.056385	0.000	12/31/15
10.570699	10,191.961	10.427968	0.000	12/31/14
9.399741	5,747.619	9.291704	0.000	12/31/13
9.330099	5,910.146	9.241667	0.000	12/31/12
7.420925	5,272.550	7.365637	0.000	12/31/11
8.089436	5,008.387	8.045510	0.000	12/31/10
7.015644	2,740.884	6.991756	0.000	12/31/09
5.441204	2,044.425	5.433736	0.000	12/31/08
Invesco V.I. International Growth Fund-Series II (Inception Date 5/1/2008)
10.445366	9.526	10.283339	0.000	12/31/15
10.905963	2,705.135	10.758706	0.000	12/31/14
11.078939	708.285	10.951630	0.000	12/31/13
9.488676	683.445	9.398757	0.000	12/31/12
8.371617	679.031	8.309278	0.000	12/31/11
9.151696	9.802	9.102037	0.000	12/31/10
8.263220	139.574	8.235117	0.000	12/31/09
6.227659	9.960	6.219129	0.000	12/31/08
Invesco V.I. Mid Cap Core Equity Fund-Series II (Inception Date 5/1/2008)
12.502732	9.436	12.308770	0.000	12/31/15
13.280919	9.482	13.101563	0.000	12/31/14
12.963261	9.528	12.814269	0.000	12/31/13
10.260163	9.583	10.162903	0.000	12/31/12
9.431574	9.644	9.361314	0.000	12/31/11
10.256592	9.704	10.200908	0.000	12/31/10
9.165661	9.771	9.134476	0.000	12/31/09
7.176816	9.860	7.166981	0.000	12/31/08
Invesco V.I. Mid Cap Growth Fund-Series II Shares (Inception Date 5/1/2012)
13.804691	1,128.228	13.701529	0.000	12/31/15
13.891471	1,248.108	13.815775	0.000	12/31/14
13.115808	1,308.410	13.070945	0.000	12/31/13
9.762399	1,413.080	9.748831	0.000	12/31/12
Invesco V.I. Small Cap Equity Fund-Series I (Inception Date 5/1/2008)
14.786151	5,776.877	14.556786	0.000	12/31/15
15.912570	5,210.893	15.697694	0.000	12/31/14
15.806424	1,965.476	15.624779	0.000	12/31/13
11.691316	3,610.069	11.580498	0.000	12/31/12
10.438157	2,994.881	10.360392	0.000	12/31/11
10.690556	2,994.941	10.632511	0.000	12/31/10
8.456375	2,785.659	8.427595	0.000	12/31/09
7.089159	2,459.382	7.079435	0.000	12/31/08
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 5/1/2008)
14.950914	2,098.325	14.719052	0.000	12/31/15
15.139549	3,852.042	14.935162	0.000	12/31/14
14.221891	5,174.460	14.058500	0.000	12/31/13
12.070158	4,970.098	11.955811	0.000	12/31/12
10.825763	5,350.272	10.745182	0.000	12/31/11
10.859888	4,366.624	10.800990	0.000	12/31/10
10.212868	2,855.080	10.178170	0.000	12/31/09
8.268770	4,574.804	8.257463	0.000	12/31/08
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 5/1/2008)
15.949833	8,581.497	15.702392	0.000	12/31/15
15.628636	8,475.022	15.417539	0.000	12/31/14
14.157654	2,720.303	13.994895	0.000	12/31/13
10.902111	1,965.118	10.798745	0.000	12/31/12
9.476155	425.909	9.405543	0.000	12/31/11
9.796679	425.968	9.743467	0.000	12/31/10
7.935709	347.972	7.908675	0.000	12/31/09
5.586123	9.820	5.578446	0.000	12/31/08

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Janus Aspen Janus Portfolio-Service Shares (Inception Date 5/1/2008)
15.020692	3,322.418	14.787742	0.000	12/31/15
14.535010	2,392.991	14.338763	0.000	12/31/14
13.109552	3,098.164	12.958917	0.000	12/31/13
10.253753	5,020.427	10.156590	0.000	12/31/12
8.814927	4,278.455	8.749278	0.000	12/31/11
9.488147	4,309.673	9.436641	0.000	12/31/10
8.443331	2,231.189	8.414601	0.000	12/31/09
6.311822	9.880	6.303167	0.000	12/31/08
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 5/1/2008)
6.506114	7,930.544	6.405141	0.000	12/31/15
7.253993	10,004.971	7.155990	0.000	12/31/14
8.391174	13,165.492	8.294706	0.000	12/31/13
7.465736	19,904.204	7.394940	0.000	12/31/12
6.707497	22,132.294	6.657510	0.000	12/31/11
10.079518	21,269.623	10.024782	0.000	12/31/10
8.197607	19,661.306	8.169685	0.000	12/31/09
4.654584	16,319.478	4.648190	0.000	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
11.845094	9.550	11.661406	0.000	12/31/15
12.122705	9.596	11.959040	0.000	12/31/14
11.428340	9.644	11.297038	0.000	12/31/13
11.656952	9.700	11.546530	0.000	12/31/12
10.831027	9.761	10.750416	0.000	12/31/11
10.423589	9.821	10.367048	0.000	12/31/10
9.891696	9.889	9.858095	0.000	12/31/09
9.172891	9.980	9.160361	0.000	12/31/08
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2008)
13.692781	1,060.797	13.480323	0.000	12/31/15
14.795056	2,094.377	14.595203	0.000	12/31/14
14.752980	1,473.464	14.583378	0.000	12/31/13
10.910355	1,449.868	10.806904	0.000	12/31/12
10.207286	476.239	10.131227	0.000	12/31/11
11.173899	2,507.282	11.113219	0.000	12/31/10
8.586406	9.741	8.557176	0.000	12/31/09
5.537515	9.830	5.529916	0.000	12/31/08
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 5/1/2008)
13.940704	9.317	13.724463	0.000	12/31/15
14.938807	9.363	14.737083	0.000	12/31/14
13.949526	9.410	13.789208	0.000	12/31/13
10.232883	9.466	10.135887	0.000	12/31/12
9.241022	9.526	9.172181	0.000	12/31/11
9.694307	9.585	9.641662	0.000	12/31/10
8.287276	9.651	8.259061	0.000	12/31/09
6.506593	9.740	6.497655	0.000	12/31/08
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 5/1/2008)
13.612814	7,515.997	13.401600	0.000	12/31/15
13.403110	7,498.078	13.222056	0.000	12/31/14
11.837249	2,386.359	11.701150	0.000	12/31/13
9.299132	2,048.677	9.210956	0.000	12/31/12
8.308765	1,577.015	8.246852	0.000	12/31/11
8.565581	1,447.490	8.519047	0.000	12/31/10
7.979565	1,295.811	7.952382	0.000	12/31/09
5.628378	9.840	5.620644	0.000	12/31/08
Oppenheimer Global Fund/VA-Service Shares (Inception Date 5/1/2008)
13.284747	1,355.087	13.078702	0.000	12/31/15
13.029140	1,697.843	12.853219	0.000	12/31/14
12.980928	2,238.490	12.831764	0.000	12/31/13
10.393280	2,142.291	10.294774	0.000	12/31/12

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
8.737880	1,954.978	8.672789	0.000	12/31/11
9.712414	1,894.964	9.659698	0.000	12/31/10
8.534953	1,828.478	8.505919	0.000	12/31/09
6.227401	1,812.357	6.218865	0.000	12/31/08
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 5/1/2008)
14.806789	249.558	14.577099	0.000	12/31/15
14.601547	1,315.474	14.404356	0.000	12/31/14
13.447922	362.332	13.293365	0.000	12/31/13
10.402836	482.283	10.304219	0.000	12/31/12
9.071513	9.674	9.003930	0.000	12/31/11
9.252498	9.733	9.202253	0.000	12/31/10
8.122163	9.800	8.094510	0.000	12/31/09
6.452149	9.890	6.443302	0.000	12/31/08
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares (Inception Date 5/1/2008)
16.570532	508.512	16.313476	0.000	12/31/15
17.941909	1,508.627	17.699599	0.000	12/31/14
16.338743	2,482.574	16.150939	0.000	12/31/13
11.813612	2,007.413	11.701598	0.000	12/31/12
10.208811	1,079.606	10.132740	0.000	12/31/11
10.633151	1,619.805	10.575412	0.000	12/31/10
8.785854	455.645	8.755937	0.000	12/31/09
6.526238	456.089	6.517283	0.000	12/31/08
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2008)
13.524556	6,776.137	13.314880	0.000	12/31/15
13.981502	8,542.708	13.792812	0.000	12/31/14
13.754988	4,941.054	13.597020	0.000	12/31/13
13.226198	4,200.908	13.100950	0.000	12/31/12
11.763367	3,145.859	11.675850	0.000	12/31/11
11.571128	3,246.104	11.508388	0.000	12/31/10
10.274805	473.326	10.239914	0.000	12/31/09
7.439093	9.990	7.428920	0.000	12/31/08
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2008)
11.224833	8,483.786	11.050765	0.000	12/31/15
11.730539	9,306.444	11.572181	0.000	12/31/14
11.568648	3,451.733	11.435742	0.000	12/31/13
12.957134	8,112.690	12.834399	0.000	12/31/12
12.114203	6,086.545	12.024051	0.000	12/31/11
11.028714	1,858.092	10.968893	0.000	12/31/10
10.372451	1,570.040	10.337220	0.000	12/31/09
8.907826	361.814	8.895654	0.000	12/31/08
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 5/1/2008)
12.799194	21,764.371	12.600754	0.000	12/31/15
12.955560	21,344.893	12.780696	0.000	12/31/14
12.631929	11,317.274	12.486837	0.000	12/31/13
13.100876	24,424.268	12.976800	0.000	12/31/12
12.154619	20,032.328	12.064181	0.000	12/31/11
11.927199	23,198.556	11.862516	0.000	12/31/10
11.216745	17,679.787	11.178643	0.000	12/31/09
9.997924	7,633.555	9.984266	0.000	12/31/08
Wilshire 2015 ETF Fund (Inception Date 5/1/2008)
12.040363	9.489	11.853613	0.000	12/31/15
12.489846	9.535	12.321193	0.000	12/31/14
12.120188	9.588	11.980909	0.000	12/31/13
11.164951	9.644	11.059150	0.000	12/31/12
10.093866	9.704	10.018704	0.000	12/31/11
10.105278	9.763	10.050438	0.000	12/31/10
9.212138	9.831	9.180815	0.000	12/31/09
7.781991	9.920	7.771334	0.000	12/31/08

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Wilshire 2025 ETF Fund (Inception Date 5/1/2008)
11.641753	9.468	11.461166	0.000	12/31/15
12.112652	9.515	11.949083	0.000	12/31/14
11.716149	9.567	11.581497	0.000	12/31/13
10.615839	9.622	10.515215	0.000	12/31/12
9.575577	9.683	9.504257	0.000	12/31/11
9.710292	9.743	9.657562	0.000	12/31/10
8.823573	9.810	8.793544	0.000	12/31/09
7.447666	9.900	7.437452	0.000	12/31/08
Wilshire 2035 ETF Fund (Inception Date 5/1/2008)
11.363983	9.450	11.187674	0.000	12/31/15
11.815632	9.496	11.656042	0.000	12/31/14
11.399098	9.548	11.268071	0.000	12/31/13
10.080684	9.604	9.985122	0.000	12/31/12
8.984792	9.665	8.917859	0.000	12/31/11
9.291323	9.724	9.240885	0.000	12/31/10
8.386081	9.791	8.357552	0.000	12/31/09
7.053590	9.880	7.043926	0.000	12/31/08

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2015. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Government Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in Appendix D: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract owners, annuitants and beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions. To help protect Contract owners, annuitants, and beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences. In addition, it is possible that, despite the adoption and implementation of these restrictions, some market timing activity may occur while other market timing activity is prohibited.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. These reports provide us with information about Contract owners (or third parties acting on their behalf) who have engaged in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Accumulation Account) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. Our policies require us to adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract owner notifying the Contract owner that: (1) we have identified the Contract owner as a person engaging in harmful trading practices; and (2) if the Contract owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors: (1) the dollar amount involved in the transfer event; (2) the total assets of the Portfolio involved in the transfer event; (3) the number of transfer events completed in the current quarter of the Contract Year; and (4) whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

Our transfer restrictions are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

Trading Restrictions and Redemption Fees Imposed by Portfolios. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception. In addition, the Portfolios may impose redemption fees. We reserve the right to implement, administer and collect redemption fees imposed by any Portfolio. You should read the prospectuses of the Portfolios for more details about their ability to impose trading restrictions and redemption fees.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company: (1) to provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and (2) to prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

APPENDIX C: DEATH BENEFIT EXAMPLES

Example of Determination of Death Benefit Amount under the Basic Contract

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the Standard Contract.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000; and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction

	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $	11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

Example of Determination of Death Benefit Amount under the Optional Enhanced Death Benefit Rider

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the optional Enhanced Death Benefit Rider.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000;

•	the Historic High Value is $140,000 and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $	11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the Historic High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal		Reduction

$140,000	Historic High Value	x 11.1111%	Percentage Reduction	= $	15,556	Proportional Reduction

Step Four: Calculate the reduced Historic High Value amount.

Historic High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Historic High Value reduced for withdrawals	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

APPENDIX D: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below (“Closed Portfolios”). Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY	CUTOFF DATE
AB Variable Product Series International Value Portfolio	Class B	AllianceBernstein	Global equity large cap: foreign large value	April 20, 2010

Calamos Advisors Trust Growth and Income Portfolio	N/A	Calamos Advisors	Moderate allocation: moderate allocation	April 30, 2012

Davis Variable Account Fund Value Portfolio	N/A	Davis Selected Advisors Sub-Advisor: Davis Selected Advisers-NY	US equity large cap blend: large blend	April 30, 2015

Oppenheimer Variable Account Funds Conservative Balanced Fund/VA	Service	OppenheimerFunds	Cautious allocation: conservative allocation	April 30, 2009

Condensed Financial Information for Closed Subaccounts

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AB (formerly AllianceBernstein) VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.461956	9.490	6.361661	0.000	12/31/15
6.416316	9.536	6.329616	0.000	12/31/14
6.974618	9.584	6.894401	0.000	12/31/13
5.778220	9.641	5.723401	0.000	12/31/12
5.145312	9.702	5.106955	0.000	12/31/11
6.493842	9.762	6.458571	0.000	12/31/10
6.330561	184.576	6.308997	0.000	12/31/09
4.790762	9.920	4.784183	0.000	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
13.307177	4,348.650	13.100751	0.000	12/31/15
13.380309	5,442.585	13.199603	0.000	12/31/14
12.733303	5,819.815	12.586948	0.000	12/31/13
11.123110	5,701.186	11.017686	0.000	12/31/12
10.431591	3,876.309	10.353889	0.000	12/31/11
10.808762	3,082.946	10.750076	0.000	12/31/10
9.848500	1,257.332	9.814998	0.000	12/31/09
7.182336	1,258.639	7.172498	0.000	12/31/08
Davis Value Portfolio (Inception Date 5/1/2008)
12.525292	3,818.664	12.330990	0.000	12/31/15
12.535379	4,421.752	12.366096	0.000	12/31/14
12.017522	4,499.497	11.879399	0.000	12/31/13
9.157796	8,735.292	9.070988	0.000	12/31/12
8.235084	9,721.787	8.173719	0.000	12/31/11
8.737764	9,803.238	8.690304	0.000	12/31/10
7.878615	9,266.736	7.851788	0.000	12/31/09
6.107819	6,594.392	6.099434	0.000	12/31/08
Oppenheimer Conservative Balanced Fund (formerly Capital Income) /VA Service Shares (Inception Date 5/1/2008)
9.747183	347.677	9.596008	0.000	12/31/15
9.854863	784.610	9.721794	0.000	12/31/14
9.276623	1,766.008	9.170028	0.000	12/31/13
8.359428	1,725.605	8.280213	0.000	12/31/12
7.582543	1,687.374	7.526086	0.000	12/31/11
7.679976	1,649.292	7.638297	0.000	12/31/10
6.930174	1,601.630	6.906605	0.000	12/31/09
5.794814	1,505.094	5.786875	0.000	12/31/08

The above table gives year-end Accumulation Unit information for each Closed Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2015. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2016 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Access100 Contracts

ContributorPlus Contracts

Flex(b) Contracts

Transition20 Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”) described below. The Riders were available with Access100 Contracts, ContributorPlus Contracts, Flex(b) Contracts, and Transition20 Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

Rider	Type of Rider
Lifetime Guaranteed Retirement Income Preserver® (“Lifetime GRIP”)	Guaranteed lifetime withdrawal benefit rider
Lifetime Guaranteed Retirement Income Preserver Plus® (“Lifetime GRIPplus”)	Guaranteed lifetime withdrawal benefit rider with enhanced benefit
PayPlan	Guaranteed lifetime withdrawal benefit rider

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2016, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2016, contains more information about the Separate Account and the Contracts. The SAI is part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI as well as other information about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The SEC file number for each Contract is set out below.

Access100 Contract	333-148676	Flex(b) Contract	333-148444
ContributorPlus Contract	333-148459	Transition20 Contract	333-148387

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

Our form numbers for the riders are R2012508NW and R2012608NW (GLWB riders) and R2012708NW and R2012808NW (GMWB riders). These form numbers may vary by state.

1

2

SUPPLEMENT TO EXPENSE TABLES

The following information supplements Table B: Annual Expenses in your Contract prospectus.

	Rider activated before May 1, 2009		Rider activated on or after May 1, 2009
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Guaranteed Lifetime Withdrawal Benefit Rider
Basic Rider (Lifetime GRIP)	0.65%	1.50%	1.30%	1.50%
Rider with Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	1.60%	1.80%
Rider with Spousal Benefit (Lifetime GRIP with Spousal Benefit)	0.80%	1.80%	1.60%	1.80%
Rider with Enhanced Benefit and Spousal Benefit (Lifetime GRIPplus with Spousal Benefit)	0.95%	2.10%	1.90%	2.10%
Guaranteed Minimum Withdrawal Benefit Rider (PayPlan)	0.40%	1.00%	0.80%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2016. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.

The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

SUPPLEMENT TO EXAMPLES

The information in this section supplements the Examples section in the applicable Contract prospectus. The following assumptions apply to all examples.

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You allocate your purchase payment to the Morningstar Conservative ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (0.98%) among the underlying Portfolios in which the Designated Subaccounts invest.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred. The rider rollup rate is 6%.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 is incurred.

3

ACCESS100

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 2.00% are incurred.

Because there are no early withdrawal charges in the Access100 contract, your costs are the same whether you surrender, annuitize, or keep your Contract.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:	$546	$1,754	$3,129	$7,386
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:	$546	$1,754	$3,129	$7,386

CONTRIBUTORPLUS

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.80% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,426	$2,393	$3,526	$7,173
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$526	$1,693	$3,026	$7,173

FLEX(b)

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.50% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,296	$2,201	$3,269	$6,845
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$496	$1,601	$2,869	$6,845

4

TRANSITION20

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In the example, we assume that Separate Account annual expenses of 1.90% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,236	$2,224	$3,078	$7,280
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$536	$1,724	$3,078	$7,280

Additional Information about Expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio. The Morningstar Conservative ETF Asset Allocation Subaccount invests in the Portfolio’s Class II shares. The Conservative Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Conservative Portfolio invests. The Conservative Portfolio’s indirect expenses of investing in the underlying ETFs represents the Conservative Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Conservative Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ended December 31, 2015. The Conservative Portfolio expenses in the examples will not correlate to the expense ratio in the Conservative Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Conservative Portfolio, not the indirect costs of investing in the underlying ETFs. Excluding the indirect costs of investing in the underlying ETFs, total annual fund operating expenses are 0.98% for Class II shares.

RIDER DEFINITIONS

The following definitions apply to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Benefit. A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount. The amount on which Benefit payments and Rider charges are based.

Benefit Start Date. The first day that a Benefit under the Rider is to be paid.

Designated Subaccount. Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Excess Withdrawal. Each withdrawal from the Contract on or after the Rider Effective Date, except a withdrawal to pay Rider charges or withdrawal to pay Rider Benefits.

Good Order. We cannot process information or a request until we have received your instructions in “good order” at our administrative office. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payments or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Required Minimum Distribution. The amount, if any, that is required to be distributed from the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract.

•	For purposes of the Rider, this amount will be computed based on the values of the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from the Contract made in such calendar year.

•	For purposes of the Rider, we may choose to compute this amount disregarding changes in federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.

Rider Effective Date. The Contract Effective Date or Contract Anniversary on which you activate the Rider.

5

Rider Issue Date. The date that the Rider is issued with or is added to your Contract. The Rider Issue Date is set out on the Rider specifications page.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

LIFETIME GUARANTEED RETIREMENT INCOME PRESERVER – (“LIFETIME GRIP”)

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to your Contract. If you choose to activate the Rider, it will provide guaranteed withdrawal rights for the life of the Insured. You will be entitled to take withdrawals from your Contract equal to the Benefit amount even if the Contract values are zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

Lifetime GRIP Definitions

Enhanced Benefit. When elected, an additional Benefit available as set out in the Enhanced Benefit provision of the Rider.

Insured. The person whose lifetime is used to measure the Benefits under the Rider. The Insured on the Rider Issue Date is set out on the Rider specifications page.

•	If you are the individual who is the Owner of the Contract on the Rider Issue Date, you are the Insured, without regard to any joint owner.

•	If an Owner is not a human being, then the individual who is the Annuitant under the Contract is the Insured, without regard to any joint Annuitant.

•	The Insured cannot be changed after the Rider Issue Date. There is one exception to this rule. If the spouse of the person who is the Insured on the Rider Issue Date becomes the sole Owner or successor owner of the Contract before the Benefit Start Date, then that spouse will become the Insured.

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date before the Benefit Start Date on which ownership of the Contract is transferred to the spouse of the Insured if a Spousal Benefit is not in effect and your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a Spousal Benefit is not in effect and the spouse of the Insured becomes the successor owner of the Contract.

Spousal Benefit. When elected, a Benefit that may be available for the life of the Spouse if the Insured dies after the Benefit Start Date. If you wish to add the Spousal Benefit to the Rider, you must elect this benefit at the time that you activate the Rider.

Spouse. The person who is the spouse of the Insured as of the Benefit Start Date. A person will cease to be considered the Spouse at any time that the marriage of the Insured and that person is terminated other than by the Insured’s death. A new Spouse cannot be substituted after the Benefit Start Date.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

At the time of activation, you may elect to activate: (1) the Enhanced Benefit; (2) the Spousal Benefit; or (3) both the Enhanced Benefit and the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

6

You may not activate the Rider if:

•	you are the Insured and you are age 86 or older;

•	another person is the Insured and that person is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Minimum Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

7

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2016 and the maximum Rider charge rates are shown below.

	Basic Rider		Rider with Spousal Continuation
For a Rider Activated Before May 1, 2009	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	0.65%	1.50%	0.80%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	0.95%	2.10%

For a Rider Activated On or After May 1, 2009	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	1.30%	1.50%	1.60%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	1.60%	1.80%	1.90%	2.10%

For purposes of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal; or

•	your spouse becomes the Owner or successor owner of your Contract if the Spousal Benefit is not in effect.

If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Ben efit Start Date

To begin taking the lifetime withdrawal Benefit, you must first designate a Benefit Start Date.

•	If you are the Insured, you must be at least 55 years old on the Benefit Start Date.

•	If another person is the Insured, that person must be at least 55 years old on the Benefit Start Date.

•	If a Spousal Benefit is in effect, both the Insured and the Spouse must be at least 55 years old on the Benefit Start Date.

•	The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all loans under the Contract on or before the Benefit Start Date.

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is determined as follows.

•	Determine the applicable Benefit Percentage (4.0% or 5.0%) from the table below.

8

•	Add the benefit booster (0.50%) to the Benefit Percentage if your Benefit Start Date is on or after the 10th anniversary of the Rider Effective Date.

•	Multiply the resulting percentage by the Benefit Base Amount on the date that the payment is to be made.

The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount at any point in time is equal to:

•	the annual Benefit amount as determined at that point in time; less

•	the amount of each Benefit payment, if any, previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit P ercentage

On the Benefit Start Date, the Benefit Percentage is set and will not change.

•	If you are the Insured, the Benefit Percentage is based on your age on the Benefit Start Date.

•	If another person is the Insured on the Benefit Start Date, the Benefit Percentage is based on the Insured’s age on the Benefit Start Date.

•	If the Spousal Benefit is in effect and the Spouse is younger than the Insured, the Benefit Percentage is based on the Spouse’s age on the Benefit Start Date.

Age on Benefit Start Date	Benefit Percentage	Benefit Percentage with Benefit Booster
At least age 55 but under age 59 1⁄2	4.0%	4.5%
Age 59 1⁄2 or older	5.0%	5.5%

Benefit Base Amount

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Add Rollup Amounts credited since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Rollup Amounts

A rollup amount is a minimum guaranteed increase in the Benefit Base Amount.

The rollup amount for a Contract Year is calculated as follows.

•	Start with the rollup percentage of 6.0%.

•	Add the rollup booster (1.0%) if the Contract Year began after the 10th anniversary of the Rider Effective Date and there has been no Excess Withdrawal in any prior Contract Year.

•	Multiply the resulting percentage by the rollup base.

The rollup base for a Contract Year is calculated as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date but before the beginning of the current Contract Year.

•	Add Purchase Payments that we have received during the current Contract Year multiplied by a fraction representing that portion of the Contract Year that the Purchase Payment was held under the Contract.

•	Subtract any amount not held in a Designated Subaccount at the end of that Contract Year.

A rollup period begins on any Reset Date that is before the Benefit Start Date and ends on the earliest of: (1) the completion of 10 full Contract Years, measured from the most recent Reset Date; (2) the date that you take an Excess Withdrawal; or (3) the Benefit Start Date.

9

A reset occurring within a rollup period will not end the rollup period, but will extend it. We will credit rollup amounts to the Benefit Base Amount at the end of each full Contract Year that is included in a rollup period. We will not credit any rollup amount for a Contract Year unless the full Contract Year is included in a rollup period.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value		Benefit Base Amount
Before Withdrawal	$160,000	Before Withdrawal	$200,000
Minus Withdrawal	–$ 40,000	Minus Reduction	–$ 50,000

After Withdrawal	$120,000	After Withdrawal	$150,000

Percentage Reduction		Percentage Reduction
40,000 / 160,000 =	25%	50,000 / 200,000 =	25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal in a Contract Year, we will not credit any Rollup Amount to the Benefit Base Amount at the end of that Contract Year. If you take an Excess Withdrawal, the rollup booster will no longer be available to you.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Note that a Required Minimum Distribution taken from your Contract before the Benefit Start Date is an Excess Withdrawal. On the other hand, a Required Minimum Distribution taken from your Contract on or after the Benefit Start Date is not an Excess Withdrawal.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect and after any rollup amount for the prior Contract Year is credited, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Termination of Benefit Payments

All rights to take Benefit payments will end on the earliest of:

•	the date that the Insured dies, if the Spousal Benefit is not in effect;

•	the date that the Insured dies if the Spousal Benefit is in effect but no Spouse survives the Insured;

10

•	the date that the Spouse dies, if the Spousal Benefit is in effect and the Spouse survives the Insured;

•	the completion of the maximum period that a benefit can be paid under the applicable rules of the Internal Revenue Code or similar provisions of the federal tax law; or

•	the date that the Rider terminates.

LIFETIME GUARANTEED RETIREMENT INCOME PRESERVER PLUS—(“LIFETIME GRIPplus”)

The Rider will provide an enhanced benefit after age 65 if you elect the Enhanced Benefit at the time that you activate the Rider. To elect the Enhanced Benefit, you must make a Written Request.

If you elect the Enhanced Benefit, the Benefit amount (before any Benefit booster) will be doubled for one Contract Year provided the following conditions are satisfied:

•	you make a Written Request to take the Enhanced Benefit before the beginning of the Contract Year;

•	the Contract Year begins on or after the Benefit Start Date;

•	if the Insured is living, the Contract Year begins on or after the date that the Insured has reached age 65;

•	if a Spousal Benefit is in effect and the Spouse is living, the Contract Year begins after the date that the Spouse has reached age 65;

•	you have not already taken the Enhanced Benefit; and

•	the Rider has not terminated.

There is an additional charge for the Enhanced Benefit. Currently, the additional charge for the Enhanced Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Enhanced Benefit will never exceed 0.30% of the Benefit Base Amount.

Spousal Benefit

The Rider will provide withdrawal rights for the Spouse of the Insured if you elect the Spousal Benefit at the time that you activate the Rider. To elect the Spousal Benefit, you must make a Written Request.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his or her lifetime, a withdrawal Benefit provided the following conditions are satisfied: (1) you added the Spousal Benefit at the time that you activated the Rider; (2) the Spouse and the Insured are still married when the Insured dies; and (3) the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract. The Spousal Benefit will only be of value if all of these conditions are satisfied.

There is an additional charge for the Spousal Benefit. Currently, the additional charge for the Spousal Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Spousal Benefit will never exceed 0.30% of the Benefit Base Amount.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first. If, during the life of the Insured and after the Benefit Start Date, the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

The election of the Spousal Benefit will not change the death benefit provisions of your Contract.

11

EXAMPLES FOR GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit year.

•	Then assume that, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

12

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount. The examples assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received and rollup amounts credited since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$ 6,000	(6% of $100,000)	106,000	(rollup)
2	50,000	160,000	6,000	(6% of $100,000)	162,000	(rollup + payment)
3		170,000	9,000	(6% of $150,000)	171,000	(rollup)
4		185,000	9,000	(6% of $150,000)	185,000	(elective reset)
5		183,000	11,100	(6% of $185,000)	196,100	(rollup)
6		180,000	11,100	(6% of $185,000)	207,200	(rollup)
7		202,000	11,100	(6% of $185,000)	218,300	(rollup)
8		230,000	11,100	(6% of $185,000)	230,000	(elective reset)
9		238,000	13,800	(6% of $230,000)	243,800	(rollup)

Example 2	Assume:		Then:
Rider Anniversary	Payment or Withdrawal	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	-22,000	88,000	6,000	(6% of $100,000)	89,600	(rollup - adjustment)
3		93,500	n/a	(excess withdrawal)	93,500	(elective reset)
4		101,750	5,610	(6% of $93,500)	101,750	(elective reset)
5		100,650	6,105	(6% of $101,750)	107,855	(rollup)
6		99,000	6,105	(6% of $101,750)	113,960	(rollup)
7		111,100	6,105	(6% of $101,750)	120,065	(rollup)
8		126,500	6,105	(6% of $101,750)	126,500	(elective reset)
9		130,900	7,590	(6% of $126,500)	134,090	(rollup)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Rollup Amounts. The rollup amounts ensure that the Benefit Base Amount will grow by a minimum factor over a period of up to 10 years since the most recent Reset Date.

In the first example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except the 4th and 8th Rider anniversaries.

In the second example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except for the 3rd, 4th, and 8th Rider anniversaries. In addition, there is no rollup amount credited at the end of the 3rd Contract Year because of the Excess Withdrawal taken on the 2nd Rider anniversary (which is the beginning of the 3rd Contract Year).

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract. It also restarts the period during which rollup amounts may be credited and the base on which they are calculated.

In both examples, a reset election is made on the 4th and 8th Rider anniversaries because the Account Value has grown to an amount greater than the Benefit Base Amount (including rollup amounts).

In the second example, the loss of the rollup amount on account of the Excess Withdrawal also gives rise to a reset on the 3rd Rider anniversary.

Please note that, if you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

13

PAYPLAN

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even if the Contract values are zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

PayPlan Definitions

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date on which you assign or transfer an interest in the Contract to your spouse if your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a spouse becomes the successor owner of the Contract and your Account Value on that date is less than the Benefit Base Amount.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you or any joint owner is age 86 or older;

•	an Owner is not a human being and the Annuitant is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Lifetime Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

14

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Ch arge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2016 and the maximum Rider charge rates are shown below.

	Current	Maximum
For a Rider activated before May 1, 2009	0.40%	1.00%
For a Rider activated on or after May 1, 2009	0.80%	1.00%

For purpose of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you do so on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal;

•	you assign or transfer an interest in the Contract to your spouse; or

•	a spouse becomes the successor owner of the Contract.

The Rider charge will never exceed 1.00% of the Benefit Base Amount. If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the withdrawal Benefit, you must first designate a Benefit Start Date. You must be at least 55 years old on the Benefit Start Date. If an Owner is not a human being, the Annuitant must be at least 55 years old on the Benefit Start Date. The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all loans under the Contract on or before the Benefit Start Date.

15

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is 5% of the Benefit Base Amount on the date that the payment is to be made. The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount available at any point in time on or after the Benefit Start Date is equal to:

•	the annual Benefit amount as then determined; less

•	the amount of any Benefit payment previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit Base Amount

The maximum total Benefits under the Rider will be equal to the Benefit Base Amount.

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. In addition, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	–$	40,000	Minus Reduction	–$	50,000

After Withdrawal		$120,000	After Withdrawal		$150,000

Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%

16

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Dur ation of Benefits

Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

All rights to take Benefit payments will end on the earliest of:

•	the date that total Benefit payments made since the most recent Reset Date equal the current Benefit Base Amount;

•	the completion of the maximum period that a benefit can be paid under the rules of Section 72(s) or Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract; or

•	the date that the Rider terminates.

Your right to take Benefit payments will last for 20 years if all of the following conditions are met: (1) each year you take Benefit payments exactly equal to 5% of the Benefit Base Amount, (2) you do not take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take Benefit payments of less than 5% of the Benefit Base Amount, your right to take Benefit payments may last for more than 20 years. If you take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take Benefit payments may last for fewer than 20 years.

17

EXAMPLES FOR GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that, in the first and second Benefit years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New minimum withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit years	– 18,750

Benefits remaining	$90,445

18

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider Anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Benefit Base Amount for following contract year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	50,000	160,000	160,000	(elective reset)
3		170,000	170,000	(elective reset)
4		185,000	185,000	(elective reset)
5		183,000	185,000
6		180,000	185,000
7		202,000	202,000	(elective reset)
8		230,000	230,000	(elective reset)
9		238,000	238,000	(elective reset)

Example 2	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Benefit Base Amount for following contract year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	-22,000	88,000	88,000	(elective reset)
3		93,500	93,500	(elective reset)
4		101,750	101,750	(elective reset)
5		100,650	101,750
6		99,000	101,750
7		111,100	111,100	(elective reset)
8		126,500	126,500	(elective reset)
9		130,900	130,900	(elective reset)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract.

In both examples, a reset election is made on each Rider anniversary other than the 5th and 6th anniversaries because the Account Value has grown to an amount greater than the prior Benefit Base Amount.

In the first example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $160,000 is greater than the prior Benefit Base Amount ($105,000) plus the Purchase Payment ($50,000).

In the second example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $88,000 is greater than the prior Benefit Base Amount ($105,000) less the adjustment for the Excess Withdrawal (20% or $21,000).

If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

19

OTHER INFORMATION ABOUT THE RIDERS

Unless otherwise noted, the following information applies to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Impact of the Rider on the Contract

Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.

•	Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year.

•	Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract.

•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.

Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:

•	the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;

•	no additional Purchase Payments may be made to the Contract;

•	no Excess Withdrawals are possible; and

•	the Contract cannot be annuitized.

Annuity Benefit with Lifetime GRIP Rider or Lifetime GRIPplus Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

The Annuity Benefit under your Contract will be not less than the annual Benefit amount determined as of the original Annuity Commencement Date shown on the Contract specifications page if:

•	you elect to annuitize your Contract with annual payments under a lifetime benefit option;

•	the actual Annuity Commencement Date is on or after the original Annuity Commencement Date; and

•	the actual Annuity Commencement Date occurs while the Rider is in effect and after the Benefit Start Date.

For variable dollar payments, this minimum benefit is calculated as of the applicable Commencement Date. Actual payments may drop below this minimum if Benefit Unit Values fall.

Annuity Benefit with PayPlan Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Rider Provisions Related to Loans

If your Contract allows loans:

•	an offset of a defaulted loan after the Rider Effective Date will be considered an Excess Withdrawal;

•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and

•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.

In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer to a Designated Subaccount the portion of your Account Value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.

20

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount withdrawn will not be subject to an early withdrawal charge;

•	the amount withdrawn may be less than $500;

•	the amount withdrawn may reduce your Account Value below $500;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below $500; and

•	the amount withdrawn may completely exhaust your Account Value.

Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.

Terminati on of the Rider

All rights under the Rider will terminate upon any one of the following to happen:

•	your Written Request to decline or terminate the Rider;

•	a failure to hold funds in the Designated Subaccounts;

•	an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	the complete payment of all Benefits that are due under the Rider; or

•	the surrender or annuitization of the Contract.

In addition, all rights under the Lifetime GRIP Rider or the Lifetime GRIPplus Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless the Insured’s Spouse becomes the successor owner of the Contract before the Benefit Start Date or the Insured’s Spouse becomes the successor owner of the Contract when a Spousal Benefit is in effect; or

•	a transfer or assignment of an interest in the Contract unless to the Insured or to the spouse of the Insured before the Benefit Start Date, or to the Insured’s Spouse when a Spousal Benefit has been elected.

In addition, all rights under the PayPlan Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless a spouse is the sole Beneficiary and elects to become the successor owner of the Contract; or

•	a transfer or assignment of an interest in the Contract unless to the Owner’s spouse.

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

Access100 Contracts

ContributorPlus® Contracts

Flex(b) Contracts

TotalGroup® Contracts

Transition20® Contracts

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2016, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at
1-800-789-6771, or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the SEC under the Securities Act of 1933 relating to each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

Access100 Contracts	File No. 333-148676
ContributorPlus Contracts	File No. 333-148459
Flex(b) Contracts	File No. 333-148444
TotalGroup Contracts	File No. 333-148940
Transition20 Contracts	File No. 333-148387

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”) which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

Separate Account and Subaccounts

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.

PORTFOLIOS

Gener al Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or Great American Advisors®, Inc. (“GAA”) for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.10% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

3

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.17% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or GAA may be significant.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or GAA may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

SERVICES

Te lephone, Facsimile and Internet Instructions for Transfer Requests

We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account as of December 31, 2015 and for the periods indicated in the financial statements, and of the Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.

4

Compensation Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “Variable Accounts”). The chart below sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for the sale of all such contracts for each of the last three fiscal years. GAA paid the difference between commissions paid and commissions retained to selling firms in its distribution network. Commission information is shown in the aggregate for all variable annuity contracts issued by the Variable Accounts.

	2015	2014	2013
Commissions paid	$4.5 million	$4.5 million	$4.7 million
Commissions retained	$55,483	$0.00	$226,143

Note: GAA has reclassified the commissions paid to it as the broker-dealer of record for accounts that are not currently associated with another broker-dealer. As a result of that reclassification, such commissions are now included in the amount shown as “Commissions retained” and the amount of “Commissions retained” for 2013 has been restated.

Special Compensation Paid to GAA

GAFRI, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Additional Compensation Paid to Selected Selling Firms

To the extent permitted by FINRA rules, the Company may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, the Company and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

In 2015, payments of up to $30,000 were made to the following selling firms in connection with conference sponsorships: GWN Securities, Inc.; Lincoln Investment Planning, Inc.; and PlanMember Securities Corp.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for the Money Market Subaccount)

Performance information is based on historical information and is not intended to indicate future performance. Descriptions of the methods used to calculate total return and yield are set out below.

5

We may include ranking information in reports to Contract owners and in marketing materials. This information may include rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, and Morningstar.

We may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return; and

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T) n             =     ERV

Where:

•	P = a hypothetical initial payment of $1,000

•	T = average annual total return

•	N = number of years

•	ERV = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract/certificate maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges. Early withdrawal charges do not apply to the Access100 contract.

Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR         =     (ERV / P) – 1

Where:

•	CTR = the cumulative total return net of Subaccount recurring charges, other than the contract/certificate maintenance fee, for the period

•	ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

•	P = a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract/certificate maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract/certificate maintenance fee would decrease the return shown. Early withdrawal charges do not apply to the Access100 contract.

6

Standardized Yield for the Money Market Subaccount

Current Annualized Yield. In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. The current annualized yield is calculated according to the following formula:

Yield    =    (Base Period Return / 7) * 365

Where:

•	Base Period Return = The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield. SEC rules also permit us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

Effective Yield    =    [(Base Period Return + 1) 365 / 7] – 1

Additional Information about Yields. The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract/certificate maintenance fee that may be applicable on surrender of a Contract. Early withdrawal charges do not apply to the Access100 contract.

How to Obtain Current Yield Information. You may obtain current 7-day yield information for the Money Market Subaccount by calling us toll free at 1-800-789-6771.

ANNUITANTS

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

•	Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

•	A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.

•	Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

7

Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule:

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

BENEFICIARIES

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation

You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.

Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

PAYEES

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract, and as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

Designation of Payees for Annuity Benefits. You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments. Failing that, we will make such payments to the estate of the last payee who received payments.

8

Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

Designation of Payees for Death Benefits. As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary. Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.

GLOSSARY OF FINANCIAL TERMS

Account Value

The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the Account Value. The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Variable Account Value

The value of your interest in all of the Subaccounts is the Variable Account Value. At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.

Fixed Accosai175122_1unt Value

The value of your interest in the Fixed Accumulation Account is the Fixed Account Value. At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:

•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.

Accum ulation Unit

The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the Accumulation Unit Value.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.

Net Investment Factor

The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:

9

(A / B)    –    C    =    Net Investment Factor

In this formula, A equals:

•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•	the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.

In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.

In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.

The term Net Asset Value in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Benefit Unit Transfer Formulas

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in the given Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed Dollar Payments

The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

10

Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract/Certificate maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.

Variable Dollar Payments

The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.

The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.

Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.

We will deduct a pro-rata portion of the Contract/Certificate Maintenance Fee from each payment.

Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.

Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

11

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-tax qualified Contracts

IRC Section 817(h) requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL S TATEMENTS

The audited financial statements of the Separate Account at December 31, 2015 for the periods indicated in the financial statements, and the Company’s audited financial statements at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

12

FINANCIAL STATEMENTS

Annuity Investors Variable Account C

Year Ended December 31, 2015

With Report of Independent Registered

Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2015

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account C

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account C (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2015, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2015, the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 27, 2016

Cincinnati, Ohio

1

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	45,928.575	$628,346	$615,902
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	121,756.711	1,761,204	1,828,786
American Century Variable Portfolios - Class II:
Large Company Value Fund	301,026.039	3,679,991	4,385,949
Mid Cap Value Fund	191,128.636	3,215,735	3,516,767
Ultra Fund	7,874.940	126,086	119,935
Calamos Advisors Trust:
Growth and Income Portfolio	139,471.859	2,025,140	1,962,369
Davis Variable Account Fund, Inc.:
Value Portfolio	727,540.070	8,265,597	6,998,936
Deutsche Variable Series II - Class A:
Global Growth VIP	13,245.585	132,294	143,185
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	20,517.477	337,081	327,254
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	38,731.929	1,335,227	1,479,173
Stock Index Fund, Inc.	479,750.835	15,263,631	20,854,769
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	27,377.515	430,103	486,773
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	9,696.695	204,574	183,073
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,262,960.712	2,262,960	2,262,961
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	16,086.547	593,049	723,251
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,181,984.281	11,911,705	12,670,871
Ibbotson Conservative ETF Asset Allocation Portfolio	315,230.026	3,564,161	3,363,504
Ibbotson Growth ETF Asset Allocation Portfolio	2,178,018.526	20,482,671	22,934,536
Ibbotson Income and Growth ETF Asset Allocation Portfolio	646,628.904	6,878,928	6,834,867
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	65,674.803	1,347,709	1,161,129
Franklin U.S. Government Securities VIP Fund	151,030.683	1,961,648	1,883,352
Mutual Global Discovery VIP Fund	102,719.079	2,256,240	1,989,669
Mutual Shares VIP Fund	83,699.291	1,691,199	1,607,027
Templeton Foreign VIP Fund	278,120.314	4,111,899	3,671,189
Templeton Global Bond VIP Fund	223,983.500	4,051,858	3,538,939
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	257,298.185	3,863,494	4,037,008
Comstock Fund	298,444.802	4,650,539	5,243,676
Core Equity Fund	12,968.337	374,000	438,848
Diversified Dividend Fund	15,759.751	324,469	366,730
Global Health Care Fund	40,197.771	848,167	1,276,279
Small Cap Equity Fund	162,450.189	3,268,913	2,865,622
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	231,181.996	3,433,286	3,678,105
Government Securities Fund	49,190.735	584,807	561,759
International Growth Fund	90,696.889	3,097,519	2,996,627
Mid Cap Core Equity Fund	165,752.559	2,196,611	1,974,113
Mid Cap Growth Fund	855,100.938	3,706,075	4,557,686
Utilities Fund	109,468.867	1,541,790	1,232,619
Janus Aspen Series - Service Shares:
Balanced Portfolio	280,680.858	8,410,349	8,872,322
Enterprise Portfolio	62,529.878	3,242,506	3,418,506
Global Research Portfolio	3,138.919	86,962	124,081
Janus Portfolio	126,399.834	3,645,703	3,822,331
Overseas Portfolio	291,308.450	11,575,604	8,110,028
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	53,704.647	542,086	550,471
Mid Cap Growth Portfolio	174,402.540	2,044,332	1,749,257
U.S. Real Estate Portfolio	184,531.464	2,268,103	3,742,297
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	126,093.812	2,516,923	2,091,896
Mid-Cap Growth Portfolio	9,814.933	218,752	209,549
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	121,116.451	5,677,637	6,637,182
Conservative Balanced Fund	71,257.976	771,596	1,017,564
Global Fund	108,192.164	3,518,670	4,066,942
Main Street Fund	143,437.560	3,632,391	4,156,820
Main Street Small Cap Fund	194,532.781	4,336,110	4,094,914
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	572,798.369	4,542,974	4,158,516
Real Return Portfolio	517,700.197	7,117,488	6,176,163
Total Return Portfolio	1,423,602.807	16,067,977	15,061,718
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	43,080.291	514,856	657,836
Wilshire Variable Insurance Trust:
2015 ETF Fund	34,302.804	399,637	376,644
2025 ETF Fund	69,013.082	785,134	772,257
2035 ETF Fund	48,866.899	527,433	541,445

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio - 1.80% series contract	577.164	$6.389956	$3,688
International Value Portfolio - 1.75% series contract	9.488	6.411650	61
International Value Portfolio - 1.65% series contract	9.490	6.461956	61
International Value Portfolio - 1.55% series contract	4,604.723	6.512493	29,988
International Value Portfolio - 1.50% series contract	1,444.035	6.541255	9,446
International Value Portfolio - 1.45% series contract	2,070.350	6.563449	13,589
International Value Portfolio - 1.25% series contract	80,264.798	6.666548	535,089
International Value Portfolio - 1.00% series contract	3,527.884	6.797341	23,980
American Century Variable Portfolios - Class I:
Capital Appreciation Fund - 1.75% series contract	2,434.317	10.785906	26,256
Capital Appreciation Fund - 1.70% series contract	317.415	10.795215	3,427
Capital Appreciation Fund - 1.65% series contract *	2,908.097	10.804468	31,420
Capital Appreciation Fund - 1.65% series contract	12,894.828	10.804468	139,322
Capital Appreciation Fund - 1.55% series contract	2,592.642	10.822979	28,060
Capital Appreciation Fund - 1.50% series contract	560.898	10.832266	6,076
Capital Appreciation Fund - 1.40% series contract	90,837.668	10.850824	985,664
Capital Appreciation Fund - 1.25% series contract	55,619.331	10.878738	605,068
Capital Appreciation Fund - 1.00% series contract	319.729	10.925277	3,493
American Century Variable Portfolios - Class II:
Large Company Value Fund - 2.00% series contract	2,198.101	12.524313	27,530
Large Company Value Fund - 1.80% series contract	4,908.051	12.721933	62,440
Large Company Value Fund - 1.75% series contract	815.842	12.765096	10,414
Large Company Value Fund - 1.65% series contract *	9,386.001	12.865236	120,753
Large Company Value Fund - 1.65% series contract	987.332	14.891670	14,703
Large Company Value Fund - 1.55% series contract	17,587.420	12.965846	228,036
Large Company Value Fund - 1.50% series contract	1,818.550	13.023043	23,683
Large Company Value Fund - 1.40% series contract	42,642.542	15.316613	653,139
Large Company Value Fund - 1.25% series contract	239,536.705	13.272341	3,179,213
Large Company Value Fund - 1.00% series contract	4,879.954	13.532585	66,038
Mid Cap Value Fund - 2.00% series contract	1,056.514	17.419990	18,404
Mid Cap Value Fund - 1.80% series contract *	3,684.123	17.694842	65,190
Mid Cap Value Fund - 1.80% series contract	130.242	22.070082	2,874
Mid Cap Value Fund - 1.75% series contract	703.127	17.754812	12,484
Mid Cap Value Fund - 1.65% series contract *	6,041.174	17.894125	108,102
Mid Cap Value Fund - 1.65% series contract	2,668.202	22.446651	59,892
Mid Cap Value Fund - 1.55% series contract	11,569.035	18.034049	208,637
Mid Cap Value Fund - 1.50% series contract	1,871.121	18.113613	33,893
Mid Cap Value Fund - 1.40% series contract	31,934.729	23.087098	737,280
Mid Cap Value Fund - 1.25% series contract	115,176.753	18.460285	2,126,196
Mid Cap Value Fund - 1.00% series contract	7,640.735	18.822165	143,815
Ultra Fund - 1.65% series contract	1,974.855	17.113781	33,797
Ultra Fund - 1.40% series contract	4,893.639	17.602055	86,138
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	282.031	13.203557	3,724
Growth and Income Portfolio - 1.65% series contract *	4,348.650	13.307177	57,868
Growth and Income Portfolio - 1.65% series contract	3,468.387	12.928668	44,842
Growth and Income Portfolio - 1.55% series contract	3,793.391	13.411198	50,874
Growth and Income Portfolio - 1.50% series contract	209.961	13.470350	2,828
Growth and Income Portfolio - 1.40% series contract	34,017.979	13.216429	449,596
Growth and Income Portfolio - 1.25% series contract	95,970.972	13.728190	1,317,508
Growth and Income Portfolio - 1.00% series contract	2,509.714	13.997317	35,129
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.80% series contract	1,304.226	12.385720	16,154
Value Portfolio - 1.75% series contract	5,250.080	12.427729	65,247
Value Portfolio - 1.70% series contract	52.020	11.884869	618
Value Portfolio - 1.65% series contract *	3,818.664	12.525292	47,830
Value Portfolio - 1.65% series contract	6,851.590	11.937328	81,790
Value Portfolio - 1.55% series contract	21,090.282	12.623233	266,228
Value Portfolio - 1.50% series contract	5,466.481	12.678929	69,309
Value Portfolio - 1.45% series contract	5,965.141	12.721916	75,888
Value Portfolio - 1.40% series contract	45,200.527	12.203048	551,584
Value Portfolio - 1.25% series contract	427,290.564	12.921681	5,521,312
Value Portfolio - 1.00% series contract	22,996.258	13.175017	302,976
Deutsche Variable Series II - Class A:
Global Growth VIP - 1.75% series contract	9.489	9.425663	89
Global Growth VIP - 1.65% series contract	9.490	9.499664	90
Global Growth VIP - 1.55% series contract	9.887	9.573950	95
Global Growth VIP - 1.25% series contract	14,572.656	9.800342	142,817
Global Growth VIP - 1.00% series contract	9.358	9.992510	94
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP - 1.75% series contract	9.525	14.617677	139
Small Mid Cap Value VIP - 1.65% series contract	9.527	14.702407	140
Small Mid Cap Value VIP - 1.55% series contract	2,498.074	14.787287	36,940
Small Mid Cap Value VIP - 1.50% series contract	676.606	14.829914	10,034
Small Mid Cap Value VIP - 1.25% series contract	17,881.228	15.044946	269,022
Small Mid Cap Value VIP - 1.00% series contract	719.320	15.262445	10,979

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

3

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.80% series contract	338.814	15.207875	5,153
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.409	15.259434	144
Socially Responsible Growth Fund, Inc. - 1.70% series contract	3,406.037	19.924541	67,864
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.410	15.379190	145
Socially Responsible Growth Fund, Inc. - 1.65% series contract	114.714	20.060086	2,301
Socially Responsible Growth Fund, Inc. - 1.55% series contract	855.206	15.499410	13,255
Socially Responsible Growth Fund, Inc. - 1.50% series contract	149.732	15.567809	2,331
Socially Responsible Growth Fund, Inc. - 1.45% series contract	370.805	15.620601	5,792
Socially Responsible Growth Fund, Inc. - 1.40% series contract	27,830.946	20.752520	577,562
Socially Responsible Growth Fund, Inc. - 1.25% series contract	50,509.278	15.865765	801,368
Socially Responsible Growth Fund, Inc. - 1.00% series contract	201.371	16.176788	3,258
Stock Index Fund, Inc. - 2.00% series contract	25,348.462	14.419933	365,523
Stock Index Fund, Inc. - 1.95% series contract	15,126.237	14.469128	218,863
Stock Index Fund, Inc. - 1.80% series contract **	2,434.449	14.647460	35,658
Stock Index Fund, Inc. - 1.80% series contract	828.029	21.665123	17,939
Stock Index Fund, Inc. - 1.75% series contract	28,899.622	14.697146	424,742
Stock Index Fund, Inc. - 1.70% series contract	372.168	21.962189	8,174
Stock Index Fund, Inc. - 1.65% series contract *	5,745.110	14.812448	85,099
Stock Index Fund, Inc. - 1.65% series contract	5,431.032	22.111567	120,089
Stock Index Fund, Inc. - 1.55% series contract	38,111.330	14.928252	568,936
Stock Index Fund, Inc. - 1.50% series contract	7,337.447	14.994147	110,019
Stock Index Fund, Inc. - 1.45% series contract	12,288.286	15.044967	184,877
Stock Index Fund, Inc. - 1.40% series contract	413,080.023	22.874785	9,449,117
Stock Index Fund, Inc. - 1.25% series contract	575,843.323	15.281144	8,799,545
Stock Index Fund, Inc. - 1.00% series contract	29,920.952	15.580670	466,188
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	321.967	20.194003	6,502
Technology Growth Portfolio - 1.65% series contract	1,226.893	20.307998	24,916
Technology Growth Portfolio - 1.40% series contract	21,800.289	20.887553	455,355
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 1.75% series contract	9.427	16.033158	151
MidCap Stock Portfolio - 1.65% series contract *	9.429	16.158996	152
MidCap Stock Portfolio - 1.65% series contract	165.595	14.586256	2,415
MidCap Stock Portfolio - 1.55% series contract	456.196	16.285342	7,429
MidCap Stock Portfolio - 1.45% series contract	203.569	16.412723	3,341
MidCap Stock Portfolio - 1.40% series contract	2,088.827	14.911004	31,147
MidCap Stock Portfolio - 1.25% series contract	8,294.948	16.670363	138,280
MidCap Stock Portfolio - 1.00% series contract	9.296	16.997157	158
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	8,329.327	0.860890	7,171
Money Market Portfolio - 1.80% series contract **	97.211	0.875917	85
Money Market Portfolio - 1.80% series contract	2,473.663	0.921425	2,279
Money Market Portfolio - 1.75% series contract	255,036.092	0.880077	224,451
Money Market Portfolio - 1.70% series contract	7,938.436	0.935428	7,426
Money Market Portfolio - 1.65% series contract *	21,743.144	0.886566	19,277
Money Market Portfolio - 1.65% series contract	14,933.715	0.941143	14,055
Money Market Portfolio - 1.55% series contract	18,043.744	0.894901	16,147
Money Market Portfolio - 1.50% series contract	15,690.680	0.900061	14,123
Money Market Portfolio - 1.45% series contract	553.753	0.902904	500
Money Market Portfolio - 1.40% series contract	920,875.329	0.975364	898,189
Money Market Portfolio - 1.25% series contract	1,114,881.554	0.919242	1,024,846
Money Market Portfolio - 1.00% series contract	36,726.772	0.936984	34,412
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	803.665	18.423364	14,806
Appreciation Portfolio - 1.70% series contract	281.214	18.675889	5,252
Appreciation Portfolio - 1.65% series contract	2,462.717	18.802999	46,306
Appreciation Portfolio - 1.40% series contract	33,769.817	19.451884	656,887
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 2.00% series contract	1,329.799	11.063625	14,712
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	16,180.524	11.188502	181,036
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.80% series contract	718.564	11.238193	8,075
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	994.777	11.276299	11,217
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	1,527.273	11.172148	17,063
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	40,602.649	11.364797	461,441
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	22,957.845	11.221442	257,620
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	142,216.858	11.453646	1,628,902
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.50% series contract	7,012.814	11.504179	80,677
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	15,611.739	11.543196	180,209
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	84,470.060	11.471173	968,971
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	729,912.477	11.724403	8,557,788
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	23,944.691	11.954216	286,240
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	1,388.331	12.187533	16,920

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

4

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	10,008.944	10.608506	106,180
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	11,523.522	10.691714	123,206
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	1,547.277	11.040614	17,083
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	14,315.590	10.775330	154,255
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	471.432	10.822827	5,102
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	11,855.121	10.859552	128,741
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	9,363.838	11.286371	105,684
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	236,805.764	11.029980	2,611,963
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	9,895.795	11.246192	111,290
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	33,878.696	11.253953	381,269
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	236.296	10.905615	2,577
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	81,513.598	11.342220	924,545
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	22,896.296	10.953736	250,800
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	212,331.092	11.430922	2,427,140
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	895.517	11.481372	10,282
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	54,212.150	11.520272	624,539
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	35,643.911	11.197553	399,125
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	1,522,365.621	11.701106	17,813,362
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	8,457.015	11.930567	100,897
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 2.00% series contract	1,280.278	10.721746	13,727
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	30,200.443	10.927850	330,026
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	94,898.052	11.013586	1,045,168
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	1,058.183	11.080502	11,725
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	21,320.762	11.099705	236,654
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	2,222.799	11.148691	24,781
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	27,472.951	11.186498	307,326
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	36,800.856	11.327107	416,847
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	388,717.594	11.362091	4,416,645
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	2,759.502	11.584790	31,968
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund - 1.75% series contract	963.313	20.848240	20,083
Franklin Small Cap Value VIP Fund - 1.65% series contract	972.982	20.990396	20,423
Franklin Small Cap Value VIP Fund - 1.55% series contract	4,710.895	21.132948	99,555
Franklin Small Cap Value VIP Fund - 1.50% series contract	355.788	21.204625	7,544
Franklin Small Cap Value VIP Fund - 1.45% series contract	80.666	21.276517	1,716
Franklin Small Cap Value VIP Fund - 1.25% series contract	45,589.524	21.566560	983,209
Franklin Small Cap Value VIP Fund - 1.00% series contract	1,303.887	21.933613	28,599
Franklin U.S. Government Securities VIP Fund - 2.00% series contract	1,854.448	10.696764	19,837
Franklin U.S. Government Securities VIP Fund - 1.80% series contract	1,048.215	10.865492	11,389
Franklin U.S. Government Securities VIP Fund - 1.75% series contract	7,476.218	10.902347	81,508
Franklin U.S. Government Securities VIP Fund - 1.65% series contract	2,499.021	10.987869	27,459
Franklin U.S. Government Securities VIP Fund - 1.55% series contract	12,671.756	11.073769	140,324
Franklin U.S. Government Securities VIP Fund - 1.50% series contract	306.525	11.122576	3,409
Franklin U.S. Government Securities VIP Fund - 1.45% series contract	98.983	11.160310	1,105
Franklin U.S. Government Securities VIP Fund - 1.25% series contract	130,591.046	11.335447	1,480,308
Franklin U.S. Government Securities VIP Fund - 1.00% series contract	10,210.869	11.557627	118,013
Mutual Global Discovery VIP Fund - 2.00% series contract	48.660	16.805218	818
Mutual Global Discovery VIP Fund - 1.80% series contract	583.246	17.035603	9,936
Mutual Global Discovery VIP Fund - 1.75% series contract	1,115.394	17.093336	19,066
Mutual Global Discovery VIP Fund - 1.65% series contract	3,897.109	17.209888	67,069
Mutual Global Discovery VIP Fund - 1.55% series contract	2,760.963	17.326822	47,839
Mutual Global Discovery VIP Fund - 1.50% series contract	1,519.592	17.385561	26,419
Mutual Global Discovery VIP Fund - 1.25% series contract	101,461.159	17.682354	1,794,072
Mutual Global Discovery VIP Fund - 1.00% series contract	1,359.619	17.983326	24,450
Mutual Shares VIP Fund - 1.75% series contract	4,277.067	12.104065	51,770
Mutual Shares VIP Fund - 1.65% series contract	2,211.290	12.199030	26,976
Mutual Shares VIP Fund - 1.55% series contract	5,631.957	12.294413	69,242
Mutual Shares VIP Fund - 1.50% series contract	2,982.540	12.348661	36,830
Mutual Shares VIP Fund - 1.25% series contract	110,109.495	12.585075	1,385,736
Mutual Shares VIP Fund - 1.00% series contract	2,842.376	12.831752	36,473
Templeton Foreign VIP Fund - 2.00% series contract	38,264.302	8.557348	327,441
Templeton Foreign VIP Fund - 1.95% series contract	21,335.509	8.586576	183,199
Templeton Foreign VIP Fund - 1.80% series contract	7,430.971	8.692430	64,593
Templeton Foreign VIP Fund - 1.75% series contract	38,152.452	8.721902	332,762
Templeton Foreign VIP Fund - 1.70% series contract	717.227	8.888468	6,375
Templeton Foreign VIP Fund - 1.65% series contract *	11,384.714	8.790379	100,076
Templeton Foreign VIP Fund - 1.65% series contract	1,352.930	8.927705	12,079
Templeton Foreign VIP Fund - 1.55% series contract	11,016.020	8.859091	97,592
Templeton Foreign VIP Fund - 1.50% series contract	7,656.239	8.898212	68,127
Templeton Foreign VIP Fund - 1.40% series contract	39,976.616	9.126476	364,846
Templeton Foreign VIP Fund - 1.25% series contract	227,271.109	9.068587	2,061,028
Templeton Foreign VIP Fund - 1.00% series contract	5,739.674	9.246393	53,071

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

5

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Global Bond VIP Fund - 2.00% series contract	6,825.737	12.823884	87,532
Templeton Global Bond VIP Fund - 1.95% series contract	3,496.566	12.867701	44,993
Templeton Global Bond VIP Fund - 1.80% series contract	1,764.490	12.999700	22,938
Templeton Global Bond VIP Fund - 1.75% series contract	10,185.263	13.043780	132,854
Templeton Global Bond VIP Fund - 1.65% series contract	4,769.897	13.132737	62,642
Templeton Global Bond VIP Fund - 1.55% series contract	6,752.354	13.221961	89,279
Templeton Global Bond VIP Fund - 1.50% series contract	1,360.894	13.266821	18,055
Templeton Global Bond VIP Fund - 1.25% series contract	226,975.968	13.493302	3,062,655
Templeton Global Bond VIP Fund - 1.00% series contract	1,310.989	13.723003	17,991
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 2.00% series contract	1,535.398	14.248896	21,878
American Value Fund - 1.95% series contract	935.932	14.297522	13,382
American Value Fund - 1.80% series contract	3,058.585	14.473738	44,269
American Value Fund - 1.75% series contract	1,279.107	14.522799	18,576
American Value Fund - 1.70% series contract	497.726	28.875974	14,372
American Value Fund - 1.65% series contract *	9.449	14.636791	138
American Value Fund - 1.65% series contract	8,049.498	29.072435	234,018
American Value Fund - 1.55% series contract	5,008.001	14.751223	73,874
American Value Fund - 1.50% series contract	2,447.525	14.816318	36,263
American Value Fund - 1.45% series contract	943.250	14.866546	14,023
American Value Fund - 1.40% series contract	65,808.025	30.075914	1,979,237
American Value Fund - 1.25% series contract	98,891.801	15.099986	1,493,265
American Value Fund - 1.00% series contract	6,086.848	15.396001	93,713
Comstock Fund - 2.00% series contract	15,947.446	13.628181	217,335
Comstock Fund - 1.95% series contract	8,949.728	13.660807	122,261
Comstock Fund - 1.80% series contract	341.739	13.758928	4,702
Comstock Fund - 1.75% series contract	21,169.957	13.791645	291,969
Comstock Fund - 1.70% series contract	470.717	13.824664	6,508
Comstock Fund - 1.65% series contract	26,177.125	13.857510	362,749
Comstock Fund - 1.55% series contract	3,956.008	13.923472	55,081
Comstock Fund - 1.50% series contract	3,798.988	13.956601	53,021
Comstock Fund - 1.45% series contract	284.677	13.989750	3,983
Comstock Fund - 1.40% series contract	182,375.819	14.023038	2,557,463
Comstock Fund - 1.25% series contract	109,543.399	14.123253	1,547,109
Comstock Fund - 1.00% series contract	1,504.061	14.291428	21,495
Core Equity Fund - 1.80% series contract	867.479	14.569161	12,638
Core Equity Fund - 1.70% series contract	6.505	14.713611	96
Core Equity Fund - 1.65% series contract	4,436.208	14.786093	65,594
Core Equity Fund - 1.40% series contract	23,790.507	15.153952	360,520
Diversified Dividend Fund - 1.70% series contract	126.919	15.252667	1,936
Diversified Dividend Fund - 1.65% series contract	4,828.967	15.288910	73,830
Diversified Dividend Fund - 1.40% series contract	18,806.481	15.471471	290,964
Global Health Care Fund - 1.80% series contract	133.327	26.997043	3,599
Global Health Care Fund - 1.70% series contract	401.349	27.367187	10,984
Global Health Care Fund - 1.65% series contract	4,261.484	27.553326	117,418
Global Health Care Fund - 1.40% series contract	40,143.954	28.504365	1,144,278
Small Cap Equity Fund - 2.00% series contract	1,005.854	14.394290	14,479
Small Cap Equity Fund - 1.80% series contract *	1,398.416	14.621478	20,447
Small Cap Equity Fund - 1.80% series contract	604.298	13.509101	8,164
Small Cap Equity Fund - 1.75% series contract	840.599	14.671000	12,332
Small Cap Equity Fund - 1.70% series contract	522.807	13.629109	7,125
Small Cap Equity Fund - 1.65% series contract *	5,776.877	14.786151	85,418
Small Cap Equity Fund - 1.65% series contract	4,335.193	13.689315	59,346
Small Cap Equity Fund - 1.55% series contract	7,221.743	14.901810	107,617
Small Cap Equity Fund - 1.50% series contract	1,848.755	14.967533	27,671
Small Cap Equity Fund - 1.45% series contract	840.573	15.018333	12,624
Small Cap Equity Fund - 1.40% series contract	42,045.220	13.994357	588,396
Small Cap Equity Fund - 1.25% series contract	120,794.041	15.254086	1,842,603
Small Cap Equity Fund - 1.00% series contract	5,105.070	15.553186	79,400
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund - 2.00% series contract	1,360.348	9.944089	13,527
Global Real Estate Fund - 1.95% series contract	228.577	9.978040	2,281
Global Real Estate Fund - 1.80% series contract	3,391.135	10.101069	34,254
Global Real Estate Fund - 1.75% series contract	1,229.689	10.135291	12,463
Global Real Estate Fund - 1.65% series contract	8,510.499	10.214824	86,933
Global Real Estate Fund - 1.55% series contract	21,736.147	10.294715	223,767
Global Real Estate Fund - 1.50% series contract	4,159.902	10.340185	43,014
Global Real Estate Fund - 1.45% series contract	1,612.950	10.375276	16,735
Global Real Estate Fund - 1.25% series contract	300,154.437	10.538151	3,163,073
Global Real Estate Fund - 1.00% series contract	7,636.950	10.744810	82,058

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

6

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Invesco Variable Insurance Funds - Series II Shares:
Government Securities Fund - 1.70% series contract	604.806	12.375553	7,485
Government Securities Fund - 1.65% series contract	12,603.609	12.459729	157,038
Government Securities Fund - 1.40% series contract	30,817.931	12.889763	397,236
International Growth Fund - 2.00% series contract	16,308.570	10.168524	165,834
International Growth Fund - 1.95% series contract	10,670.451	10.203251	108,873
International Growth Fund - 1.80% series contract	620.249	10.329009	6,407
International Growth Fund - 1.75% series contract	19,640.866	10.364039	203,559
International Growth Fund - 1.65% series contract	9.526	10.445366	100
International Growth Fund - 1.55% series contract	6,300.648	10.527040	66,327
International Growth Fund - 1.50% series contract	2,365.405	10.573504	25,011
International Growth Fund - 1.45% series contract	121.963	10.609341	1,294
International Growth Fund - 1.25% series contract	219,040.211	10.775919	2,360,360
International Growth Fund - 1.00% series contract	5,357.312	10.987187	58,862
Mid Cap Core Equity Fund - 2.00% series contract	833.406	12.171378	10,144
Mid Cap Core Equity Fund - 1.80% series contract	1,061.361	12.363424	13,122
Mid Cap Core Equity Fund - 1.75% series contract	394.888	12.405358	4,899
Mid Cap Core Equity Fund - 1.65% series contract *	9.436	12.502732	118
Mid Cap Core Equity Fund - 1.65% series contract	2,033.668	20.882156	42,467
Mid Cap Core Equity Fund - 1.55% series contract	4,421.796	12.600482	55,717
Mid Cap Core Equity Fund - 1.50% series contract	476.404	12.656094	6,029
Mid Cap Core Equity Fund - 1.45% series contract	325.549	12.699014	4,134
Mid Cap Core Equity Fund - 1.40% series contract	26,622.077	21.602964	575,116
Mid Cap Core Equity Fund - 1.25% series contract	96,185.714	12.898405	1,240,642
Mid Cap Core Equity Fund - 1.00% series contract	1,651.912	13.151265	21,725
Mid Cap Growth Fund - 2.00% series contract	1,790.666	13.624603	24,397
Mid Cap Growth Fund - 1.80% series contract **	630.812	13.727341	8,659
Mid Cap Growth Fund - 1.80% series contract	950.760	13.727341	13,051
Mid Cap Growth Fund - 1.75% series contract	1,137.155	13.753011	15,639
Mid Cap Growth Fund - 1.70% series contract	768.311	13.778906	10,586
Mid Cap Growth Fund - 1.65% series contract *	1,128.228	13.804691	15,575
Mid Cap Growth Fund - 1.65% series contract	3,331.200	13.804691	45,986
Mid Cap Growth Fund - 1.55% series contract	16,426.577	13.856362	227,613
Mid Cap Growth Fund - 1.50% series contract	4,214.241	13.882272	58,503
Mid Cap Growth Fund - 1.45% series contract	2,750.923	13.908202	38,260
Mid Cap Growth Fund - 1.40% series contract	66,840.786	13.934235	931,375
Mid Cap Growth Fund - 1.25% series contract	213,909.293	14.012556	2,997,416
Mid Cap Growth Fund - 1.00% series contract	12,063.761	14.143671	170,626
Utilities Fund - 1.70% series contract	55.078	21.865581	1,204
Utilities Fund - 1.65% series contract	4,714.242	21.995512	103,692
Utilities Fund - 1.40% series contract	49,773.773	22.656971	1,127,723
Janus Aspen Series - Service Shares:
Balanced Portfolio - 2.00% series contract	14,078.464	14.554783	204,909
Balanced Portfolio - 1.95% series contract	7,165.355	14.604503	104,646
Balanced Portfolio - 1.80% series contract **	2,762.287	14.784391	40,839
Balanced Portfolio - 1.80% series contract	844.376	21.477963	18,135
Balanced Portfolio - 1.75% series contract	45,258.738	14.834512	671,391
Balanced Portfolio - 1.70% series contract	2,928.040	21.772383	63,750
Balanced Portfolio - 1.65% series contract *	2,098.325	14.950914	31,372
Balanced Portfolio - 1.65% series contract	12,609.743	21.920555	276,413
Balanced Portfolio - 1.55% series contract	39,712.113	15.067771	598,373
Balanced Portfolio - 1.50% series contract	5,444.063	15.134229	82,392
Balanced Portfolio - 1.45% series contract	3,800.758	15.185554	57,717
Balanced Portfolio - 1.40% series contract	105,228.679	22.677035	2,386,274
Balanced Portfolio - 1.25% series contract	277,511.758	15.423854	4,280,301
Balanced Portfolio - 1.00% series contract	3,548.834	15.726166	55,810
Enterprise Portfolio - 2.00% series contract	1,496.966	15.527115	23,244
Enterprise Portfolio - 1.80% series contract *	1,851.990	15.772156	29,210
Enterprise Portfolio - 1.80% series contract	198.999	34.564334	6,878
Enterprise Portfolio - 1.75% series contract	861.308	15.825630	13,631
Enterprise Portfolio - 1.70% series contract	44.130	35.038186	1,546
Enterprise Portfolio - 1.65% series contract *	8,581.497	15.949833	136,873
Enterprise Portfolio - 1.65% series contract	589.574	35.276534	20,798
Enterprise Portfolio - 1.55% series contract	9,350.723	16.074527	150,308
Enterprise Portfolio - 1.50% series contract	1,860.975	16.145505	30,046
Enterprise Portfolio - 1.40% series contract	25,796.247	36.494165	941,412
Enterprise Portfolio - 1.25% series contract	119,782.899	16.454556	1,970,974
Enterprise Portfolio - 1.00% series contract	5,578.199	16.777185	93,586

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

7

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series - Service Shares:
Global Research Portfolio - 1.70% series contract	112.798	15.845425	1,787
Global Research Portfolio - 1.40% series contract	7,409.934	16.504076	122,294
Janus Portfolio - 2.00% series contract	12,771.654	14.622706	186,756
Janus Portfolio - 1.95% series contract	7,914.504	14.672603	116,126
Janus Portfolio - 1.80% series contract	755.710	14.853433	11,225
Janus Portfolio - 1.75% series contract	12,905.553	14.903779	192,342
Janus Portfolio - 1.70% series contract	1,977.301	22.191226	43,879
Janus Portfolio - 1.65% series contract *	3,322.418	15.020692	49,905
Janus Portfolio - 1.65% series contract	808.759	22.342185	18,069
Janus Portfolio - 1.55% series contract	3,917.874	15.138154	59,309
Janus Portfolio - 1.50% series contract	2,285.877	15.204965	34,757
Janus Portfolio - 1.40% series contract	27,341.406	23.113427	631,954
Janus Portfolio - 1.25% series contract	157,274.011	15.495999	2,437,118
Janus Portfolio - 1.00% series contract	2,588.100	15.799739	40,891
Overseas Portfolio - 2.00% series contract	22,160.880	6.333573	140,358
Overseas Portfolio - 1.95% series contract	12,340.321	6.355191	78,425
Overseas Portfolio - 1.80% series contract	1,423.644	6.433598	9,159
Overseas Portfolio - 1.75% series contract	55,582.141	6.455434	358,807
Overseas Portfolio - 1.70% series contract	71.288	16.059531	1,145
Overseas Portfolio - 1.65% series contract *	7,930.544	6.506114	51,597
Overseas Portfolio - 1.65% series contract	5,816.393	16.150170	93,936
Overseas Portfolio - 1.55% series contract	35,329.836	6.557011	231,658
Overseas Portfolio - 1.50% series contract	8,844.334	6.585968	58,248
Overseas Portfolio - 1.45% series contract	7,985.433	6.608325	52,770
Overseas Portfolio - 1.40% series contract	122,862.203	16.611175	2,040,886
Overseas Portfolio - 1.25% series contract	704,592.731	6.712121	4,729,312
Overseas Portfolio - 1.00% series contract	38,535.088	6.843809	263,727
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.75% series contract	9.549	11.752879	112
Core Plus Fixed Income Portfolio - 1.70% series contract	846.951	13.348067	11,305
Core Plus Fixed Income Portfolio - 1.65% series contract *	13,284.014	13.438879	178,522
Core Plus Fixed Income Portfolio - 1.65% series contract	9.550	11.845094	113
Core Plus Fixed Income Portfolio - 1.55% series contract	1,390.646	11.937661	16,601
Core Plus Fixed Income Portfolio - 1.40% series contract	22,558.110	13.902736	313,619
Core Plus Fixed Income Portfolio - 1.25% series contract	633.825	12.219782	7,745
Core Plus Fixed Income Portfolio - 1.00% series contract	1,802.206	12.459257	22,454
Mid Cap Growth Portfolio - 1.80% series contract	294.908	13.540197	3,993
Mid Cap Growth Portfolio - 1.75% series contract	1,029.009	13.586130	13,980
Mid Cap Growth Portfolio - 1.70% series contract	57.053	14.473919	826
Mid Cap Growth Portfolio - 1.65% series contract *	4,503.828	14.537818	65,476
Mid Cap Growth Portfolio - 1.65% series contract	1,060.797	13.692781	14,525
Mid Cap Growth Portfolio - 1.55% series contract	6,541.754	13.799821	90,275
Mid Cap Growth Portfolio - 1.50% series contract	2,348.522	13.860731	32,552
Mid Cap Growth Portfolio - 1.45% series contract	260.505	13.907757	3,623
Mid Cap Growth Portfolio - 1.40% series contract	18,225.094	14.861452	270,851
Mid Cap Growth Portfolio - 1.25% series contract	85,489.618	14.126109	1,207,636
Mid Cap Growth Portfolio - 1.00% series contract	3,160.423	14.403104	45,520
U.S. Real Estate Portfolio - 1.80% series contract	183.345	32.377884	5,936
U.S. Real Estate Portfolio - 1.70% series contract	1,170.546	32.821797	38,419
U.S. Real Estate Portfolio - 1.65% series contract	7,348.939	33.045171	242,847
U.S. Real Estate Portfolio - 1.40% series contract	101,068.130	34.185805	3,455,095
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.75% series contract	3,038.051	13.832133	42,023
Guardian Portfolio - 1.70% series contract	48.450	22.679602	1,099
Guardian Portfolio - 1.65% series contract *	9.317	13.940704	130
Guardian Portfolio - 1.65% series contract	74.370	22.833961	1,698
Guardian Portfolio - 1.55% series contract	3,180.165	14.049708	44,680
Guardian Portfolio - 1.45% series contract	324.617	14.159527	4,596
Guardian Portfolio - 1.40% series contract	48,226.103	23.622160	1,139,205
Guardian Portfolio - 1.25% series contract	57,525.517	14.381861	827,324
Guardian Portfolio - 1.00% series contract	2,123.680	14.663805	31,141
Mid-Cap Growth Portfolio - 1.70% series contract	696.167	9.680716	6,739
Mid-Cap Growth Portfolio - 1.65% series contract	137.854	9.681550	1,335
Mid-Cap Growth Portfolio - 1.40% series contract	20,801.208	9.685726	201,475
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund - 2.00% series contract	1,693.121	13.252067	22,437
Capital Appreciation Fund - 1.80% series contract	2,290.397	13.461218	30,832
Capital Appreciation Fund - 1.75% series contract	4,515.983	13.506851	60,997
Capital Appreciation Fund - 1.70% series contract	827.893	20.771690	17,197
Capital Appreciation Fund - 1.65% series contract *	921.749	20.912992	19,277
Capital Appreciation Fund - 1.65% series contract	7,515.997	13.612814	102,314
Capital Appreciation Fund - 1.55% series contract	24,019.435	13.719253	329,529
Capital Appreciation Fund - 1.50% series contract	5,990.310	13.779785	82,545
Capital Appreciation Fund - 1.45% series contract	3,743.028	13.826464	51,753
Capital Appreciation Fund - 1.40% series contract	38,085.264	21.634890	823,970
Capital Appreciation Fund - 1.25% series contract	340,648.514	14.043582	4,783,925
Capital Appreciation Fund - 1.00% series contract	21,817.812	14.318862	312,406

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

8

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Oppenheimer Variable Account Funds - Service Shares:
Conservative Balanced Fund - 1.75% series contract	9.494	9.671307	92
Conservative Balanced Fund - 1.70% series contract	28.112	14.111291	397
Conservative Balanced Fund - 1.65% series contract *	347.677	9.747183	3,389
Conservative Balanced Fund - 1.65% series contract	7,846.629	14.207273	111,479
Conservative Balanced Fund - 1.55% series contract	177.597	9.823385	1,745
Conservative Balanced Fund - 1.40% series contract	47,557.090	14.697710	698,980
Conservative Balanced Fund - 1.25% series contract	20,027.267	10.055609	201,386
Conservative Balanced Fund - 1.00% series contract	9.363	10.252734	96
Global Fund - 2.00% series contract	8,177.547	12.932653	105,757
Global Fund - 1.95% series contract	4,741.011	12.976844	61,523
Global Fund - 1.80% series contract **	202.551	25.548384	5,175
Global Fund - 1.80% series contract	2,996.191	13.136790	39,360
Global Fund - 1.75% series contract	10,189.166	13.181333	134,307
Global Fund - 1.70% series contract	53.749	25.898637	1,392
Global Fund - 1.65% series contract *	1,355.087	13.284747	18,002
Global Fund - 1.65% series contract	4,130.400	26.074812	107,699
Global Fund - 1.55% series contract	2,678.605	13.388626	35,863
Global Fund - 1.50% series contract	1,028.363	13.447759	13,829
Global Fund - 1.40% series contract	62,986.439	26.974872	1,699,051
Global Fund - 1.25% series contract	132,016.598	13.705162	1,809,309
Global Fund - 1.00% series contract	2,552.993	13.973909	35,675
Main Street Fund - 2.00% series contract	14,343.017	14.414368	206,746
Main Street Fund - 1.95% series contract	8,785.360	14.463632	127,068
Main Street Fund - 1.80% series contract	514.662	14.641820	7,536
Main Street Fund - 1.75% series contract	14,974.835	14.691457	220,002
Main Street Fund - 1.70% series contract	935.257	17.132509	16,023
Main Street Fund - 1.65% series contract *	744.344	17.229144	12,824
Main Street Fund - 1.65% series contract	249.558	14.806789	3,695
Main Street Fund - 1.55% series contract	4,813.839	14.922538	71,835
Main Street Fund - 1.50% series contract	825.788	14.988340	12,377
Main Street Fund - 1.45% series contract	261.796	15.039216	3,937
Main Street Fund - 1.40% series contract	83,883.463	17.720773	1,486,480
Main Street Fund - 1.25% series contract	127,778.198	15.275269	1,951,846
Main Street Fund - 1.00% series contract	2,340.393	15.574695	36,451
Main Street Small Cap Fund - 1.80% series contract	2,582.524	16.385947	42,317
Main Street Small Cap Fund - 1.75% series contract	1,435.592	16.441542	23,603
Main Street Small Cap Fund - 1.70% series contract	387.748	28.707546	11,131
Main Street Small Cap Fund - 1.65% series contract *	508.512	16.570532	8,426
Main Street Small Cap Fund - 1.65% series contract	1,329.527	28.902863	38,427
Main Street Small Cap Fund - 1.55% series contract	3,304.134	16.700075	55,179
Main Street Small Cap Fund - 1.50% series contract	1,650.441	16.773789	27,684
Main Street Small Cap Fund - 1.45% series contract	242.035	16.830693	4,074
Main Street Small Cap Fund - 1.40% series contract	79,387.815	29.900493	2,373,735
Main Street Small Cap Fund - 1.25% series contract	87,215.612	17.094941	1,490,946
Main Street Small Cap Fund - 1.00% series contract	1,112.571	17.430086	19,392

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

9

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	16,351.453	13.166265	215,288
High Yield Portfolio - 1.95% series contract	8,053.962	13.211217	106,403
High Yield Portfolio - 1.80% series contract	2,630.475	13.373979	35,180
High Yield Portfolio - 1.75% series contract	17,640.935	13.419330	236,730
High Yield Portfolio - 1.70% series contract	228.870	21.613143	4,947
High Yield Portfolio - 1.65% series contract *	2,631.236	21.760193	57,256
High Yield Portfolio - 1.65% series contract	6,776.137	13.524556	91,644
High Yield Portfolio - 1.55% series contract	11,523.813	13.630317	157,073
High Yield Portfolio - 1.50% series contract	3,480.687	13.690397	47,652
High Yield Portfolio - 1.45% series contract	694.303	13.736829	9,538
High Yield Portfolio - 1.40% series contract	28,946.612	22.511185	651,623
High Yield Portfolio - 1.25% series contract	176,790.718	13.952437	2,466,661
High Yield Portfolio - 1.00% series contract	5,519.596	14.225885	78,521
Real Return Portfolio - 2.00% series contract	5,888.297	10.927424	64,344
Real Return Portfolio - 1.95% series contract	287.257	10.964741	3,150
Real Return Portfolio - 1.80% series contract	2,391.331	11.099790	26,543
Real Return Portfolio - 1.75% series contract	13,877.320	11.137435	154,558
Real Return Portfolio - 1.70% series contract	374.010	15.161946	5,671
Real Return Portfolio - 1.65% series contract *	8,483.786	11.224833	95,229
Real Return Portfolio - 1.65% series contract	17,953.586	15.265102	274,063
Real Return Portfolio - 1.55% series contract	30,193.142	11.312542	341,561
Real Return Portfolio - 1.50% series contract	4,113.716	11.362456	46,742
Real Return Portfolio - 1.45% series contract	1,113.044	11.400996	12,690
Real Return Portfolio - 1.40% series contract	89,943.404	15.791932	1,420,380
Real Return Portfolio - 1.25% series contract	300,860.243	11.579922	3,483,938
Real Return Portfolio - 1.00% series contract	20,944.899	11.806870	247,294
Total Return Portfolio - 2.00% series contract	38,912.560	12.460091	484,854
Total Return Portfolio - 1.95% series contract	18,437.016	12.502672	230,512
Total Return Portfolio - 1.80% series contract	6,607.317	12.656668	83,627
Total Return Portfolio - 1.75% series contract	50,310.489	12.699611	638,924
Total Return Portfolio - 1.70% series contract	702.476	16.089829	11,303
Total Return Portfolio - 1.65% series contract *	7,175.627	16.199320	116,240
Total Return Portfolio - 1.65% series contract	21,764.371	12.799194	278,566
Total Return Portfolio - 1.55% series contract	45,715.695	12.899257	589,698
Total Return Portfolio - 1.50% series contract	12,625.695	12.956155	163,580
Total Return Portfolio - 1.45% series contract	7,323.141	13.000089	95,201
Total Return Portfolio - 1.40% series contract	131,876.308	16.758359	2,210,031
Total Return Portfolio - 1.25% series contract	731,948.571	13.204061	9,664,694
Total Return Portfolio - 1.00% series contract	36,729.823	13.462857	494,488
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund - 1.70% series contract	519.731	16.199130	8,419
Guggenheim U.S. Long Short Equity Fund - 1.65% series contract	876.499	16.309328	14,295
Guggenheim U.S. Long Short Equity Fund - 1.40% series contract	37,642.929	16.872272	635,122
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	16,536.463	11.946649	197,555
2015 ETF Fund - 1.70% series contract	46.396	11.443406	531
2015 ETF Fund - 1.65% series contract *	9.489	12.040363	114
2015 ETF Fund - 1.65% series contract	330.713	11.493877	3,801
2015 ETF Fund - 1.55% series contract	9.887	12.134501	120
2015 ETF Fund - 1.40% series contract	12,427.139	11.749683	146,015
2015 ETF Fund - 1.25% series contract	2,285.573	12.421279	28,390
2015 ETF Fund - 1.00% series contract	9.355	12.664797	118
2025 ETF Fund - 1.75% series contract	910.266	11.551125	10,515
2025 ETF Fund - 1.70% series contract	132.099	10.932028	1,444
2025 ETF Fund - 1.65% series contract *	8.078	10.980281	89
2025 ETF Fund - 1.65% series contract	9.468	11.641753	110
2025 ETF Fund - 1.55% series contract	5,279.221	11.732769	61,940
2025 ETF Fund - 1.50% series contract	98.439	11.784544	1,160
2025 ETF Fund - 1.40% series contract	20,187.138	11.224651	226,594
2025 ETF Fund - 1.25% series contract	37,826.446	12.010061	454,298
2025 ETF Fund - 1.00% series contract	1,315.365	12.245510	16,107
2035 ETF Fund - 1.75% series contract	9.448	11.275462	107
2035 ETF Fund - 1.70% series contract	10,455.249	10.439189	109,144
2035 ETF Fund - 1.65% series contract *	9.450	11.363983	107
2035 ETF Fund - 1.65% series contract	17.504	10.485271	184
2035 ETF Fund - 1.55% series contract	9.846	11.452778	113
2035 ETF Fund - 1.40% series contract	16,741.951	10.718653	179,451
2035 ETF Fund - 1.25% series contract	20,519.626	11.723513	240,562
2035 ETF Fund - 1.00% series contract	985.283	11.953327	11,777

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

10

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$14,263	$7,841	$6,422	$(254)	$0	$(756)	$(1,010)	$5,412
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	0	25,939	(25,939)	17,992	119,760	(104,191)	33,561	7,622
American Century Variable Portfolios - Class II:
Large Company Value Fund	58,622	56,557	2,065	113,468	6,829	(363,129)	(242,832)	(240,767)
Mid Cap Value Fund	51,033	45,270	5,763	84,393	147,613	(343,534)	(111,528)	(105,765)
Ultra Fund	865	2,999	(2,134)	53,410	28,573	(62,607)	19,376	17,242
Calamos Advisors Trust:
Growth and Income Portfolio	55,604	27,331	28,273	10,757	78,527	(121,095)	(31,811)	(3,538)
Davis Variable Account Fund, Inc.:
Value Portfolio	57,271	95,422	(38,151)	57,243	1,105,203	(1,092,437)	70,009	31,858
Deutsche Variable Series II - Class A:
Global Growth VIP	1,125	1,756	(631)	1,192	0	(4,161)	(2,969)	(3,600)
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	0	4,295	(4,295)	12,778	28,418	(50,176)	(8,980)	(13,275)
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	13,796	22,363	(8,567)	116,894	222,502	(406,757)	(67,361)	(75,928)
Stock Index Fund, Inc.	330,403	289,182	41,221	983,618	582,236	(1,708,085)	(142,231)	(101,010)
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	0	7,273	(7,273)	59,558	54,476	(81,216)	32,818	25,545
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	752	2,445	(1,693)	27,010	26,825	(56,652)	(2,817)	(4,510)
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	4	31,779	(31,775)	0	0	0	0	(31,775)
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	11,024	10,894	130	37,609	36,273	(103,991)	(30,109)	(29,979)
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	185,951	182,076	3,875	665,771	347,917	(1,497,048)	(483,360)	(479,485)
Ibbotson Conservative ETF Asset Allocation Portfolio	41,108	45,800	(4,692)	(776)	84,021	(162,922)	(79,677)	(84,369)
Ibbotson Growth ETF Asset Allocation Portfolio	302,514	328,939	(26,425)	1,049,669	347,941	(2,257,110)	(859,500)	(885,925)
Ibbotson Income and Growth ETF Asset Allocation Portfolio	105,706	98,052	7,654	171,199	263,801	(650,323)	(215,323)	(207,669)
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	7,291	15,112	(7,821)	20,800	167,657	(283,756)	(95,299)	(103,120)
Franklin U.S. Government Securities VIP Fund	45,063	24,108	20,955	(10,557)	0	(25,966)	(36,523)	(15,568)
Mutual Global Discovery VIP Fund	56,735	31,311	25,424	28,142	114,189	(276,258)	(133,927)	(108,503)
Mutual Shares VIP Fund	53,435	22,623	30,812	48,010	117,900	(302,672)	(136,762)	(105,950)
Templeton Foreign VIP Fund	94,877	48,425	46,452	7,754	96,905	(445,507)	(340,848)	(294,396)
Templeton Global Bond VIP Fund	298,496	48,403	250,093	(116,374)	19,387	(362,835)	(459,822)	(209,729)
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	13,760	62,076	(48,316)	375,580	540,896	(1,335,855)	(419,379)	(467,695)
Comstock Fund	106,256	85,684	20,572	400,254	15,045	(883,482)	(468,183)	(447,611)
Core Equity Fund	5,352	6,838	(1,486)	10,935	48,945	(92,514)	(32,634)	(34,120)
Diversified Dividend Fund	7,305	5,644	1,661	66,667	0	(67,308)	(641)	1,020
Global Health Care Fund	0	20,015	(20,015)	197,249	112,920	(248,327)	61,842	41,827
Small Cap Equity Fund	0	40,913	(40,913)	71,423	611,937	(856,557)	(173,197)	(214,110)

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*) Period from November 4, 2015 (commencement of operations) to December 31, 2015.

(**) Period from January 1, 2015 to November 6, 2015 (fund termination date).

11

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2015

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	$128,143	$48,978	$79,165	$92,535	$0	$(292,521)	$(199,986)	$(120,821)
Government Securities Fund	12,796	9,017	3,779	(8,030)	0	(4,704)	(12,734)	(8,955)
International Growth Fund	38,568	43,898	(5,330)	102,358	0	(227,466)	(125,108)	(130,438)
Mid Cap Core Equity Fund	2,045	26,720	(24,675)	21,670	186,649	(295,919)	(87,600)	(112,275)
Mid Cap Growth Fund	0	62,000	(62,000)	93,391	364,094	(409,549)	47,936	(14,064)
Utilities Fund	14,798	19,178	(4,380)	78,345	456,930	(579,017)	(43,742)	(48,122)
Janus Aspen Series - Service Shares:
Balanced Portfolio	142,617	122,178	20,439	102,324	254,686	(465,711)	(108,701)	(88,262)
Enterprise Portfolio	25,644	44,239	(18,595)	154,343	360,879	(434,789)	80,433	61,838
Global Research Portfolio	747	2,033	(1,286)	1,924	0	(5,981)	(4,057)	(5,343)
Janus Portfolio	18,704	57,167	(38,463)	151,739	763,400	(744,805)	170,334	131,871
Overseas Portfolio	43,833	113,277	(69,444)	(76,965)	251,315	(922,545)	(748,195)	(817,639)
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	19,938	8,803	11,135	7,504	0	(30,768)	(23,264)	(12,129)
Mid Cap Growth Portfolio	0	24,912	(24,912)	(12,674)	315,180	(409,693)	(107,187)	(132,099)
U.S. Real Estate Portfolio	51,199	55,057	(3,858)	178,587	0	(147,805)	30,782	26,924
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	10,143	31,029	(20,886)	84,274	563,800	(776,860)	(128,786)	(149,672)
Mid-Cap Growth Portfolio (*)	0	455	(455)	(4)	0	(9,203)	(9,207)	(9,662)
Small-Cap Growth Portfolio (**)	0	2,690	(2,690)	26,684	32,449	(58,800)	333	(2,357)
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	0	86,944	(86,944)	229,346	1,187,437	(1,202,757)	214,026	127,082
Conservative Balanced Fund	22,296	15,537	6,759	22,448	0	(36,598)	(14,150)	(7,391)
Global Fund	43,948	57,481	(13,533)	160,128	270,733	(336,836)	94,025	80,492
Main Street Fund	21,766	52,399	(30,633)	173,822	509,179	(592,434)	90,567	59,934
Main Street Small Cap Fund	29,190	61,603	(32,413)	319,645	676,108	(1,296,031)	(300,278)	(332,691)
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	231,799	61,874	169,925	28,248	66,487	(396,463)	(301,728)	(131,803)
Real Return Portfolio	265,041	86,805	178,236	(12,426)	0	(426,359)	(438,785)	(260,549)
Total Return Portfolio	763,730	209,041	554,689	(11,269)	161,102	(849,686)	(699,853)	(145,164)
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	0	10,628	(10,628)	18,738	0	(8,292)	10,446	(182)
Wilshire Variable Insurance Trust:				`
2015 ETF Fund	8,378	6,875	1,503	48,427	25,175	(87,462)	(13,860)	(12,357)
2025 ETF Fund	14,427	11,661	2,766	25,436	30,231	(91,744)	(36,077)	(33,311)
2035 ETF Fund	9,332	7,430	1,902	6,511	15,789	(45,381)	(23,081)	(21,179)

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*) Period from November 4, 2015 (commencement of operations) to December 31, 2015.

(**) Period from January 1, 2015 to November 6, 2015 (fund termination date).

12

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2015

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$6,422	$(254)	$0	$(756)	$5,412	$68,240	$33,300	$275	$35,215	$40,627	$575,275	$615,902
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	(25,939)	17,992	119,760	(104,191)	7,622	161,077	204,423	63,135	19,789	27,411	1,801,375	1,828,786
American Century Variable Portfolios - Class II:
Large Company Value Fund	2,065	113,468	6,829	(363,129)	(240,767)	731,091	275,303	41,782	497,570	256,803	4,129,146	4,385,949
Mid Cap Value Fund	5,763	84,393	147,613	(343,534)	(105,765)	624,443	215,188	20,454	429,709	323,944	3,192,823	3,516,767
Ultra Fund	(2,134)	53,410	28,573	(62,607)	17,242	3,968	73,503	(84,689)	(154,224)	(136,982)	256,917	119,935
Calamos Advisors Trust:
Growth and Income Portfolio	28,273	10,757	78,527	(121,095)	(3,538)	151,922	190,619	(93,149)	(131,846)	(135,384)	2,097,753	1,962,369
Davis Variable Account Fund, Inc.:
Value Portfolio	(38,151)	57,243	1,105,203	(1,092,437)	31,858	539,025	605,027	(314,862)	(380,864)	(349,006)	7,347,942	6,998,936
Deutsche Variable Series II - Class A:
Global Growth VIP	(631)	1,192	0	(4,161)	(3,600)	29,347	3,421	4,693	30,619	27,019	116,166	143,185
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	(4,295)	12,778	28,418	(50,176)	(13,275)	49,128	15,120	(15,863)	18,145	4,870	322,384	327,254
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(8,567)	116,894	222,502	(406,757)	(75,928)	103,322	242,461	(30,431)	(169,570)	(245,498)	1,724,671	1,479,173
Stock Index Fund, Inc.	41,221	983,618	582,236	(1,708,085)	(101,010)	1,472,059	1,573,889	(253,903)	(355,733)	(456,743)	21,311,512	20,854,769
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(7,273)	59,558	54,476	(81,216)	25,545	22,221	82,284	6,144	(53,919)	(28,374)	515,147	486,773
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(1,693)	27,010	26,825	(56,652)	(4,510)	18,761	2,870	(54,714)	(38,823)	(43,333)	226,406	183,073
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	(31,775)	0	0	0	(31,775)	584,439	382,815	29,445	231,069	199,294	2,063,667	2,262,961
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	130	37,609	36,273	(103,991)	(29,979)	30,235	46,932	(30,472)	(47,169)	(77,148)	800,399	723,251
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	3,875	665,771	347,917	(1,497,048)	(479,485)	1,035,259	1,796,924	(347,467)	(1,109,132)	(1,588,617)	14,259,488	12,670,871
Ibbotson Conservative ETF Asset Allocation Portfolio	(4,692)	(776)	84,021	(162,922)	(84,369)	128,362	340,364	106,675	(105,327)	(189,696)	3,553,200	3,363,504
Ibbotson Growth ETF Asset Allocation Portfolio	(26,425)	1,049,669	347,941	(2,257,110)	(885,925)	1,706,376	2,902,782	(248,647)	(1,445,053)	(2,330,978)	25,265,514	22,934,536
Ibbotson Income and Growth ETF Asset Allocation Portfolio	7,654	171,199	263,801	(650,323)	(207,669)	614,979	656,768	(25,488)	(67,277)	(274,946)	7,109,813	6,834,867
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	(7,821)	20,800	167,657	(283,756)	(103,120)	131,164	68,610	17,798	80,352	(22,768)	1,183,897	1,161,129
Franklin U.S. Government Securities VIP Fund	20,955	(10,557)	0	(25,966)	(15,568)	160,555	135,757	35,239	60,037	44,469	1,838,883	1,883,352
Mutual Global Discovery VIP Fund	25,424	28,142	114,189	(276,258)	(108,503)	307,830	103,341	(623,087)	(418,598)	(527,101)	2,516,770	1,989,669
Mutual Shares VIP Fund	30,812	48,010	117,900	(302,672)	(105,950)	164,987	150,252	(67,913)	(53,178)	(159,128)	1,766,155	1,607,027
Templeton Foreign VIP Fund	46,452	7,754	96,905	(445,507)	(294,396)	532,140	224,694	893,460	1,200,906	906,510	2,764,679	3,671,189
Templeton Global Bond VIP Fund	250,093	(116,374)	19,387	(362,835)	(209,729)	439,422	257,053	(206,141)	(23,772)	(233,501)	3,772,440	3,538,939

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*) Period from November 4, 2015 (commencement of operations) to December 31, 2015.

(**) Period from January 1, 2015 to November 6, 2015 (fund termination date).

13

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2015

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	$(48,316)	$375,580	$540,896	$(1,335,855)	$(467,695)	$343,421	418,545	(91,466)	$(166,590)	$(634,285)	$4,671,293	$4,037,008
Comstock Fund	20,572	400,254	15,045	(883,482)	(447,611)	472,164	475,006	(737,616)	(740,458)	(1,188,069)	6,431,745	5,243,676
Core Equity Fund	(1,486)	10,935	48,945	(92,514)	(34,120)	18,110	21,980	(531)	(4,401)	(38,521)	477,369	438,848
Diversified Dividend Fund	1,661	66,667	0	(67,308)	1,020	20,204	70,890	30,176	(20,510)	(19,490)	386,220	366,730
Global Health Care Fund	(20,015)	197,249	112,920	(248,327)	41,827	50,463	279,835	48,181	(181,191)	(139,364)	1,415,643	1,276,279
Small Cap Equity Fund	(40,913)	71,423	611,937	(856,557)	(214,110)	453,760	304,722	(109,538)	39,500	(174,610)	3,040,232	2,865,622
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	79,165	92,535	0	(292,521)	(120,821)	537,789	254,082	(112,426)	171,281	50,460	3,627,645	3,678,105
Government Securities Fund	3,779	(8,030)	0	(4,704)	(8,955)	20,512	35,101	(15,094)	(29,683)	(38,638)	600,397	561,759
International Growth Fund	(5,330)	102,358	0	(227,466)	(130,438)	327,193	180,907	(261,531)	(115,245)	(245,683)	3,242,310	2,996,627
Mid Cap Core Equity Fund	(24,675)	21,670	186,649	(295,919)	(112,275)	179,959	115,420	26,254	90,793	(21,482)	1,995,595	1,974,113
Mid Cap Growth Fund	(62,000)	93,391	364,094	(409,549)	(14,064)	392,801	332,950	(250)	59,601	45,537	4,512,149	4,557,686
Utilities Fund	(4,380)	78,345	456,930	(579,017)	(48,122)	76,672	232,174	(28,436)	(183,938)	(232,060)	1,464,679	1,232,619
Janus Aspen Series - Service Shares:
Balanced Portfolio	20,439	102,324	254,686	(465,711)	(88,262)	716,479	702,526	346,689	360,642	272,380	8,599,942	8,872,322
Enterprise Portfolio	(18,595)	154,343	360,879	(434,789)	61,838	595,062	296,170	100,285	399,177	461,015	2,957,491	3,418,506
Global Research Portfolio	(1,286)	1,924	0	(5,981)	(5,343)	3,727	6,213	(10,565)	(13,051)	(18,394)	142,475	124,081
Janus Portfolio	(38,463)	151,739	763,400	(744,805)	131,871	310,048	271,810	(299,285)	(261,047)	(129,176)	3,951,507	3,822,331
Overseas Portfolio	(69,444)	(76,965)	251,315	(922,545)	(817,639)	931,315	658,094	213,411	486,632	(331,007)	8,441,035	8,110,028
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	11,135	7,504	0	(30,768)	(12,129)	20,990	73,850	(1,365)	(54,225)	(66,354)	616,825	550,471
Mid Cap Growth Portfolio	(24,912)	(12,674)	315,180	(409,693)	(132,099)	148,975	137,003	(55,071)	(43,099)	(175,198)	1,924,455	1,749,257
U.S. Real Estate Portfolio	(3,858)	178,587	0	(147,805)	26,924	199,198	477,867	16,039	(262,630)	(235,706)	3,978,003	3,742,297
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(20,886)	84,274	563,800	(776,860)	(149,672)	117,162	268,547	(75,929)	(227,314)	(376,986)	2,468,882	2,091,896
Mid-Cap Growth Portfolio (*)	(455)	(4)	0	(9,203)	(9,662)	1,255	0	217,956	219,211	209,549	0	209,549
Small-Cap Growth Portfolio (**)	(2,690)	26,684	32,449	(58,800)	(2,357)	17,488	8,019	(227,599)	(218,130)	(220,487)	220,487	0
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	(86,944)	229,346	1,187,437	(1,202,757)	127,082	579,197	463,025	(15,142)	101,030	228,112	6,409,070	6,637,182
Conservative Balanced Fund	6,759	22,448	0	(36,598)	(7,391)	67,935	178,890	(14,002)	(124,957)	(132,348)	1,149,912	1,017,564
Global Fund	(13,533)	160,128	270,733	(336,836)	80,492	456,710	280,475	18,858	195,093	275,585	3,791,357	4,066,942
Main Street Fund	(30,633)	173,822	509,179	(592,434)	59,934	247,026	376,314	859,299	730,011	789,945	3,366,875	4,156,820
Main Street Small Cap Fund	(32,413)	319,645	676,108	(1,296,031)	(332,691)	386,708	468,473	(197,534)	(279,299)	(611,990)	4,706,904	4,094,914
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	169,925	28,248	66,487	(396,463)	(131,803)	524,251	421,447	(112,709)	(9,905)	(141,708)	4,300,224	4,158,516
Real Return Portfolio	178,236	(12,426)	0	(426,359)	(260,549)	686,123	441,841	(254,744)	(10,462)	(271,011)	6,447,174	6,176,163
Total Return Portfolio	554,689	(11,269)	161,102	(849,686)	(145,164)	1,673,191	1,121,601	(366,367)	185,223	40,059	15,021,659	15,061,718
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	(10,628)	18,738	0	(8,292)	(182)	45,943	159,244	(2,208)	(115,509)	(115,691)	773,527	657,836
Wilshire Variable Insurance Trust:
2015 ETF Fund	1,503	48,427	25,175	(87,462)	(12,357)	11,307	97,582	(35,717)	(121,992)	(134,349)	510,993	376,644
2025 ETF Fund	2,766	25,436	30,231	(91,744)	(33,311)	124,116	138,836	1,562	(13,158)	(46,469)	818,726	772,257
2035 ETF Fund	1,902	6,511	15,789	(45,381)	(21,179)	58,838	23,315	38,881	74,404	53,225	488,220	541,445
The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*) Period from November 4, 2015 (commencement of operations) to December 31, 2015.

(**) Period from January 1, 2015 to November 6, 2015 (fund termination date).

14

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2014

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	$13,007	$6,817	$0	$(67,004)	$(47,180)	$63,747	$19,900	$(18,769)	$25,078	$(22,102)	$597,377	$575,275
American Century Variable Portfolios - Class I:
Capital Appreciation Fund (*)	(16,317)	4,721	0	171,773	160,177	89,990	72,616	1,623,824	1,641,198	1,801,375	0	1,801,375
Vista Fund (**)	(7,429)	380,060	182,110	(603,955)	(49,214)	38,914	12,871	(1,649,669)	(1,623,626)	(1,672,840)	1,672,840	0
American Century Variable Portfolios - Class II:
Large Company Value Fund	(213)	62,041	0	330,988	392,816	692,542	145,035	89,624	637,131	1,029,947	3,099,199	4,129,146
Mid Cap Value Fund	(8,227)	117,466	169,873	106,753	385,865	589,970	280,009	133,331	443,292	829,157	2,363,666	3,192,823
Ultra Fund	(2,507)	33,735	0	(16,436)	14,792	4,422	43,220	75,721	36,923	51,715	205,202	256,917
Calamos Advisors Trust:
Growth and Income Portfolio	(7,164)	52,686	195,805	(134,779)	106,548	145,445	153,475	(58,891)	(66,921)	39,627	2,058,126	2,097,753
Davis Variable Account Fund, Inc.:
Value Portfolio	(25,261)	184,744	1,480,728	(1,308,000)	332,211	612,327	486,213	(185,965)	(59,851)	272,360	7,075,582	7,347,942
Deutsche Variable Series II - Class A:
Global Growth VIP	(296)	1,186	0	(2,256)	(1,366)	27,990	613	(3,520)	23,857	22,491	93,675	116,166
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	(2,758)	24,164	1,553	(11,782)	11,177	58,616	20,310	(17,400)	20,906	32,083	290,301	322,384
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(8,721)	67,383	109,504	9,166	177,332	105,755	98,897	45,709	52,567	229,899	1,494,772	1,724,671
Stock Index Fund, Inc.	26,619	694,816	227,574	1,230,169	2,179,178	1,545,220	1,348,984	(99,787)	96,449	2,275,627	19,035,885	21,311,512
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(7,221)	69,216	26,882	(61,154)	27,723	24,751	91,118	6,652	(59,715)	(31,992)	547,139	515,147
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(962)	39,687	1,010	(25,002)	14,733	16,478	16,331	32,465	32,612	47,345	179,061	226,406
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	(35,327)	0	0	0	(35,327)	464,669	523,517	(462,538)	(521,386)	(556,713)	2,620,380	2,063,667
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	1,148	36,466	20,509	(9,199)	48,924	34,840	95,098	(6,023)	(66,281)	(17,357)	817,756	800,399
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(26,473)	439,025	213,160	(182,855)	442,857	1,037,727	1,112,468	(80,489)	(155,230)	287,627	13,971,861	14,259,488
Ibbotson Conservative ETF Asset Allocation Portfolio	(14,073)	53,760	53,026	(35,095)	57,618	166,178	889,027	(6,131)	(728,980)	(671,362)	4,224,562	3,553,200
Ibbotson Growth ETF Asset Allocation Portfolio	(98,039)	1,683,466	54,641	(814,516)	825,552	2,021,782	4,140,518	(161,855)	(2,280,591)	(1,455,039)	26,720,553	25,265,514
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(23,382)	501,880	118,455	(446,166)	150,787	544,975	1,330,845	(156,211)	(942,081)	(791,294)	7,901,107	7,109,813
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value VIP Fund	(7,815)	44,227	80,004	(123,941)	(7,525)	228,649	17,829	(40,310)	170,510	162,985	1,020,912	1,183,897
Franklin U.S. Government Securities VIP Fund	26,289	(18,600)	0	31,074	38,763	234,344	89,701	(323,377)	(178,734)	(139,971)	1,978,854	1,838,883
Mutual Global Discovery VIP Fund	19,887	68,934	158,398	(135,777)	111,442	438,078	55,030	(282,077)	100,971	212,413	2,304,357	2,516,770
Mutual Shares VIP Fund	5,551	704,887	11,481	(518,982)	202,937	302,844	126,024	(2,037,178)	(1,860,358)	(1,657,421)	3,423,576	1,766,155
Templeton Foreign VIP Fund	9,128	44,964	0	(327,593)	(273,501)	412,590	141,680	790,255	1,061,165	787,664	1,977,015	2,764,679
Templeton Global Bond VIP Fund	138,575	(14,019)	0	(113,683)	10,873	650,713	224,431	255,012	681,294	692,167	3,080,273	3,772,440

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

(**) Period from January 1, 2014 to April 25, 2014 (fund termination date).

15

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2014

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	$(39,751)	$189,531	$361,343	$(165,032)	$346,091	$407,280	$305,575	53,716	$155,421	$501,512	$4,169,781	$4,671,293
Comstock Fund	1,477	145,893	0	261,491	408,861	505,794	358,904	1,300,843	1,447,733	1,856,594	4,575,151	6,431,745
Core Equity Fund	(2,633)	7,628	2,254	20,798	28,047	16,734	11,207	15,482	21,009	49,056	428,313	477,369
Diversified Dividend Fund	996	14,614	0	23,981	39,591	20,668	44,128	35,131	11,671	51,262	334,958	386,220
Global Health Care Fund	(19,755)	82,414	53,869	112,595	229,123	54,340	216,825	7,085	(155,400)	73,723	1,341,920	1,415,643
Small Cap Equity Fund	(40,488)	378,155	254,600	(574,985)	17,282	463,169	188,843	(500,935)	(226,609)	(209,327)	3,249,559	3,040,232
Invesco Variable Insurance Funds - Series II Shares:
Global Real Estate Fund	6,247	26,119	0	345,940	378,306	588,033	130,536	12,287	469,784	848,090	2,779,555	3,627,645
Government Securities Fund	11,911	(21,925)	0	25,403	15,389	24,756	72,756	(6,710)	(54,710)	(39,321)	639,718	600,397
International Growth Fund	8,477	47,864	0	(131,307)	(74,966)	428,802	131,144	1,321,419	1,619,077	1,544,111	1,698,199	3,242,310
Mid Cap Core Equity Fund	(29,927)	80,621	247,827	(239,832)	58,689	311,053	79,307	(317,153)	(85,407)	(26,718)	2,022,313	1,995,595
Mid Cap Growth Fund	(57,237)	97,892	0	224,483	265,138	384,162	207,821	(144,541)	31,800	296,938	4,215,211	4,512,149
Utilities Fund	17,952	26,338	70,481	140,542	255,313	85,631	353,391	21,279	(246,481)	8,832	1,455,847	1,464,679
Janus Aspen Series - Service Shares:
Balanced Portfolio	9,426	198,825	214,241	135,582	558,074	806,252	702,775	286,925	390,402	948,476	7,651,466	8,599,942
Enterprise Portfolio	(35,340)	156,428	193,685	(32,998)	281,775	525,647	97,716	(114,761)	313,170	594,945	2,362,546	2,957,491
Global Research Portfolio	(663)	3,566	0	4,944	7,847	4,538	15,894	(5,349)	(16,705)	(8,858)	151,333	142,475
Janus Portfolio	(44,268)	152,415	257,266	30,591	396,004	400,977	263,937	(22,766)	114,274	510,278	3,441,229	3,951,507
Overseas Portfolio	419,898	172,653	670,076	(2,539,054)	(1,276,427)	1,072,565	608,826	(131,277)	332,462	(943,965)	9,385,000	8,441,035
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	9,989	4,750	0	22,493	37,232	20,898	16,138	(27,052)	(22,292)	14,940	601,885	616,825
Mid Cap Growth Portfolio	(24,664)	33,255	247,863	(240,085)	16,369	285,767	146,514	(43,001)	96,252	112,621	1,811,834	1,924,455
U.S. Real Estate Portfolio	(183)	98,353	0	780,012	878,182	199,308	301,435	(5,554)	(107,681)	770,501	3,207,502	3,978,003
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(26,448)	122,485	388,175	(308,479)	175,733	232,115	140,765	(100,622)	(9,272)	166,461	2,302,421	2,468,882
Small-Cap Growth Portfolio	(2,881)	5,970	18,871	(16,981)	4,979	14,051	1,552	(612)	11,887	16,866	203,621	220,487
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	(64,404)	144,399	139,680	533,991	753,666	694,713	293,739	11,998	412,972	1,166,638	5,242,432	6,409,070
Capital Income Fund	4,412	(2,498)	0	69,082	70,996	60,338	80,199	(11,756)	(31,617)	39,379	1,110,533	1,149,912
Global Fund	(20,623)	135,005	166,895	(260,224)	21,053	353,797	278,419	(17,108)	58,270	79,323	3,712,034	3,791,357
Main Street Fund	(29,009)	231,997	66,105	9,055	278,148	193,618	337,404	29,561	(114,225)	163,923	3,202,952	3,366,875
Main Street Small Cap Fund	(33,308)	444,989	658,071	(619,237)	450,515	366,360	557,406	314,575	123,529	574,044	4,132,860	4,706,904
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	162,625	15,694	0	(103,418)	74,901	525,826	262,605	(112,803)	150,418	225,319	4,074,905	4,300,224
Real Return Portfolio	4,130	27,587	0	86,317	118,034	747,916	601,611	(431,143)	(284,838)	(166,804)	6,613,978	6,447,174
Total Return Portfolio	122,947	27,764	0	257,507	408,218	1,874,939	1,073,508	(330,598)	470,833	879,051	14,142,608	15,021,659
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	(10,750)	(3,131)	0	23,600	9,719	47,393	85,564	(157)	(38,328)	(28,609)	802,136	773,527
Wilshire Variable Insurance Trust:
2015 ETF Fund	816	18,365	13,583	(15,108)	17,656	5,066	44,467	168,476	129,075	146,731	364,262	510,993
2025 ETF Fund	(996)	29,699	6,830	(9,439)	26,094	112,542	86,588	15,391	41,345	67,439	751,287	818,726
2035 ETF Fund	(755)	13,298	1,928	3,369	17,840	68,890	24,538	901	45,253	63,093	425,127	488,220

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

(**) Period from January 1, 2014 to April 25, 2014 (fund termination date).

16

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2015 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AB Variable Products Series Fund, Inc. – Class B Shares:

•	International Value Portfolio

American Century Variable Portfolios – Class I:

•	Capital Appreciation Fund

American Century Variable Portfolios – Class II:

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Deutsche Variable Series II – Class A:

•	Global Growth VIP

Deutsche Variable Series II – Class B:

•	Small Mid Cap Value VIP

Dreyfus Funds – Service Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolios – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolios – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Money Market Portfolio

Dreyfus Variable Investment Funds – Service Shares:

•	Appreciation Portfolio

Financial Investors Variable Insurance Trust – Class II:

•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

17

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(1)	ORGANIZATION—Continued

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Franklin Small Cap Value VIP Fund

•	Franklin U.S. Government Securities VIP Fund

•	Mutual Global Discovery VIP Fund

•	Mutual Shares VIP Fund

•	Templeton Foreign VIP Fund

•	Templeton Global Bond VIP Fund

Invesco Variable Insurance Funds – Series I Shares:

•	American Value Fund

•	Comstock Fund

•	Core Equity Fund

•	Diversified Dividend Fund

•	Global Health Care Fund

•	Small Cap Equity Fund

Invesco Variable Insurance Funds – Series II Shares:

•	Global Real Estate Fund

•	Government Securities Fund

•	International Growth Fund

•	Mid Cap Core Equity Fund

•	Mid Cap Growth Fund

•	Utilities Fund

Janus Aspen Series – Service Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Global Research Portfolio

•	Janus Portfolio

•	Overseas Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	Mid Cap Growth Portfolio

•	U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust – Class S:

•	Guardian Portfolio

•	Mid-Cap Growth Portfolio

Oppenheimer Variable Account Funds – Service Shares:

•	Capital Appreciation Fund

•	Conservative Balanced Fund

•	Global Fund

•	Main Street Fund

•	Main Street Small Cap Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	High Yield Portfolio

•	Real Return Portfolio

•	Total Return Portfolio

Rydex Variable Trust:

•	Guggenheim U.S. Long Short Equity Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

18

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(1)	ORGANIZATION—Continued

On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. – Class B Shares International Value Portfolio changed its name to AB Variable Products Series Fund, Inc. – Class B International Value Portfolio.

On November 6, 2015, Neuberger Berman Advisers Management Trust – Class S Small Cap Growth Portfolio was acquired by Neuberger Berman Advisers Management Trust – Class S Mid-Cap Growth Portfolio.

On April 30, 2015, Oppenheimer Variable Account Funds – Service Shares Capital Income Fund changed its name to Oppenheimer Variable Account Funds – Service Shares Conservative Balanced Fund.

On April 25, 2014, the American Century Variable Portfolios – Class I Vista Fund was acquired by the American Century Variable Portfolios – Class I Capital Appreciation Fund.

On August 11, 2014, DWS Variable Series II -Class A- Global Growth VIP name changed to Deutsche Variable Series II -Class A- Global Growth VIP.

On August 11, 2014, DWS Variable Series II – Class B- Small Mid Cap Value VIP name changed to Deutsche Variable Series II—Class B- Small Mid Cap Value VIP.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Franklin Small Cap Value Securities Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Franklin Small Cap Value VIP Fund.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Franklin U.S. Government Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Franklin U.S. Government Securities VIP Fund.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Mutual Global Discovery Securities Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Mutual Global Discovery VIP Fund.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Mutual Shares Securities Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Mutual Shares VIP Fund.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Templeton Foreign Securities Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Templeton Foreign VIP Fund.

On May 1, 2014, Franklin Templeton Variable Insurance Products Trust – Class 2 – Templeton Global Bond Securities Fund’s name changed to Franklin Templeton Variable Insurance Products Trust – Class 2 – Templeton Global Bond Variable Insurance Products Fund.

19

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

20

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

21

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(3)	DEDUCTIONS AND EXPENSES- Continued

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2015:

2.00% Series Contracts	$64,713
1.95% Series Contracts	30,400
1.85% Series Contracts	3,519
1.80% Series Contracts	9,724
1.75% Series Contracts	107,344
1.70% Series Contracts	10,309
1.65% Series Contracts	162,376
1.55% Series Contracts	165,877
1.50% Series Contracts	24,807
1.45% Series Contracts	31,463
1.40% Series Contracts	779,619
1.25% Series Contracts	1,604,269
1.00% Series Contracts	42,711
0.75% Series Contracts	132

$3,037,263

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $156,667 for the year ended December 31, 2015.

(4)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

22

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2015 Statements of Changes in Net Assets for applicable periods) December 31, 2015, are as follows:

	2015
	Cost of Purchases	Proceeds from Sales
AB Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	$76,601	$34,964
American Century Variable Portfolios—Class I:
Capital Appreciation Fund	307,857	194,247
American Century Variable Portfolios—Class II:
Large Company Value Fund	779,098	272,634
Mid Cap Value Fund	847,239	264,154
Ultra Fund	76,601	204,386
Calamos Advisors Trust:
Growth and Income Portfolio	239,331	264,377
Davis Variable Account Fund, Inc.:
Value Portfolio	1,466,938	780,750
Deutsche Variable Series II—Class A:
Global Growth VIP	37,249	7,261
Deutsche Variable Series II—Class B:
Small Mid Cap Value VIP	96,740	54,472
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	319,908	275,543
Stock Index Fund, Inc.	2,003,146	1,735,422
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	121,842	128,558
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	50,828	64,519
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	1,001,333	802,039
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	67,674	78,440
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,201,413	1,958,753
Ibbotson Conservative ETF Asset Allocation Portfolio	319,860	345,858
Ibbotson Growth ETF Asset Allocation Portfolio	1,613,785	2,737,322
Ibbotson Income and Growth ETF Asset Allocation Portfolio	918,661	714,483
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value VIP Fund	356,245	116,057
Franklin U.S. Government Securities VIP Fund	302,208	221,216
Mutual Global Discovery VIP Fund	549,740	828,725
Mutual Shares VIP Fund	313,248	217,714
Templeton Foreign VIP Fund	1,600,146	255,883
Templeton Global Bond VIP Fund	982,651	736,943
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	949,245	623,255
Comstock Fund	542,145	1,246,986
Core Equity Fund	65,887	22,829
Diversified Dividend Fund	159,117	177,966
Global Health Care Fund	201,412	289,698
Small Cap Equity Fund	1,009,142	398,618
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	605,522	355,076
Government Securities Fund	113,442	139,346
International Growth Fund	425,097	545,672
Mid Cap Core Equity Fund	397,340	144,573
Mid Cap Growth Fund	669,338	307,643
Utilities Fund	528,422	259,810
Janus Aspen Series—Service Shares:
Balanced Portfolio	1,318,669	682,902
Enterprise Portfolio	1,155,587	414,126
Global Research Portfolio	3,032	17,369
Janus Portfolio	1,105,637	641,747
Overseas Portfolio	1,220,060	551,557

23

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES—Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2015 Statements of Changes in Net Assets for applicable periods) December 31, 2015, are as follows:

	2015
	Cost of Purchases	Proceeds from Sales
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	$35,220	$78,310
Mid Cap Growth Portfolio	466,286	219,117
U.S. Real Estate Portfolio	200,076	466,564
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	649,767	334,167
Mid-Cap Growth Portfolio	218,880	124
Small-Cap Growth Portfolio	47,040	235,411
Oppenheimer Variable Account Funds—Service Shares:
Capital Appreciation Fund	1,683,515	481,992
Conservative Balanced Fund	65,558	183,756
Global Fund	726,340	274,047
Main Street Fund	1,620,921	412,364
Main Street Small Cap Fund	1,008,134	643,738
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	904,985	678,478
Real Return Portfolio	714,154	546,380
Total Return Portfolio	2,247,658	1,346,644
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	34,253	160,390
Wilshire Variable Insurance Trust:
2015 ETF Fund	43,354	138,668
2025 ETF Fund	183,957	164,118
2035 ETF Fund	115,480	23,385

24

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
AB Variable Products Series Fund, Inc.—Class B:
International Value Portfolio—1.80% series contract	535.488	41.676	0.000	577.164
International Value Portfolio—1.75% series contract	1,468.876	17.511	1,476.899	9.488
International Value Portfolio—1.65% series contract	9.536	0.000	0.046	9.490
International Value Portfolio—1.55% series contract	4,439.406	314.357	149.040	4,604.723
International Value Portfolio—1.50% series contract	1,312.445	131.590	0.000	1,444.035
International Value Portfolio—1.45% series contract	2,074.130	87.496	91.275	2,070.350
International Value Portfolio—1.25% series contract	74,246.568	9,376.225	3,357.994	80,264.798
International Value Portfolio—1.00% series contract	3,324.387	310.918	107.420	3,527.884
American Century Variable Portfolios—Class I:
Capital Appreciation Fund—1.75% series contract	823.115	1,701.021	89.818	2,434.317
Capital Appreciation Fund—1.70% series contract	312.474	4.941	0.000	317.415
Capital Appreciation Fund—1.65% series contract *	3,165.057	7.600	264.561	2,908.097
Capital Appreciation Fund—1.65% series contract	12,783.538	465.292	354.002	12,894.828
Capital Appreciation Fund—1.55% series contract	655.646	1,937.692	0.697	2,592.642
Capital Appreciation Fund—1.50% series contract	477.808	84.786	1.696	560.898
Capital Appreciation Fund—1.40% series contract	94,832.024	8,435.859	12,430.215	90,837.668
Capital Appreciation Fund—1.25% series contract	53,454.991	6,997.534	4,833.194	55,619.331
Capital Appreciation Fund—1.00% series contract	319.797	0.000	0.067	319.729
American Century Variable Portfolios—Class II:
Large Company Value Fund—2.00% series contract	1,925.528	391.809	119.236	2,198.101
Large Company Value Fund—1.80% series contract	0.000	4,950.016	41.965	4,908.051
Large Company Value Fund—1.75% series contract	3,362.145	200.325	2,746.627	815.842
Large Company Value Fund—1.65% series contract *	8,234.344	1,365.789	214.132	9,386.001
Large Company Value Fund—1.65% series contract	987.332	0.000	0.000	987.332
Large Company Value Fund—1.55% series contract	15,392.026	4,829.980	2,634.587	17,587.420
Large Company Value Fund—1.50% series contract	1,313.601	574.707	69.758	1,818.550
Large Company Value Fund—1.40% series contract	44,028.288	3,058.264	4,444.011	42,642.542
Large Company Value Fund—1.25% series contract	208,292.071	41,330.666	10,086.032	239,536.705
Large Company Value Fund—1.00% series contract	4,921.126	2,372.739	2,413.911	4,879.954
Mid Cap Value Fund—2.00% series contract	959.004	150.465	52.954	1,056.514
Mid Cap Value Fund—1.80% series contract *	0.000	3,697.739	13.616	3,684.123
Mid Cap Value Fund—1.80% series contract	91.365	38.877	0.000	130.242
Mid Cap Value Fund—1.75% series contract	858.018	20.099	174.991	703.127
Mid Cap Value Fund—1.70% series contract	273.576	2.173	275.749	0.000
Mid Cap Value Fund—1.65% series contract *	6,428.228	796.625	1,183.678	6,041.174
Mid Cap Value Fund—1.65% series contract	2,818.057	85.826	235.680	2,668.202
Mid Cap Value Fund—1.55% series contract	8,442.773	4,537.671	1,411.408	11,569.035
Mid Cap Value Fund—1.50% series contract	2,710.050	914.253	1,753.181	1,871.121
Mid Cap Value Fund—1.40% series contract	29,115.826	4,477.763	1,658.861	31,934.729
Mid Cap Value Fund—1.25% series contract	102,039.200	21,081.909	7,944.356	115,176.753
Mid Cap Value Fund—1.00% series contract	6,655.815	3,215.504	2,230.583	7,640.735
Ultra Fund—1.65% series contract	1,975.257	0.000	0.402	1,974.855
Ultra Fund—1.40% series contract	13,337.072	2,718.805	11,162.237	4,893.639
Calamos Advisors Trust:
Growth and Income Portfolio—1.75% series contract	301.483	2.453	21.905	282.031
Growth and Income Portfolio—1.70% series contract	24.041	0.000	24.041	0.000
Growth and Income Portfolio—1.65% series contract *	5,442.585	162.949	1,256.884	4,348.650
Growth and Income Portfolio—1.65% series contract	5,535.928	726.483	2,794.024	3,468.387
Growth and Income Portfolio—1.55% series contract	3,693.073	101.207	0.889	3,793.391
Growth and Income Portfolio—1.50% series contract	182.956	27.675	0.670	209.961
Growth and Income Portfolio—1.40% series contract	38,166.588	1,273.394	5,422.003	34,017.979
Growth and Income Portfolio—1.25% series contract	98,591.737	8,457.598	11,078.363	95,970.972
Growth and Income Portfolio—1.00% series contract	2,510.263	0.000	0.549	2,509.714
Davis Variable Account Fund, Inc.:
Value Portfolio—1.80% series contract	1,234.277	70.303	0.354	1,304.226
Value Portfolio—1.75% series contract	6,108.714	278.368	1,137.003	5,250.080
Value Portfolio—1.70% series contract	242.010	0.000	189.990	52.020
Value Portfolio—1.65% series contract *	4,421.752	30.640	633.729	3,818.664
Value Portfolio—1.65% series contract	8,712.583	131.558	1,992.551	6,851.590
Value Portfolio—1.55% series contract	22,403.369	1,568.528	2,881.614	21,090.282
Value Portfolio—1.50% series contract	6,035.623	553.669	1,122.811	5,466.481
Value Portfolio—1.45% series contract	7,304.930	246.161	1,585.949	5,965.141
Value Portfolio—1.40% series contract	60,094.610	2,165.294	17,059.377	45,200.527
Value Portfolio—1.25% series contract	435,562.879	26,614.015	34,886.330	427,290.564
Value Portfolio—1.00% series contract	22,913.753	1,562.572	1,480.067	22,996.258
Deutsche Variable Series II—Class A:
Global Growth VIP—1.75% series contract	9.536	0.000	0.046	9.489
Global Growth VIP—1.65% series contract	9.536	0.000	0.046	9.490
Global Growth VIP—1.55% series contract	9.933	0.000	0.046	9.887
Global Growth VIP—1.25% series contract	11,523.317	3,699.625	650.285	14,572.656
Global Growth VIP—1.00% series contract	9.416	0.000	0.059	9.358
Deutsche Variable Series II—Class B:
Small Mid Cap Value VIP—1.75% series contract	9.572	0.000	0.047	9.525
Small Mid Cap Value VIP—1.65% series contract	9.573	0.000	0.047	9.527
Small Mid Cap Value VIP—1.55% series contract	2,355.103	143.017	0.046	2,498.074
Small Mid Cap Value VIP—1.50% series contract	566.526	141.844	31.764	676.606
Small Mid Cap Value VIP—1.25% series contract	16,880.810	3,658.925	2,658.507	17,881.228
Small Mid Cap Value VIP—1.00% series contract	900.138	817.780	998.598	719.320

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

25

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.—1.80% series contract	339.045	0.000	0.231	338.814
Socially Responsible Growth Fund, Inc.—1.75% series contract	9.455	0.000	0.046	9.409
Socially Responsible Growth Fund, Inc.—1.70% series contract	4,380.835	5.983	980.781	3,406.037
Socially Responsible Growth Fund, Inc.—1.65% series contract *	9.456	0.000	0.046	9.410
Socially Responsible Growth Fund, Inc.—1.65% series contract	114.714	0.000	0.000	114.714
Socially Responsible Growth Fund, Inc.—1.55% series contract	868.052	1.845	14.692	855.206
Socially Responsible Growth Fund, Inc.—1.50% series contract	135.648	14.854	0.770	149.732
Socially Responsible Growth Fund, Inc.—1.45% series contract	371.183	0.000	0.379	370.805
Socially Responsible Growth Fund, Inc.—1.40% series contract	37,059.603	1,469.696	10,698.353	27,830.946
Socially Responsible Growth Fund, Inc.—1.25% series contract	47,665.493	4,622.597	1,778.812	50,509.278
Socially Responsible Growth Fund, Inc.—1.00% series contract	95.987	106.732	1.347	201.371
Stock Index Fund, Inc.—2.00% series contract	29,016.462	1,802.349	5,470.349	25,348.462
Stock Index Fund, Inc.—1.95% series contract	16,393.263	1,151.755	2,418.781	15,126.237
Stock Index Fund, Inc.—1.80% series contract **	988.762	1,492.732	47.045	2,434.449
Stock Index Fund, Inc.—1.80% series contract	740.102	87.927	0.000	828.029
Stock Index Fund, Inc.—1.75% series contract	30,104.362	2,685.692	3,890.432	28,899.622
Stock Index Fund, Inc.—1.70% series contract	372.168	0.000	0.000	372.168
Stock Index Fund, Inc.—1.65% series contract *	9,746.602	1,055.806	5,057.298	5,745.110
Stock Index Fund, Inc.—1.65% series contract	6,948.264	265.294	1,782.526	5,431.032
Stock Index Fund, Inc.—1.55% series contract	42,830.657	6,129.419	10,848.745	38,111.330
Stock Index Fund, Inc.—1.50% series contract	8,878.528	1,358.444	2,899.525	7,337.447
Stock Index Fund, Inc.—1.45% series contract	12,363.602	295.854	371.170	12,288.286
Stock Index Fund, Inc.—1.40% series contract	431,573.698	23,293.219	41,786.895	413,080.023
Stock Index Fund, Inc.—1.25% series contract	550,983.720	50,727.235	25,867.632	575,843.323
Stock Index Fund, Inc.—1.00% series contract	33,238.690	3,137.831	6,455.568	29,920.952
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio—1.70% series contract	8.143	320.430	6.606	321.967
Technology Growth Portfolio—1.65% series contract	825.700	442.097	40.905	1,226.893
Technology Growth Portfolio—1.40% series contract	25,002.454	2,746.224	5,948.389	21,800.289
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio—1.75% series contract	9.474	0.000	0.046	9.427
MidCap Stock Portfolio—1.65% series contract *	9.475	0.000	0.046	9.429
MidCap Stock Portfolio—1.65% series contract	156.159	12.275	2.839	165.595
MidCap Stock Portfolio—1.55% series contract	455.605	11.912	11.321	456.196
MidCap Stock Portfolio—1.45% series contract	220.082	0.000	16.514	203.569
MidCap Stock Portfolio—1.40% series contract	5,785.430	102.457	3,799.061	2,088.827
MidCap Stock Portfolio—1.25% series contract	6,960.499	1,399.329	64.880	8,294.948
MidCap Stock Portfolio—1.00% series contract	109.827	1.675	102.206	9.296
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio—2.00% series contract	135,542.750	80,124.651	207,338.074	8,329.327
Money Market Portfolio—1.95% series contract	0	914.256	914.256	0.000
Money Market Portfolio—1.80% series contract **	97.993	0.000	0.783	97.211
Money Market Portfolio—1.80% series contract	2,473.663	0.000	0.000	2,473.663
Money Market Portfolio—1.75% series contract	79,037.672	477,201.932	301,203.512	255,036.092
Money Market Portfolio—1.70% series contract	16,980.627	558.060	9,600.251	7,938.436
Money Market Portfolio—1.65% series contract *	17,224.455	5,821.760	1,303.072	21,743.144
Money Market Portfolio—1.65% series contract	29,000.579	0.000	14,066.864	14,933.715
Money Market Portfolio—1.55% series contract	18,612.059	949.294	1,517.610	18,043.744
Money Market Portfolio—1.50% series contract	12,067.881	4,086.384	463.585	15,690.680
Money Market Portfolio—1.45% series contract	766.945	26.916	240.108	553.753
Money Market Portfolio—1.40% series contract	942,649.329	72,732.977	94,506.977	920,875.329
Money Market Portfolio—1.25% series contract	875,406.254	575,283.672	335,808.373	1,114,881.554
Money Market Portfolio—1.00% series contract	36,178.986	5,677.002	5,129.215	36,726.772
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio—1.80% series contract	793.323	10.342	0.000	803.665
Appreciation Portfolio—1.70% series contract	268.234	14.185	1.205	281.214
Appreciation Portfolio—1.65% series contract	2,499.057	30.662	67.002	2,462.717
Appreciation Portfolio—1.40% series contract	36,035.764	1,438.844	3,704.791	33,769.817
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio—2.00% series contract	1,278.808	52.378	1.386	1,329.799
Ibbotson Balanced ETF Asset Allocation Portfolio—1.85% series contract	16,283.246	153.338	256.060	16,180.524
Ibbotson Balanced ETF Asset Allocation Portfolio—1.80% series contract	719.055	0.000	0.491	718.564
Ibbotson Balanced ETF Asset Allocation Portfolio—1.75% series contract	1,163.884	0.000	169.106	994.777
Ibbotson Balanced ETF Asset Allocation Portfolio—1.70% series contract	2,069.738	0.000	542.464	1,527.273
Ibbotson Balanced ETF Asset Allocation Portfolio—1.65% series contract *	46,894.162	1,584.525	7,876.038	40,602.649
Ibbotson Balanced ETF Asset Allocation Portfolio—1.65% series contract	23,189.710	0.000	231.864	22,957.845
Ibbotson Balanced ETF Asset Allocation Portfolio—1.55% series contract	159,308.013	6,650.729	23,741.884	142,216.858
Ibbotson Balanced ETF Asset Allocation Portfolio—1.50% series contract	6,951.007	179.807	118.000	7,012.814
Ibbotson Balanced ETF Asset Allocation Portfolio—1.45% series contract	15,778.281	82.019	248.561	15,611.739
Ibbotson Balanced ETF Asset Allocation Portfolio—1.40% series contract	85,187.902	8,237.572	8,955.414	84,470.060
Ibbotson Balanced ETF Asset Allocation Portfolio—1.25% series contract	796,253.937	55,446.868	121,788.327	729,912.477
Ibbotson Balanced ETF Asset Allocation Portfolio—1.00% series contract	25,650.003	2,405.530	4,110.842	23,944.691
Ibbotson Balanced ETF Asset Allocation Portfolio—0.75% series contract	1,391.597	0.000	3.266	1,388.331
Ibbotson Conservative ETF Asset Allocation Portfolio—1.75% series contract	10,043.398	91.876	126.330	10,008.944
Ibbotson Conservative ETF Asset Allocation Portfolio—1.70% series contract	926.351	0.000	926.351	0.000
Ibbotson Conservative ETF Asset Allocation Portfolio—1.65% series contract *	12,665.646	0.000	1,142.124	11,523.522
Ibbotson Conservative ETF Asset Allocation Portfolio—1.65% series contract	1,491.520	109.620	53.864	1,547.277
Ibbotson Conservative ETF Asset Allocation Portfolio—1.55% series contract	15,712.886	918.332	2,315.629	14,315.590
Ibbotson Conservative ETF Asset Allocation Portfolio—1.50% series contract	6,426.775	86.511	6,041.853	471.432
Ibbotson Conservative ETF Asset Allocation Portfolio—1.45% series contract	12,098.303	56.191	299.372	11,855.121
Ibbotson Conservative ETF Asset Allocation Portfolio—1.40% series contract	11,268.585	905.125	2,809.872	9,363.838
Ibbotson Conservative ETF Asset Allocation Portfolio—1.25% series contract	244,585.076	8,472.859	16,252.171	236,805.764
Ibbotson Conservative ETF Asset Allocation Portfolio—1.00% series contract	9.477	9,886.377	0.059	9,895.795
Ibbotson Growth ETF Asset Allocation Portfolio—1.75% series contract	41,895.410	2,391.093	10,407.807	33,878.696
Ibbotson Growth ETF Asset Allocation Portfolio—1.70% series contract	661.260	0.000	424.964	236.296
Ibbotson Growth ETF Asset Allocation Portfolio—1.65% series contract *	146,708.555	8,759.651	73,954.608	81,513.598
Ibbotson Growth ETF Asset Allocation Portfolio—1.65% series contract	28,485.682	462.265	6,051.651	22,896.296
Ibbotson Growth ETF Asset Allocation Portfolio—1.55% series contract	209,412.368	10,398.545	7,479.820	212,331.092
Ibbotson Growth ETF Asset Allocation Portfolio—1.50% series contract	664.877	235.939	5.299	895.517
Ibbotson Growth ETF Asset Allocation Portfolio—1.45% series contract	55,941.035	2,045.338	3,774.222	54,212.150
Ibbotson Growth ETF Asset Allocation Portfolio—1.40% series contract	38,789.114	1,997.918	5,143.121	35,643.911
Ibbotson Growth ETF Asset Allocation Portfolio—1.25% series contract	1,556,257.167	87,439.661	121,331.207	1,522,365.621
Ibbotson Growth ETF Asset Allocation Portfolio—1.00% series contract	13,286.553	649.812	5,479.350	8,457.015

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

26

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio—2.00% series contract	1,227.227	54.386	1.335	1,280.278
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.75% series contract	30,773.262	352.378	925.198	30,200.443
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.70% series contract	85.209	0.000	85.209	0.000
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.65% series contract *	96,605.641	6,611.054	8,318.643	94,898.052
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.65% series contract	4,578.188	0.000	3,520.005	1,058.183
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.55% series contract	21,988.793	808.604	1,476.635	21,320.762
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.50% series contract	2,082.534	145.989	5.724	2,222.799
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.45% series contract	48,592.142	3,540.879	24,660.070	27,472.951
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.40% series contract	35,189.194	1,940.209	328.546	36,800.856
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.25% series contract	367,131.280	42,802.170	21,215.856	388,717.594
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.00% series contract	4,184.300	239.411	1,664.209	2,759.502
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value VIP Fund—1.75% series contract	924.040	144.956	105.683	963.313
Franklin Small Cap Value VIP Fund—1.65% series contract	1,989.946	324.139	1,341.103	972.982
Franklin Small Cap Value VIP Fund—1.55% series contract	4,682.846	131.799	103.750	4,710.895
Franklin Small Cap Value VIP Fund—1.50% series contract	442.109	54.667	140.988	355.788
Franklin Small Cap Value VIP Fund—1.45% series contract	230.651	48.525	198.511	80.666
Franklin Small Cap Value VIP Fund—1.25% series contract	41,033.184	7,734.402	3,178.063	45,589.524
Franklin Small Cap Value VIP Fund—1.00% series contract	1,047.127	498.922	242.162	1,303.887
Franklin U.S. Government Securities VIP Fund—2.00% series contract	1,399.097	534.649	79.298	1,854.448
Franklin U.S. Government Securities VIP Fund—1.80% series contract	1,048.576	0.000	0.361	1,048.215
Franklin U.S. Government Securities VIP Fund—1.75% series contract	8,935.988	552.502	2,012.271	7,476.218
Franklin U.S. Government Securities VIP Fund—1.65% series contract	2,733.513	24.414	258.906	2,499.021
Franklin U.S. Government Securities VIP Fund—1.55% series contract	9,085.095	6,725.380	3,138.719	12,671.756
Franklin U.S. Government Securities VIP Fund—1.50% series contract	291.358	16.065	0.899	306.525
Franklin U.S. Government Securities VIP Fund—1.45% series contract	136.843	4.352	42.212	98.983
Franklin U.S. Government Securities VIP Fund—1.25% series contract	127,996.694	16,503.671	13,909.318	130,591.046
Franklin U.S. Government Securities VIP Fund—1.00% series contract	9,828.771	932.304	550.207	10,210.869
Mutual Global Discovery VIP Fund—2.00% series contract	0.000	97.320	48.660	48.660
Mutual Global Discovery VIP Fund—1.80% series contract	814.987	4.676	236.417	583.246
Mutual Global Discovery VIP Fund—1.75% series contract	46.076	1,135.125	65.807	1,115.394
Mutual Global Discovery VIP Fund—1.65% series contract	5,116.314	1,270.960	2,490.165	3,897.109
Mutual Global Discovery VIP Fund—1.55% series contract	1,987.742	773.924	0.703	2,760.963
Mutual Global Discovery VIP Fund—1.50% series contract	2,086.392	39.926	606.726	1,519.592
Mutual Global Discovery VIP Fund—1.25% series contract	124,608.394	18,164.815	41,312.050	101,461.159
Mutual Global Discovery VIP Fund—1.00% series contract	957.257	403.624	1.262	1,359.619
Mutual Shares VIP Fund—1.75% series contract	5,002.663	270.052	995.648	4,277.067
Mutual Shares VIP Fund—1.65% series contract	5,767.174	719.639	4,275.524	2,211.290
Mutual Shares VIP Fund—1.55% series contract	6,485.931	263.308	1,117.282	5,631.957
Mutual Shares VIP Fund—1.50% series contract	2,787.011	204.756	9.228	2,982.540
Mutual Shares VIP Fund—1.25% series contract	109,144.874	10,914.622	9,950.001	110,109.495
Mutual Shares VIP Fund—1.00% series contract	2,999.228	41.558	198.410	2,842.376
Templeton Foreign VIP Fund—2.00% series contract	38,068.706	3,429.311	3,233.714	38,264.302
Templeton Foreign VIP Fund—1.95% series contract	19,478.824	2,259.126	402.442	21,335.509
Templeton Foreign VIP Fund—1.80% series contract	0.000	7,432.251	1.280	7,430.971
Templeton Foreign VIP Fund—1.75% series contract	35,242.860	4,420.829	1,511.237	38,152.452
Templeton Foreign VIP Fund—1.70% series contract	566.789	329.297	178.859	717.227
Templeton Foreign VIP Fund—1.65% series contract *	7,432.594	4,190.038	237.917	11,384.714
Templeton Foreign VIP Fund—1.65% series contract	1,914.459	49.406	610.934	1,352.930
Templeton Foreign VIP Fund—1.55% series contract	12,160.294	1,842.157	2,986.431	11,016.020
Templeton Foreign VIP Fund—1.50% series contract	6,577.740	3,837.754	2,759.256	7,656.239
Templeton Foreign VIP Fund—1.40% series contract	38,447.473	10,316.774	8,787.631	39,976.616
Templeton Foreign VIP Fund—1.25% series contract	117,515.208	114,938.507	5,182.606	227,271.109
Templeton Foreign VIP Fund—1.00% series contract	8,189.567	2,369.206	4,819.099	5,739.674
Templeton Global Bond VIP Fund—2.00% series contract	772.669	6,155.993	102.924	6,825.737
Templeton Global Bond VIP Fund—1.95% series contract	0.000	3,514.325	17.759	3,496.566
Templeton Global Bond VIP Fund—1.80% series contract	1,090.903	905.103	231.516	1,764.490
Templeton Global Bond VIP Fund—1.75% series contract	6,427.993	7,581.170	3,823.900	10,185.263
Templeton Global Bond VIP Fund—1.65% series contract	7,847.302	476.883	3,554.288	4,769.897
Templeton Global Bond VIP Fund—1.55% series contract	9,946.249	467.570	3,661.464	6,752.354
Templeton Global Bond VIP Fund—1.50% series contract	1,899.571	277.631	816.307	1,360.894
Templeton Global Bond VIP Fund—1.25% series contract	234,806.059	33,582.939	41,413.030	226,975.968
Templeton Global Bond VIP Fund—1.00% series contract	2,004.663	590.357	1,284.031	1,310.989
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund—2.00% series contract	1,459.343	232.933	156.877	1,535.398
American Value Fund—1.95% series contract	862.996	91.792	18.856	935.932
American Value Fund—1.80% series contract	378.539	2,680.046	0.000	3,058.585
American Value Fund—1.75% series contract	2,085.486	204.845	1,011.225	1,279.107
American Value Fund—1.70% series contract	430.934	197.874	131.082	497.726
American Value Fund—1.65% series contract *	1,110.388	10.320	1,111.259	9.449
American Value Fund—1.65% series contract	8,123.053	203.860	277.415	8,049.498
American Value Fund—1.55% series contract	8,298.526	259.712	3,550.237	5,008.001
American Value Fund—1.50% series contract	2,135.321	317.474	5.270	2,447.525
American Value Fund—1.45% series contract	1,059.179	22.692	138.621	943.250
American Value Fund—1.40% series contract	73,756.907	4,614.068	12,562.949	65,808.025
American Value Fund—1.25% series contract	90,818.229	15,679.425	7,605.853	98,891.801
American Value Fund—1.00% series contract	6,074.627	673.475	661.255	6,086.848
Comstock Fund—2.00% series contract	15,500.400	2,116.427	1,669.381	15,947.446
Comstock Fund—1.95% series contract	8,700.595	1,070.565	821.431	8,949.728
Comstock Fund—1.80% series contract	623.686	16.620	298.567	341.739
Comstock Fund—1.75% series contract	19,380.700	2,628.023	838.765	21,169.957
Comstock Fund—1.70% series contract	1,596.993	8.475	1,134.750	470.717
Comstock Fund—1.65% series contract	26,434.509	1,395.642	1,653.026	26,177.125
Comstock Fund—1.55% series contract	3,419.629	737.046	200.668	3,956.008
Comstock Fund—1.50% series contract	4,462.887	446.879	1,110.777	3,798.988
Comstock Fund—1.45% series contract	1,361.831	109.118	1,186.271	284.677
Comstock Fund—1.40% series contract	193,243.627	9,662.231	20,530.039	182,375.819
Comstock Fund—1.25% series contract	148,469.127	19,174.248	58,099.977	109,543.399
Comstock Fund—1.00% series contract	2,204.732	145.517	846.187	1,504.061
Core Equity Fund—1.80% series contract	867.479	0.000	0.000	867.479
Core Equity Fund—1.70% series contract	6.505	0.000	0.000	6.505
Core Equity Fund—1.65% series contract	4,660.624	0.000	224.416	4,436.208
Core Equity Fund—1.40% series contract	23,865.304	1,081.390	1,156.187	23,790.507
Diversified Dividend Fund—1.70% series contract	121.181	5.838	0.100	126.919
Diversified Dividend Fund—1.65% series contract	4,677.312	152.143	0.488	4,828.967
Diversified Dividend Fund—1.40% series contract	20,368.931	9,687.513	11,249.962	18,806.481

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

27

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Invesco Variable Insurance Funds—Series I Shares:
Global Health Care Fund—1.80% series contract	82.770	50.557	0.000	133.327
Global Health Care Fund—1.70% series contract	683.351	1.683	283.685	401.349
Global Health Care Fund—1.65% series contract	2,931.518	1,407.376	77.410	4,261.484
Global Health Care Fund—1.40% series contract	46,940.079	2,027.548	8,823.672	40,143.954
Small Cap Equity Fund—2.00% series contract	845.168	210.333	49.647	1,005.854
Small Cap Equity Fund—1.80% series contract *	0.000	1,398.416	0.000	1,398.416
Small Cap Equity Fund—1.80% series contract	536.963	67.335	0.000	604.298
Small Cap Equity Fund—1.75% series contract	1,001.064	26.789	187.255	840.599
Small Cap Equity Fund—1.70% series contract	557.588	38.926	73.708	522.807
Small Cap Equity Fund—1.65% series contract *	5,210.893	688.973	122.990	5,776.877
Small Cap Equity Fund—1.65% series contract	4,934.637	0.000	599.445	4,335.193
Small Cap Equity Fund—1.55% series contract	6,434.289	1,042.549	255.095	7,221.743
Small Cap Equity Fund—1.50% series contract	2,770.843	815.088	1,737.176	1,848.755
Small Cap Equity Fund—1.45% series contract	1,013.610	103.028	276.065	840.573
Small Cap Equity Fund—1.40% series contract	47,126.072	4,865.050	9,945.902	42,045.220
Small Cap Equity Fund—1.25% series contract	115,187.794	19,410.048	13,803.801	120,794.041
Small Cap Equity Fund—1.00% series contract	5,078.067	1,572.495	1,545.492	5,105.070
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund—2.00% series contract	1,163.970	257.142	60.764	1,360.348
Global Real Estate Fund—1.95% series contract	225.546	7.481	4.450	228.577
Global Real Estate Fund—1.80% series contract	1,638.779	1,806.377	54.021	3,391.135
Global Real Estate Fund—1.75% series contract	2,085.451	244.001	1,099.763	1,229.689
Global Real Estate Fund—1.65% series contract	10,191.961	821.117	2,502.579	8,510.499
Global Real Estate Fund—1.55% series contract	19,946.752	2,173.291	383.896	21,736.147
Global Real Estate Fund—1.50% series contract	5,224.485	995.784	2,060.368	4,159.902
Global Real Estate Fund—1.45% series contract	1,667.312	342.327	396.689	1,612.950
Global Real Estate Fund—1.25% series contract	285,001.855	41,748.457	26,595.875	300,154.437
Global Real Estate Fund—1.00% series contract	7,703.999	2,187.758	2,254.807	7,636.950
Government Securities Fund—1.70% series contract	989.815	4.382	389.391	604.806
Government Securities Fund—1.65% series contract	12,727.151	65.846	189.388	12,603.609
Government Securities Fund—1.40% series contract	32,668.467	8,182.410	10,032.946	30,817.931
International Growth Fund—2.00% series contract	16,237.702	1,450.454	1,379.586	16,308.570
International Growth Fund—1.95% series contract	9,805.173	1,067.003	201.725	10,670.451
International Growth Fund—1.80% series contract	932.735	27.024	339.509	620.249
International Growth Fund—1.75% series contract	20,602.803	2,105.142	3,067.079	19,640.866
International Growth Fund—1.65% series contract	2,705.135	0.000	2,695.609	9.526
International Growth Fund—1.55% series contract	5,229.218	3,614.903	2,543.474	6,300.648
International Growth Fund—1.50% series contract	3,911.735	259.969	1,806.298	2,365.405
International Growth Fund—1.45% series contract	451.059	125.137	454.233	121.963
International Growth Fund—1.25% series contract	225,973.912	30,318.415	37,252.116	219,040.211
International Growth Fund—1.00% series contract	5,625.094	712.707	980.489	5,357.312
Mid Cap Core Equity Fund—2.00% series contract	833.406	0.000	0.000	833.406
Mid Cap Core Equity Fund—1.80% series contract	1,053.530	12.570	4.739	1,061.361
Mid Cap Core Equity Fund—1.75% series contract	377.073	20.273	2.458	394.888
Mid Cap Core Equity Fund—1.70% series contract	74.176	0.000	74.176	0.000
Mid Cap Core Equity Fund—1.65% series contract *	9.482	0.000	0.046	9.436
Mid Cap Core Equity Fund—1.65% series contract	2,032.721	57.672	56.724	2,033.668
Mid Cap Core Equity Fund—1.55% series contract	3,077.566	1,467.216	122.986	4,421.796
Mid Cap Core Equity Fund—1.50% series contract	1,124.053	247.157	894.806	476.404
Mid Cap Core Equity Fund—1.45% series contract	826.066	48.030	548.547	325.549
Mid Cap Core Equity Fund—1.40% series contract	26,547.342	3,011.985	2,937.250	26,622.077
Mid Cap Core Equity Fund—1.25% series contract	89,688.382	11,125.356	4,628.024	96,185.714
Mid Cap Core Equity Fund—1.00% series contract	1,457.249	203.827	9.164	1,651.912
Mid Cap Growth Fund—2.00% series contract	1,539.819	279.735	28.889	1,790.666
Mid Cap Growth Fund—1.80% series contract **	598.767	32.260	0.215	630.812
Mid Cap Growth Fund—1.80% series contract	950.760	0.000	0.000	950.760
Mid Cap Growth Fund—1.75% series contract	1,965.087	104.666	932.597	1,137.155
Mid Cap Growth Fund—1.70% series contract	1,042.149	23.809	297.647	768.311
Mid Cap Growth Fund—1.65% series contract *	1,248.108	16.840	136.720	1,128.228
Mid Cap Growth Fund—1.65% series contract	3,377.718	0.000	46.518	3,331.200
Mid Cap Growth Fund—1.55% series contract	14,456.972	2,665.621	696.017	16,426.577
Mid Cap Growth Fund—1.50% series contract	3,983.545	286.221	55.525	4,214.241
Mid Cap Growth Fund—1.45% series contract	2,847.634	84.189	180.899	2,750.923
Mid Cap Growth Fund—1.40% series contract	71,494.196	2,723.179	7,376.589	66,840.786
Mid Cap Growth Fund—1.25% series contract	206,038.554	20,596.527	12,725.787	213,909.293
Mid Cap Growth Fund—1.00% series contract	12,265.921	972.985	1,175.145	12,063.761
Utilities Fund—1.80% series contract	83.281	0.000	83.281	0.000
Utilities Fund—1.70% series contract	87.198	0.000	32.120	55.078
Utilities Fund—1.65% series contract	4,634.928	271.322	192.007	4,714.242
Utilities Fund—1.40% series contract	57,552.750	2,749.951	10,528.928	49,773.773

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

28

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Janus Aspen Series—Service Shares:
Balanced Portfolio—2.00% series contract	15,202.432	291.962	1,415.931	14,078.464
Balanced Portfolio—1.95% series contract	6,906.590	439.337	180.572	7,165.355
Balanced Portfolio—1.80% series contract **	1,379.280	1,413.401	30.394	2,762.287
Balanced Portfolio—1.80% series contract	838.063	6.313	0.000	844.376
Balanced Portfolio—1.75% series contract	49,935.488	1,701.752	6,378.501	45,258.738
Balanced Portfolio—1.70% series contract	2,877.379	212.760	162.099	2,928.040
Balanced Portfolio—1.65% series contract *	3,852.042	269.815	2,023.532	2,098.325
Balanced Portfolio—1.65% series contract	15,248.434	1.584	2,640.275	12,609.743
Balanced Portfolio—1.55% series contract	30,267.750	12,033.397	2,589.033	39,712.113
Balanced Portfolio—1.50% series contract	2,918.581	2,545.647	20.165	5,444.063
Balanced Portfolio—1.45% series contract	3,631.492	531.779	362.513	3,800.758
Balanced Portfolio—1.40% series contract	111,960.901	6,588.423	13,320.645	105,228.679
Balanced Portfolio—1.25% series contract	247,771.138	45,803.917	16,063.297	277,511.758
Balanced Portfolio—1.00% series contract	2,669.097	1,108.944	229.207	3,548.834
Enterprise Portfolio—2.00% series contract	1,358.653	232.015	93.702	1,496.966
Enterprise Portfolio—1.80% series contract *	0.000	1,881.726	29.737	1,851.990
Enterprise Portfolio—1.80% series contract	198.999	0.000	0.000	198.999
Enterprise Portfolio—1.75% series contract	1,089.992	128.629	357.313	861.308
Enterprise Portfolio—1.70% series contract	44.130	0.000	0.000	44.130
Enterprise Portfolio—1.65% series contract *	8,475.022	874.515	768.040	8,581.497
Enterprise Portfolio—1.65% series contract	669.276	0.210	79.912	589.574
Enterprise Portfolio—1.55% series contract	8,018.389	4,606.989	3,274.655	9,350.723
Enterprise Portfolio—1.50% series contract	2,895.461	1,013.803	2,048.290	1,860.975
Enterprise Portfolio—1.40% series contract	25,130.350	4,467.610	3,801.713	25,796.247
Enterprise Portfolio—1.25% series contract	100,396.370	29,284.687	9,898.158	119,782.899
Enterprise Portfolio—1.00% series contract	4,625.869	3,678.441	2,726.112	5,578.199
Global Research Portfolio—1.70% series contract	112.961	0.000	0.163	112.798
Global Research Portfolio—1.40% series contract	8,187.442	197.696	975.204	7,409.934
Janus Portfolio—2.00% series contract	21,623.985	596.464	9,448.796	12,771.654
Janus Portfolio—1.95% series contract	11,527.625	621.508	4,234.628	7,914.504
Janus Portfolio—1.80% series contract	677.100	88.932	10.322	755.710
Janus Portfolio—1.75% series contract	20,116.345	1,210.818	8,421.610	12,905.553
Janus Portfolio—1.70% series contract	1,767.673	209.627	0.000	1,977.301
Janus Portfolio—1.65% series contract *	2,392.991	951.689	22.262	3,322.418
Janus Portfolio—1.65% series contract	1,069.938	2.175	263.354	808.759
Janus Portfolio—1.55% series contract	3,721.099	1,486.263	1,289.488	3,917.874
Janus Portfolio—1.50% series contract	1,945.822	626.453	286.398	2,285.877
Janus Portfolio—1.40% series contract	30,981.661	1,288.720	4,928.974	27,341.406
Janus Portfolio—1.25% series contract	151,826.601	17,663.663	12,216.253	157,274.011
Janus Portfolio—1.00% series contract	2,803.696	349.058	564.654	2,588.100
Overseas Portfolio—2.00% series contract	1,125.203	21,478.226	442.549	22,160.880
Overseas Portfolio—1.95% series contract	0.000	12,403.046	62.726	12,340.321
Overseas Portfolio—1.80% series contract	1,301.382	122.699	0.438	1,423.644
Overseas Portfolio—1.75% series contract	35,345.710	22,091.638	1,855.207	55,582.141
Overseas Portfolio—1.70% series contract	170.523	0.000	99.235	71.288
Overseas Portfolio—1.65% series contract *	10,004.971	390.425	2,464.851	7,930.544
Overseas Portfolio—1.65% series contract	6,714.007	274.434	1,172.048	5,816.393
Overseas Portfolio—1.55% series contract	33,019.070	4,261.249	1,950.483	35,329.836
Overseas Portfolio—1.50% series contract	7,404.298	1,817.285	377.249	8,844.334
Overseas Portfolio—1.45% series contract	8,571.197	506.899	1,092.663	7,985.433
Overseas Portfolio—1.40% series contract	130,483.278	8,993.458	16,614.533	122,862.203
Overseas Portfolio—1.25% series contract	659,248.016	78,019.854	32,675.139	704,592.731
Overseas Portfolio—1.00% series contract	38,253.708	5,826.504	5,545.124	38,535.088
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio—1.75% series contract	9.596	0.000	0.047	9.549
Core Plus Fixed Income Portfolio—1.70% series contract	960.031	185.990	299.070	846.951
Core Plus Fixed Income Portfolio—1.65% series contract *	13,284.686	0.000	0.671	13,284.014
Core Plus Fixed Income Portfolio—1.65% series contract	9.596	0.000	0.047	9.550
Core Plus Fixed Income Portfolio—1.55% series contract	1,406.844	57.950	74.148	1,390.646
Core Plus Fixed Income Portfolio—1.40% series contract	26,392.573	1,217.498	5,051.960	22,558.110
Core Plus Fixed Income Portfolio—1.25% series contract	608.589	25.984	0.747	633.825
Core Plus Fixed Income Portfolio—1.00% series contract	1,691.594	110.672	0.060	1,802.206
Mid Cap Growth Portfolio—1.80% series contract	295.110	0.000	0.202	294.908
Mid Cap Growth Portfolio—1.75% series contract	1,052.868	22.209	46.068	1,029.009
Mid Cap Growth Portfolio—1.70% series contract	78.986	0.000	21.932	57.053
Mid Cap Growth Portfolio—1.65% series contract *	6,200.842	0.000	1,697.014	4,503.828
Mid Cap Growth Portfolio—1.65% series contract	2,094.377	78.482	1,112.061	1,060.797
Mid Cap Growth Portfolio—1.55% series contract	7,755.291	1,748.222	2,961.759	6,541.754
Mid Cap Growth Portfolio—1.50% series contract	2,226.104	221.512	99.094	2,348.522
Mid Cap Growth Portfolio—1.45% series contract	254.114	10.605	4.214	260.505
Mid Cap Growth Portfolio—1.40% series contract	18,997.354	2,182.545	2,954.805	18,225.094
Mid Cap Growth Portfolio—1.25% series contract	83,898.151	7,432.450	5,840.984	85,489.618
Mid Cap Growth Portfolio—1.00% series contract	2,765.964	425.090	30.631	3,160.423
U.S. Real Estate Portfolio—1.80% series contract	240.668	0.000	57.323	183.345
U.S. Real Estate Portfolio—1.70% series contract	1,416.040	14.200	259.694	1,170.546
U.S. Real Estate Portfolio—1.65% series contract	7,495.217	741.060	887.338	7,348.939
U.S. Real Estate Portfolio—1.40% series contract	108,369.036	4,986.895	12,287.801	101,068.130

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

29

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio—1.80% series contract	85.061	0.000	85.061	0.000
Guardian Portfolio—1.75% series contract	2,931.592	114.633	8.174	3,038.051
Guardian Portfolio—1.70% series contract	182.988	0.000	134.538	48.450
Guardian Portfolio—1.65% series contract *	9.363	0.000	0.046	9.317
Guardian Portfolio—1.65% series contract	218.459	0.000	144.089	74.370
Guardian Portfolio—1.55% series contract	3,160.568	81.757	62.161	3,180.165
Guardian Portfolio—1.50% series contract	886.681	102.876	989.557	0.000
Guardian Portfolio—1.45% series contract	1,486.095	90.036	1,251.514	324.617
Guardian Portfolio—1.40% series contract	52,525.727	1,409.079	5,708.703	48,226.103
Guardian Portfolio—1.25% series contract	63,272.040	4,529.983	10,276.505	57,525.517
Guardian Portfolio—1.00% series contract	2,086.660	416.950	379.930	2,123.680
Mid-Cap Growth Portfolio—1.70% series contract	0.000	696.167	0.000	696.167
Mid-Cap Growth Portfolio—1.65% series contract	0.000	137.854	0.000	137.854
Mid-Cap Growth Portfolio—1.40% series contract	0.000	20,801.208	0.000	20,801.208
Small-Cap Growth Portfolio—1.70% series contract	1,018.337	12.120	1,030.457	0.000
Small-Cap Growth Portfolio—1.65% series contract	79.774	0.000	79.774	0.000
Small-Cap Growth Portfolio—1.40% series contract	10,968.821	901.174	11,869.996	0.000
Oppenheimer Variable Account Funds—Service Shares:
Capital Appreciation Fund—2.00% series contract	1,473.050	318.903	98.832	1,693.121
Capital Appreciation Fund—1.80% series contract	2,239.575	51.365	0.543	2,290.397
Capital Appreciation Fund—1.75% series contract	6,981.064	452.680	2,917.760	4,515.983
Capital Appreciation Fund—1.70% series contract	77.775	766.083	15.965	827.893
Capital Appreciation Fund—1.65% series contract *	787.595	437.816	303.662	921.749
Capital Appreciation Fund—1.65% series contract	7,498.078	316.463	298.543	7,515.997
Capital Appreciation Fund—1.55% series contract	23,843.087	7,524.214	7,347.866	24,019.435
Capital Appreciation Fund—1.50% series contract	7,153.186	679.400	1,842.276	5,990.310
Capital Appreciation Fund—1.45% series contract	3,858.024	111.733	226.729	3,743.028
Capital Appreciation Fund—1.40% series contract	40,224.238	2,209.866	4,348.840	38,085.264
Capital Appreciation Fund—1.25% series contract	327,513.572	27,619.522	14,484.580	340,648.514
Capital Appreciation Fund—1.00% series contract	22,334.826	1,978.986	2,496.000	21,817.812
Conservative Balanced Fund—1.75% series contract	9.540	0.000	0.046	9.494
Conservative Balanced Fund—1.70% series contract	54.026	3.844	29.757	28.112
Conservative Balanced Fund—1.65% series contract *	784.610	0.000	436.933	347.677
Conservative Balanced Fund—1.65% series contract	9,570.327	772.255	2,495.953	7,846.629
Conservative Balanced Fund—1.55% series contract	177.643	0.000	0.046	177.597
Conservative Balanced Fund—1.40% series contract	54,586.512	2,144.216	9,173.639	47,557.090
Conservative Balanced Fund—1.25% series contract	19,049.111	1,892.990	914.834	20,027.267
Conservative Balanced Fund—1.00% series contract	9.422	0.000	0.059	9.363
Global Fund—2.00% series contract	8,864.497	283.944	970.893	8,177.547
Global Fund—1.95% series contract	4,679.785	270.663	209.436	4,741.011
Global Fund—1.80% series contract **	202.551	0.000	0.000	202.551
Global Fund—1.80% series contract	772.674	2,267.184	43.667	2,996.191
Global Fund—1.75% series contract	10,067.228	704.275	582.337	10,189.166
Global Fund—1.70% series contract	202.215	0.000	148.466	53.749
Global Fund—1.65% series contract *	1,697.843	703.712	1,046.468	1,355.087
Global Fund—1.65% series contract	4,300.670	126.216	296.486	4,130.400
Global Fund—1.55% series contract	2,108.716	977.692	407.803	2,678.605
Global Fund—1.50% series contract	526.052	559.158	56.847	1,028.363
Global Fund—1.40% series contract	65,656.667	3,472.439	6,142.667	62,986.439
Global Fund—1.25% series contract	115,245.568	22,299.481	5,528.450	132,016.598
Global Fund—1.00% series contract	1,925.667	1,516.752	889.425	2,552.993
Main Street Fund—2.00% series contract	15,249.107	530.844	1,436.933	14,343.017
Main Street Fund—1.95% series contract	8,528.802	498.008	241.449	8,785.360
Main Street Fund—1.80% series contract	0.000	517.637	2.975	514.662
Main Street Fund—1.75% series contract	14,514.491	1,056.601	596.257	14,974.835
Main Street Fund—1.70% series contract	7.637	947.222	19.602	935.257
Main Street Fund—1.65% series contract *	1,007.826	403.496	666.978	744.344
Main Street Fund—1.65% series contract	1,315.474	11.124	1,077.040	249.558
Main Street Fund—1.55% series contract	4,985.605	0.000	171.766	4,813.839
Main Street Fund—1.50% series contract	776.306	82.812	33.330	825.788
Main Street Fund—1.45% series contract	283.033	0.000	21.237	261.796
Main Street Fund—1.40% series contract	96,530.458	3,692.822	16,339.817	83,883.463
Main Street Fund—1.25% series contract	63,772.202	66,850.728	2,844.732	127,778.198
Main Street Fund—1.00% series contract	3,412.812	1,315.590	2,388.009	2,340.393
Main Street Small Cap Fund—1.80% series contract	227.247	2,370.680	15.403	2,582.524
Main Street Small Cap Fund—1.75% series contract	2,097.646	118.887	780.941	1,435.592
Main Street Small Cap Fund—1.70% series contract	519.120	1.416	132.788	387.748
Main Street Small Cap Fund—1.65% series contract *	1,508.627	551.750	1,551.866	508.512
Main Street Small Cap Fund—1.65% series contract	2,506.062	316.132	1,492.666	1,329.527
Main Street Small Cap Fund—1.55% series contract	3,233.988	70.780	0.634	3,304.134
Main Street Small Cap Fund—1.50% series contract	1,505.143	145.735	0.437	1,650.441
Main Street Small Cap Fund—1.45% series contract	261.669	0.000	19.633	242.035
Main Street Small Cap Fund—1.40% series contract	86,492.934	3,712.391	10,817.510	79,387.815
Main Street Small Cap Fund—1.25% series contract	88,100.367	12,102.217	12,986.972	87,215.612
Main Street Small Cap Fund—1.00% series contract	1,928.397	380.757	1,196.583	1,112.571

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

30

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio—2.00% series contract	17,691.066	626.354	1,965.967	16,351.453
High Yield Portfolio—1.95% series contract	8,068.470	486.516	501.024	8,053.962
High Yield Portfolio—1.80% series contract	1,481.593	1,177.708	28.825	2,630.475
High Yield Portfolio—1.75% series contract	21,173.677	1,812.327	5,345.068	17,640.935
High Yield Portfolio—1.70% series contract	376.005	6.361	153.496	228.870
High Yield Portfolio—1.65% series contract *	2,672.906	0.000	41.670	2,631.236
High Yield Portfolio—1.65% series contract	8,542.708	553.801	2,320.372	6,776.137
High Yield Portfolio—1.55% series contract	12,389.881	1,516.038	2,382.106	11,523.813
High Yield Portfolio—1.50% series contract	5,197.815	809.343	2,526.471	3,480.687
High Yield Portfolio—1.45% series contract	1,005.786	327.244	638.728	694.303
High Yield Portfolio—1.40% series contract	30,840.492	2,554.429	4,448.309	28,946.612
High Yield Portfolio—1.25% series contract	166,240.829	38,260.295	27,710.406	176,790.718
High Yield Portfolio—1.00% series contract	5,433.995	1,741.729	1,656.128	5,519.596
Real Return Portfolio—2.00% series contract	5,995.128	270.246	377.077	5,888.297
Real Return Portfolio—1.95% series contract	260.260	38.577	11.581	287.257
Real Return Portfolio—1.80% series contract	27.249	2,364.300	0.219	2,391.331
Real Return Portfolio—1.75% series contract	16,295.335	1,584.751	4,002.766	13,877.320
Real Return Portfolio—1.70% series contract	1,196.932	6.050	828.972	374.010
Real Return Portfolio—1.65% series contract *	9,306.444	478.649	1,301.306	8,483.786
Real Return Portfolio—1.65% series contract	20,114.407	0.000	2,160.821	17,953.586
Real Return Portfolio—1.55% series contract	29,537.346	2,500.726	1,844.930	30,193.142
Real Return Portfolio—1.50% series contract	5,655.672	832.455	2,374.410	4,113.716
Real Return Portfolio—1.45% series contract	1,640.478	518.576	1,046.010	1,113.044
Real Return Portfolio—1.40% series contract	94,057.024	6,293.215	10,406.835	89,943.404
Real Return Portfolio—1.25% series contract	288,662.449	31,868.930	19,671.137	300,860.243
Real Return Portfolio—1.00% series contract	22,305.871	2,158.554	3,519.526	20,944.899
Total Return Portfolio—2.00% series contract	47,943.998	1,806.183	10,837.621	38,912.560
Total Return Portfolio—1.95% series contract	21,517.990	1,274.740	4,355.713	18,437.016
Total Return Portfolio—1.80% series contract	659.297	6,086.280	138.260	6,607.317
Total Return Portfolio—1.75% series contract	63,468.036	6,845.195	20,002.742	50,310.489
Total Return Portfolio—1.70% series contract	811.622	7.966	117.111	702.476
Total Return Portfolio—1.65% series contract *	11,883.339	128.118	4,835.831	7,175.627
Total Return Portfolio—1.65% series contract	21,344.893	2,143.193	1,723.715	21,764.371
Total Return Portfolio—1.55% series contract	49,697.625	3,595.654	7,577.585	45,715.695
Total Return Portfolio—1.50% series contract	10,100.972	4,535.019	2,010.296	12,625.695
Total Return Portfolio—1.45% series contract	5,544.565	2,810.101	1,031.525	7,323.141
Total Return Portfolio—1.40% series contract	137,212.625	9,092.293	14,428.610	131,876.308
Total Return Portfolio—1.25% series contract	687,327.616	84,446.429	39,825.474	731,948.571
Total Return Portfolio—1.00% series contract	37,506.775	4,598.636	5,375.588	36,729.823
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund—1.70% series contract	1,169.126	6.856	656.251	519.731
Guggenheim U.S. Long Short Equity Fund—1.65% series contract	1,520.627	170.041	814.169	876.499
Guggenheim U.S. Long Short Equity Fund—1.40% series contract	43,174.301	2,421.199	7,952.572	37,642.929
Wilshire Variable Insurance Trust:
2015 ETF Fund—1.75% series contract	16,893.168	277.674	634.379	16,536.463
2015 ETF Fund—1.70% series contract	759.653	0.000	713.257	46.396
2015 ETF Fund—1.65% series contract *	9.535	0.000	0.046	9.489
2015 ETF Fund—1.65% series contract	333.245	7.744	10.276	330.713
2015 ETF Fund—1.55% series contract	1,779.311	0.000	1,769.424	9.887
2015 ETF Fund—1.40% series contract	13,836.814	49.229	1,458.904	12,427.139
2015 ETF Fund—1.25% series contract	3,300.944	600.169	1,615.540	2,285.573
2015 ETF Fund—1.00% series contract	4,241.796	13.167	4,245.608	9.355
2025 ETF Fund—1.75% series contract	911.539	0.000	1.273	910.266
2025 ETF Fund—1.70% series contract	369.668	0.000	237.569	132.099
2025 ETF Fund—1.65% series contract *	8.248	0.000	0.170	8.078
2025 ETF Fund—1.65% series contract	9.515	0.000	0.046	9.468
2025 ETF Fund—1.55% series contract	12,322.556	216.423	7,259.758	5,279.221
2025 ETF Fund—1.50% series contract	0.000	98.439	0.000	98.439
2025 ETF Fund—1.40% series contract	16,723.447	3,733.504	269.813	20,187.138
2025 ETF Fund—1.25% series contract	34,941.943	7,647.905	4,763.402	37,826.446
2025 ETF Fund—1.00% series contract	1,848.634	609.026	1,142.295	1,315.365
2035 ETF Fund—1.75% series contract	9.495	0.000	0.047	9.448
2035 ETF Fund—1.70% series contract	8,354.338	2,100.911	0.000	10,455.249
2035 ETF Fund—1.65% series contract *	9.496	0.000	0.046	9.450
2035 ETF Fund—1.65% series contract	17.872	0.000	0.368	17.504
2035 ETF Fund—1.55% series contract	9.892	0.000	0.046	9.846
2035 ETF Fund—1.40% series contract	16,537.889	1,167.233	963.170	16,741.951
2035 ETF Fund—1.25% series contract	15,641.651	4,898.594	20.619	20,519.626
2035 ETF Fund—1.00% series contract	1,881.107	242.145	1,137.969	985.283

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

31

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 1/31/2014
AllianceBernstein Variable Products Series Fund, Inc.—Class B:
International Value Portfolio—1.80% series contract	481.097	54.391	0.000	535.488
International Value Portfolio—1.75% series contract	1,387.822	81.054	0.000	1,468.876
International Value Portfolio—1.65% series contract	9.536	0.000	0.000	9.536
International Value Portfolio—1.55% series contract	4,293.682	403.143	257.419	4,439.406
International Value Portfolio—1.50% series contract	1,180.626	131.819	0.000	1,312.445
International Value Portfolio—1.45% series contract	1,776.609	315.987	18.466	2,074.130
International Value Portfolio—1.25% series contract	70,975.595	7,670.379	4,399.406	74,246.568
International Value Portfolio—1.00% series contract	3,704.684	552.649	932.946	3,324.387
American Century Variable Portfolios—Class I:
Capital Appreciation Fund—1.75% series contract	0.000	823.168	0.053	823.115
Capital Appreciation Fund—1.70% series contract	0.000	312.474	0.000	312.474
Capital Appreciation Fund—1.65% series contract *	0.000	3,165.110	0.053	3,165.057
Capital Appreciation Fund—1.65% series contract	0.000	13,569.533	785.995	12,783.538
Capital Appreciation Fund—1.55% series contract	0.000	655.701	0.055	655.646
Capital Appreciation Fund—1.50% series contract	0.000	477.808	0.000	477.808
Capital Appreciation Fund—1.40% series contract	0.000	97,853.147	3,021.123	94,832.024
Capital Appreciation Fund—1.25% series contract	0.000	57,796.505	4,341.514	53,454.991
Capital Appreciation Fund—1.00% series contract	0.000	392.394	72.597	319.797
Vista Fund—1.75% series contract	732.228	12.284	744.512	0.000
Vista Fund—1.70% series contract	196.771	1.249	198.020	0.000
Vista Fund—1.65% series contract *	2,919.804	3.397	2,923.201	0.000
Vista Fund—1.65% series contract	8,439.271	91.682	8,530.953	0.000
Vista Fund—1.55% series contract	604.606	0.000	604.606	0.000
Vista Fund—1.40% series contract	59,309.148	1,065.665	60,374.813	0.000
Vista Fund—1.25% series contract	45,930.972	2,865.810	48,796.782	0.000
Vista Fund—1.00% series contract	635.991	15.838	651.829	0.000
American Century Variable Portfolios—Class II:
Large Company Value Fund—2.00% series contract	1,139.358	895.155	108.985	1,925.528
Large Company Value Fund—1.75% series contract	2,872.960	926.026	436.841	3,362.145
Large Company Value Fund—1.65% series contract *	2,043.035	6,192.212	0.903	8,234.344
Large Company Value Fund—1.65% series contract	987.334	0.000	0.002	987.332
Large Company Value Fund—1.55% series contract	18,246.673	1,566.388	4,421.035	15,392.026
Large Company Value Fund—1.50% series contract	1,279.434	192.853	158.686	1,313.601
Large Company Value Fund—1.40% series contract	41,333.943	7,212.875	4,518.530	44,028.288
Large Company Value Fund—1.25% series contract	169,647.092	45,992.484	7,347.505	208,292.071
Large Company Value Fund—1.00% series contract	2,656.664	2,470.434	205.972	4,921.126
Mid Cap Value Fund—2.00% series contract	592.047	437.681	70.724	959.004
Mid Cap Value Fund—1.80% series contract	91.365	0.000	0.000	91.365
Mid Cap Value Fund—1.75% series contract	1,024.280	256.212	422.474	858.018
Mid Cap Value Fund—1.70% series contract	266.295	13.979	6.698	273.576
Mid Cap Value Fund—1.65% series contract *	2,448.428	5,105.555	1,125.755	6,428.228
Mid Cap Value Fund—1.65% series contract	3,814.158	27.807	1,023.908	2,818.057
Mid Cap Value Fund—1.55% series contract	7,292.443	1,253.469	103.139	8,442.773
Mid Cap Value Fund—1.50% series contract	2,148.319	677.628	115.897	2,710.050
Mid Cap Value Fund—1.45% series contract	16.120	0.000	16.120	0.000
Mid Cap Value Fund—1.40% series contract	33,613.263	3,719.740	8,217.177	29,115.826
Mid Cap Value Fund—1.25% series contract	78,164.433	29,082.110	5,207.343	102,039.200
Mid Cap Value Fund—1.00% series contract	4,084.835	3,278.990	708.010	6,655.815
Ultra Fund—1.65% series contract	1,973.157	340.858	338.758	1,975.257
Ultra Fund—1.40% series contract	11,272.599	5,852.606	3,788.133	13,337.072
Calamos Advisors Trust:
Growth and Income Portfolio—1.75% series contract	310.660	0.065	9.242	301.483
Growth and Income Portfolio—1.70% series contract	24.041	0.000	0.000	24.041
Growth and Income Portfolio—1.65% series contract *	5,819.815	2,403.227	2,780.457	5,442.585
Growth and Income Portfolio—1.65% series contract	5,650.975	88.158	203.205	5,535.928
Growth and Income Portfolio—1.55% series contract	3,556.858	137.185	0.970	3,693.073
Growth and Income Portfolio—1.50% series contract	128.821	54.797	0.662	182.956
Growth and Income Portfolio—1.40% series contract	48,284.435	2,797.006	12,914.853	38,166.588
Growth and Income Portfolio—1.25% series contract	93,770.264	10,062.346	5,240.873	98,591.737
Growth and Income Portfolio—1.00% series contract	2,520.401	51.093	61.231	2,510.263
Davis Variable Account Fund, Inc.:
Value Portfolio—1.80% series contract	1,137.362	97.241	0.326	1,234.277
Value Portfolio—1.75% series contract	6,097.922	977.922	967.130	6,108.714
Value Portfolio—1.70% series contract	242.010	0.000	0.000	242.010
Value Portfolio—1.65% series contract *	4,499.497	11.676	89.421	4,421.752
Value Portfolio—1.65% series contract	8,662.865	808.911	759.193	8,712.583
Value Portfolio—1.55% series contract	22,025.578	3,038.408	2,660.617	22,403.369
Value Portfolio—1.50% series contract	5,511.241	693.644	169.262	6,035.623
Value Portfolio—1.45% series contract	6,600.291	772.513	67.874	7,304.930
Value Portfolio—1.40% series contract	81,403.127	7,312.749	28,621.266	60,094.610
Value Portfolio—1.25% series contract	417,311.416	32,518.738	14,267.275	435,562.879
Value Portfolio—1.00% series contract	27,222.864	2,370.899	6,680.010	22,913.753
Deutsche Variable Series II—Class A:
Global Growth VIP—1.75% series contract	9.585	0.000	0.049	9.536
Global Growth VIP—1.65% series contract	9.585	0.000	0.049	9.536
Global Growth VIP—1.55% series contract	9.987	0.000	0.054	9.933
Global Growth VIP—1.25% series contract	9,178.717	2,925.469	580.869	11,523.317
Global Growth VIP—1.00% series contract	9.480	0.000	0.064	9.416
Deutsche Variable Series II—Class B:
Small Mid Cap Value VIP—1.75% series contract	9.622	0.000	0.050	9.572
Small Mid Cap Value VIP—1.65% series contract	9.623	0.000	0.050	9.573
Small Mid Cap Value VIP—1.55% series contract	1,785.162	570.206	0.265	2,355.103
Small Mid Cap Value VIP—1.50% series contract	416.455	151.480	1.409	566.526
Small Mid Cap Value VIP—1.25% series contract	16,777.416	5,434.075	5,330.681	16,880.810
Small Mid Cap Value VIP—1.00% series contract	359.500	563.236	22.598	900.138

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

32

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.—1.80% series contract**	339.282	0.000	0.237	339.045
Socially Responsible Growth Fund, Inc.—1.75% series contract	9.507	0.000	0.052	9.455
Socially Responsible Growth Fund, Inc.—1.70% series contract	4,482.726	41.678	143.569	4,380.835
Socially Responsible Growth Fund, Inc.—1.65% series contract *	9.508	0.000	0.052	9.456
Socially Responsible Growth Fund, Inc.—1.65% series contract	385.031	0.000	270.317	114.714
Socially Responsible Growth Fund, Inc.—1.55% series contract	684.393	183.704	0.045	868.052
Socially Responsible Growth Fund, Inc.—1.50% series contract	122.670	13.800	0.822	135.648
Socially Responsible Growth Fund, Inc.—1.45% series contract	371.529	0.000	0.346	371.183
Socially Responsible Growth Fund, Inc.—1.40% series contract	38,772.125	3,598.678	5,311.200	37,059.603
Socially Responsible Growth Fund, Inc.—1.25% series contract	41,804.018	6,581.231	719.756	47,665.493
Socially Responsible Growth Fund, Inc.—1.00% series contract	34.684	95.050	33.747	95.987
Stock Index Fund, Inc.—2.00% series contract	34,816.711	1,960.518	7,760.767	29,016.462
Stock Index Fund, Inc.—1.95% series contract	17,305.194	925.567	1,837.498	16,393.263
Stock Index Fund, Inc.—1.80% series contract **	917.807	71.345	0.390	988.762
Stock Index Fund, Inc.—1.80% series contract	740.102	0.000	0.000	740.102
Stock Index Fund, Inc.—1.75% series contract	46,702.758	2,545.809	19,144.205	30,104.362
Stock Index Fund, Inc.—1.70% series contract	372.168	0.000	0.000	372.168
Stock Index Fund, Inc.—1.65% series contract *	7,173.250	7,776.098	5,202.746	9,746.602
Stock Index Fund, Inc.—1.65% series contract	8,101.664	80.001	1,233.401	6,948.264
Stock Index Fund, Inc.—1.55% series contract	38,059.375	14,888.729	10,117.447	42,830.657
Stock Index Fund, Inc.—1.50% series contract	7,518.684	1,605.085	245.241	8,878.528
Stock Index Fund, Inc.—1.45% series contract	11,739.705	674.715	50.818	12,363.602
Stock Index Fund, Inc.—1.40% series contract	456,070.970	26,302.069	50,799.341	431,573.698
Stock Index Fund, Inc.—1.25% series contract	490,948.018	70,300.614	10,264.912	550,983.720
Stock Index Fund, Inc.—1.00% series contract	36,519.040	4,095.483	7,375.833	33,238.690
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio—1.70% series contract	8.145	0.000	0.002	8.143
Technology Growth Portfolio—1.65% series contract	999.130	15.352	188.782	825.700
Technology Growth Portfolio—1.40% series contract	27,894.814	2,772.547	5,664.907	25,002.454
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio—1.75% series contract	9.527	0.000	0.053	9.474
MidCap Stock Portfolio—1.65% series contract *	9.529	0.000	0.054	9.475
MidCap Stock Portfolio—1.65% series contract	156.320	6.265	6.426	156.159
MidCap Stock Portfolio—1.55% series contract	491.851	0.000	36.246	455.605
MidCap Stock Portfolio—1.45% series contract	161.054	77.898	18.87	220.082
MidCap Stock Portfolio—1.40% series contract	3,015.660	7036.156	4266.386	5,785.430
MidCap Stock Portfolio—1.25% series contract	7,586.696	905.666	1531.863	6,960.499
MidCap Stock Portfolio—1.00% series contract	315.744	11.221	217.138	109.827
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio—2.00% series contract	213,017.609	137806.656	215281.515	135542.75
Money Market Portfolio—1.95% series contract	0.000	1965.844	1965.844	0.000
Money Market Portfolio—1.80% series contract **	4,197.043	69.556	4,168.606	97.993
Money Market Portfolio—1.80% series contract	2,473.664	0.000	0.001	2,473.663
Money Market Portfolio—1.75% series contract	106,601.691	158,821.650	186,385.669	79,037.672
Money Market Portfolio—1.70% series contract	18,732.761	870.666	2,622.800	16,980.627
Money Market Portfolio—1.65% series contract *	25,276.765	198.462	8,250.772	17,224.455
Money Market Portfolio—1.65% series contract	30,478.442	0.000	1,477.863	29,000.579
Money Market Portfolio—1.55% series contract	26,502.534	107,177.928	115,068.403	18,612.059
Money Market Portfolio—1.50% series contract	11,406.405	7,129.962	6,468.486	12,067.881
Money Market Portfolio—1.45% series contract	741.883	26.555	1.493	766.945
Money Market Portfolio—1.40% series contract	1,150,757.191	185,505.593	393,613.455	942,649.329
Money Market Portfolio—1.25% series contract	1,083,497.886	585,208.270	793,299.902	875,406.254
Money Market Portfolio—1.00% series contract	41,395.676	32,822.545	38,039.235	36,178.986
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio—1.80% series contract	793.326	0.000	0.003	793.323
Appreciation Portfolio—1.70% series contract	268.395	0.000	0.161	268.234
Appreciation Portfolio—1.65% series contract	3,088.013	16.221	605.177	2,499.057
Appreciation Portfolio—1.40% series contract	38,856.626	4,332.033	7,152.895	36,035.764
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio—2.00% series contract	1,227.957	50.851	0.000	1,278.808
Ibbotson Balanced ETF Asset Allocation Portfolio—1.85% series contract	16,328.286	206.708	251.748	16,283.246
Ibbotson Balanced ETF Asset Allocation Portfolio—1.80% series contract	719.557	0.000	0.502	719.055
Ibbotson Balanced ETF Asset Allocation Portfolio—1.75% series contract	15,115.464	79.735	14,031.315	1,163.884
Ibbotson Balanced ETF Asset Allocation Portfolio—1.70% series contract	2,393.185	0.000	323.447	2,069.738
Ibbotson Balanced ETF Asset Allocation Portfolio—1.65% series contract *	77,470.115	1,437.390	32,013.343	46,894.162
Ibbotson Balanced ETF Asset Allocation Portfolio—1.65% series contract	29,075.192	0.000	5,885.482	23,189.710
Ibbotson Balanced ETF Asset Allocation Portfolio—1.55% series contract	157,126.149	3,515.437	1,333.573	159,308.013
Ibbotson Balanced ETF Asset Allocation Portfolio—1.50% series contract	6,133.909	923.020	105.922	6,951.007
Ibbotson Balanced ETF Asset Allocation Portfolio—1.45% series contract	14,837.976	1,171.658	231.353	15,778.281
Ibbotson Balanced ETF Asset Allocation Portfolio—1.40% series contract	95,146.555	8,328.859	18,287.512	85,187.902
Ibbotson Balanced ETF Asset Allocation Portfolio—1.25% series contract	769,102.308	57,859.844	30,708.215	796,253.937
Ibbotson Balanced ETF Asset Allocation Portfolio—1.00% series contract	9,919.115	18,542.183	2,811.295	25,650.003
Ibbotson Balanced ETF Asset Allocation Portfolio—0.75% series contract	1,394.851	0.000	3.254	1,391.597
Ibbotson Conservative ETF Asset Allocation Portfolio—1.75% series contract	14,240.705	134.670	4,331.977	10,043.398
Ibbotson Conservative ETF Asset Allocation Portfolio—1.70% series contract	926.351	0.000	0.000	926.351
Ibbotson Conservative ETF Asset Allocation Portfolio—1.65% series contract *	6,753.603	6,562.138	650.095	12,665.646
Ibbotson Conservative ETF Asset Allocation Portfolio—1.65% series contract	1,425.573	91.191	25.244	1,491.520
Ibbotson Conservative ETF Asset Allocation Portfolio—1.55% series contract	27,604.041	817.317	12,708.472	15,712.886
Ibbotson Conservative ETF Asset Allocation Portfolio—1.50% series contract	10,847.591	385.980	4,806.796	6,426.775
Ibbotson Conservative ETF Asset Allocation Portfolio—1.45% series contract	12,291.194	71.171	264.062	12,098.303
Ibbotson Conservative ETF Asset Allocation Portfolio—1.40% series contract	10,549.328	997.491	278.234	11,268.585
Ibbotson Conservative ETF Asset Allocation Portfolio—1.25% series contract	295,553.092	9,047.823	60,015.839	244,585.076
Ibbotson Conservative ETF Asset Allocation Portfolio—1.00% series contract	9.542	0.000	0.065	9.477
Ibbotson Growth ETF Asset Allocation Portfolio—1.75% series contract*	41,480.365	8,294.840	7,879.795	41,895.410
Ibbotson Growth ETF Asset Allocation Portfolio—1.70% series contract	924.820	0.000	263.560	661.260
Ibbotson Growth ETF Asset Allocation Portfolio—1.65% series contract *	240,036.899	10,427.227	103,755.571	146,708.555
Ibbotson Growth ETF Asset Allocation Portfolio—1.65% series contract	114,969.247	620.274	87,103.839	28,485.682
Ibbotson Growth ETF Asset Allocation Portfolio—1.55% series contract	210,511.250	10,797.905	11,896.787	209,412.368
Ibbotson Growth ETF Asset Allocation Portfolio—1.50% series contract	377.524	291.075	3.722	664.877
Ibbotson Growth ETF Asset Allocation Portfolio—1.45% series contract	52,213.662	4,261.283	533.910	55,941.035
Ibbotson Growth ETF Asset Allocation Portfolio—1.40% series contract	91,524.129	1,923.764	54,658.779	38,789.114
Ibbotson Growth ETF Asset Allocation Portfolio—1.25% series contract	1,519,741.820	120,375.437	83,860.090	1,556,257.167
Ibbotson Growth ETF Asset Allocation Portfolio—1.00% series contract	19,199.321	1,618.901	7,531.669	13,286.553

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

33

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio—2.00% series contract	1,174.687	52.542	0.002	1,227.227
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.75% series contract	17,119.724	14,522.313	868.775	30,773.262
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.70% series contract	85.209	0.000	0.000	85.209
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.65% series contract *	104,921.542	2,495.205	10,811.106	96,605.641
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.65% series contract	16,121.950	0.000	11,543.762	4,578.188
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.55% series contract	23,424.664	842.372	2,278.243	21,988.793
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.50% series contract	1,781.296	306.413	5.175	2,082.534
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.45% series contract	44,354.512	4,862.793	625.163	48,592.142
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.40% series contract	32,716.286	3,229.274	756.366	35,189.194
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.25% series contract	448,103.003	29,798.331	110,770.054	367,131.280
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.00% series contract	3,050.336	1,143.408	9.444	4,184.300
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value VIP Fund—1.75% series contract	608.270	433.952	118.182	924.040
Franklin Small Cap Value VIP Fund—1.65% series contract	1,314.104	1,472.341	796.499	1,989.946
Franklin Small Cap Value VIP Fund—1.55% series contract	4,628.030	203.136	148.320	4,682.846
Franklin Small Cap Value VIP Fund—1.50% series contract	467.640	102.191	127.722	442.109
Franklin Small Cap Value VIP Fund—1.45% series contract	313.753	5.258	88.360	230.651
Franklin Small Cap Value VIP Fund—1.25% series contract	35,127.923	9,999.995	4,094.734	41,033.184
Franklin Small Cap Value VIP Fund—1.00% series contract	641.056	498.949	92.878	1,047.127
Franklin U.S. Government Securities VIP Fund—2.00% series contract	3,714.469	1,397.501	3,712.873	1,399.097
Franklin U.S. Government Securities VIP Fund—1.95% series contract	219.916	36.232	256.148	0.000
Franklin U.S. Government Securities VIP Fund—1.80% series contract	1,048.794	0.143	0.361	1,048.576
Franklin U.S. Government Securities VIP Fund—1.75% series contract	20,831.730	628.566	12,524.308	8,935.988
Franklin U.S. Government Securities VIP Fund—1.65% series contract	2,211.829	550.309	28.625	2,733.513
Franklin U.S. Government Securities VIP Fund—1.55% series contract	9,389.533	9,834.880	10,139.318	9,085.095
Franklin U.S. Government Securities VIP Fund—1.50% series contract	274.804	17.460	0.906	291.358
Franklin U.S. Government Securities VIP Fund—1.45% series contract	132.734	4.375	0.266	136.843
Franklin U.S. Government Securities VIP Fund—1.25% series contract	129,780.886	14,922.142	16,706.334	127,996.694
Franklin U.S. Government Securities VIP Fund—1.00% series contract	10,085.613	1,380.175	1,637.017	9,828.771
Mutual Global Discovery VIP Fund—1.80% series contract	991.463	11.050	187.526	814.987
Mutual Global Discovery VIP Fund—1.75% series contract	181.796	109.749	245.469	46.076
Mutual Global Discovery VIP Fund—1.65% series contract	3,501.514	1,970.208	355.408	5,116.314
Mutual Global Discovery VIP Fund—1.55% series contract	1,526.026	462.439	0.723	1,987.742
Mutual Global Discovery VIP Fund—1.50% series contract	1,847.228	707.800	468.636	2,086.392
Mutual Global Discovery VIP Fund—1.25% series contract	120,723.805	26,838.417	22,953.828	124,608.394
Mutual Global Discovery VIP Fund—1.00% series contract	791.664	165.670	0.077	957.257
Mutual Shares VIP Fund—2.00% series contract	14,785.917	924.094	15,710.011	0.000
Mutual Shares VIP Fund—1.95% series contract	6,871.805	397.733	7,269.538	0.000
Mutual Shares VIP Fund—1.80% series contract	904.066	13.850	917.916	0.000
Mutual Shares VIP Fund—1.75% series contract	18,706.665	1,235.225	14,939.227	5,002.663
Mutual Shares VIP Fund—1.65% series contract	7,727.777	3,300.525	5,261.128	5,767.174
Mutual Shares VIP Fund—1.55% series contract	3,278.926	3,749.319	542.314	6,485.931
Mutual Shares VIP Fund—1.50% series contract	4,542.600	420.771	2,176.360	2,787.011
Mutual Shares VIP Fund—1.25% series contract	211,672.314	19,473.963	122,001.403	109,144.874
Mutual Shares VIP Fund—1.00% series contract	3,346.149	175.000	521.921	2,999.228
Templeton Foreign VIP Fund—2.00% series contract	9,044.519	30,447.741	1,423.554	38,068.706
Templeton Foreign VIP Fund—1.95% series contract	3,848.272	15,730.394	99.842	19,478.824
Templeton Foreign VIP Fund—1.75% series contract	8,652.799	27,504.513	914.452	35,242.860
Templeton Foreign VIP Fund—1.70% series contract	671.552	0.000	104.763	566.789
Templeton Foreign VIP Fund—1.65% series contract *	1,739.837	5,726.292	33.535	7,432.594
Templeton Foreign VIP Fund—1.65% series contract	1,737.176	178.270	0.987	1,914.459
Templeton Foreign VIP Fund—1.55% series contract	13,125.453	2,040.834	3,005.993	12,160.294
Templeton Foreign VIP Fund—1.50% series contract	4,259.369	2,462.689	144.318	6,577.740
Templeton Foreign VIP Fund—1.40% series contract	42,924.730	3,564.902	8,042.159	38,447.473
Templeton Foreign VIP Fund—1.25% series contract	87,296.023	40,154.411	9,935.226	117,515.208
Templeton Foreign VIP Fund—1.00% series contract	4,016.438	4,369.292	196.163	8,189.567
Templeton Global Bond VIP Fund—2.00% series contract	432.245	372.881	32.457	772.669
Templeton Global Bond VIP Fund—1.80% series contract	1,040.524	53.423	3.044	1,090.903
Templeton Global Bond VIP Fund—1.75% series contract	8,811.179	1,080.422	3,463.608	6,427.993
Templeton Global Bond VIP Fund—1.65% series contract	5,361.156	3,979.155	1,493.009	7,847.302
Templeton Global Bond VIP Fund—1.55% series contract	10,327.541	512.962	894.254	9,946.249
Templeton Global Bond VIP Fund—1.50% series contract	1,476.443	743.002	319.874	1,899.571
Templeton Global Bond VIP Fund—1.25% series contract	188,665.026	59,723.979	13,582.946	234,806.059
Templeton Global Bond VIP Fund—1.00% series contract	1,315.259	897.751	208.347	2,004.663
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund—2.00% series contract	1,532.968	36.298	109.923	1,459.343
American Value Fund—1.95% series contract	841.803	60.923	39.730	862.996
American Value Fund—1.80% series contract	350.767	27.777	0.005	378.539
American Value Fund—1.75% series contract	2,042.437	269.169	226.120	2,085.486
American Value Fund—1.70% series contract	477.900	0.000	46.966	430.934
American Value Fund—1.65% series contract *	1,102.751	18.859	11.222	1,110.388
American Value Fund—1.65% series contract	9,042.017	336.040	1,255.004	8,123.053
American Value Fund—1.55% series contract	4,871.484	4,685.255	1,258.213	8,298.526
American Value Fund—1.50% series contract	1,062.701	1,078.349	5.729	2,135.321
American Value Fund—1.45% series contract	1,041.949	23.119	5.889	1,059.179
American Value Fund—1.40% series contract	75,742.432	5,465.931	7,451.456	73,756.907
American Value Fund—1.25% series contract	79,741.120	16,218.081	5,140.972	90,818.229
American Value Fund—1.00% series contract	6,392.303	1,012.211	1,329.887	6,074.627
Comstock Fund—2.00% series contract	17,993.318	1,290.251	3,783.169	15,500.400
Comstock Fund—1.95% series contract	8,223.427	696.684	219.516	8,700.595
Comstock Fund—1.80% series contract	0.000	628.391	4.705	623.686
Comstock Fund—1.75% series contract	20,482.591	1,596.900	2,698.791	19,380.700
Comstock Fund—1.70% series contract	1,578.606	52.019	33.632	1,596.993
Comstock Fund—1.65% series contract	23,489.579	3,466.996	522.066	26,434.509
Comstock Fund—1.55% series contract	2,294.240	1,135.958	10.569	3,419.629
Comstock Fund—1.50% series contract	2,997.345	1,840.982	375.440	4,462.887
Comstock Fund—1.45% series contract	1,387.851	33.161	59.181	1,361.831
Comstock Fund—1.40% series contract	200,398.831	10,795.337	17,950.541	193,243.627
Comstock Fund—1.25% series contract	45,899.585	112,277.215	9,707.673	148,469.127
Comstock Fund—1.00% series contract	2,047.982	950.397	793.647	2,204.732
Core Equity Fund—1.80% series contract	867.479	0.000	0.000	867.479
Core Equity Fund—1.70% series contract	6.507	0.000	0.002	6.505
Core Equity Fund—1.65% series contract	4,906.161	0.000	245.537	4,660.624
Core Equity Fund—1.40% series contract	22,343.406	2,128.596	606.698	23,865.304
Diversified Dividend Fund—1.70% series contract	121.290	0.000	0.109	121.181
Diversified Dividend Fund—1.65% series contract	4,713.939	424.914	461.541	4,677.312
Diversified Dividend Fund—1.40% series contract	19,436.509	3,475.809	2,543.387	20,368.931

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

34

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Invesco Variable Insurance Funds—Series I Shares:
Global Health Care Fund—1.80% series contract	82.770	0.000	0.000	82.770
Global Health Care Fund—1.70% series contract	788.604	2.026	107.279	683.351
Global Health Care Fund—1.65% series contract	3,292.891	5.920	367.293	2,931.518
Global Health Care Fund—1.40% series contract	52,463.591	2,980.838	8,504.350	46,940.079
Small Cap Equity Fund—2.00% series contract	483.057	400.752	38.641	845.168
Small Cap Equity Fund—1.80% series contract **	268.483	4.073	272.556	0.000
Small Cap Equity Fund—1.80% series contract	536.966	0.000	0.003	536.963
Small Cap Equity Fund—1.75% series contract	1,107.207	302.753	408.896	1,001.064
Small Cap Equity Fund—1.70% series contract	546.441	21.140	9.993	557.588
Small Cap Equity Fund—1.65% series contract *	1,965.476	3,246.131	0.714	5,210.893
Small Cap Equity Fund—1.65% series contract	5,339.888	280.159	685.410	4,934.637
Small Cap Equity Fund—1.55% series contract	6,130.299	848.463	544.473	6,434.289
Small Cap Equity Fund—1.50% series contract	3,158.033	639.076	1,026.266	2,770.843
Small Cap Equity Fund—1.45% series contract	1,108.336	43.616	138.342	1,013.610
Small Cap Equity Fund—1.40% series contract	50,651.556	4,854.398	8,379.882	47,126.072
Small Cap Equity Fund—1.25% series contract	130,636.690	25,410.697	40,859.593	115,187.794
Small Cap Equity Fund—1.00% series contract	3,840.905	1,563.125	325.963	5,078.067
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund—2.00% series contract	791.125	518.255	145.410	1,163.970
Global Real Estate Fund—1.95% series contract	221.147	8.870	4.471	225.546
Global Real Estate Fund—1.80% series contract	1,614.499	1,044.909	1,020.629	1,638.779
Global Real Estate Fund—1.75% series contract	2,300.129	112.859	327.537	2,085.451
Global Real Estate Fund—1.65% series contract	5,747.619	4,546.261	101.919	10,191.961
Global Real Estate Fund—1.55% series contract	18,738.044	1,805.428	596.720	19,946.752
Global Real Estate Fund—1.50% series contract	4,092.444	1,312.748	180.707	5,224.485
Global Real Estate Fund—1.45% series contract	1,476.770	205.891	15.349	1,667.312
Global Real Estate Fund—1.25% series contract	247,222.023	47,191.482	9,411.650	285,001.855
Global Real Estate Fund—1.00% series contract	7,341.409	2,095.830	1,733.240	7,703.999
Government Securities Fund—1.70% series contract	1,092.189	4.015	106.389	989.815
Government Securities Fund—1.65% series contract	12,783.311	67.774	123.934	12,727.151
Government Securities Fund—1.40% series contract	36,678.729	13,758.286	17,768.548	32,668.467
International Growth Fund—2.00% series contract	9,022.581	9,028.249	1,813.128	16,237.702
International Growth Fund—1.95% series contract	4,643.985	5,284.018	122.830	9,805.173
International Growth Fund—1.80% series contract	230.858	943.338	241.461	932.735
International Growth Fund—1.75% series contract	13,507.099	8,761.768	1,666.064	20,602.803
International Growth Fund—1.65% series contract	708.285	2,018.796	21.946	2,705.135
International Growth Fund—1.55% series contract	5,800.035	167.333	738.150	5,229.218
International Growth Fund—1.50% series contract	1,853.080	2,828.565	769.910	3,911.735
International Growth Fund—1.45% series contract	641.956	13.259	204.156	451.059
International Growth Fund—1.25% series contract	109,905.929	127,013.100	10,945.117	225,973.912
International Growth Fund—1.00% series contract	4,512.773	1,831.782	719.461	5,625.094
Mid Cap Core Equity Fund—2.00% series contract	8,029.645	493.647	7,689.886	833.406
Mid Cap Core Equity Fund—1.95% series contract	3,397.771	199.303	3,597.074	0.000
Mid Cap Core Equity Fund—1.80% series contract	1,127.803	12.551	86.824	1,053.530
Mid Cap Core Equity Fund—1.75% series contract	6,382.696	499.373	6,504.996	377.073
Mid Cap Core Equity Fund—1.70% series contract	74.177	0.000	0.001	74.176
Mid Cap Core Equity Fund—1.65% series contract *	9.528	0.000	0.046	9.482
Mid Cap Core Equity Fund—1.65% series contract	1,860.024	219.313	46.616	2,032.721
Mid Cap Core Equity Fund—1.55% series contract	694.465	2,383.307	0.206	3,077.566
Mid Cap Core Equity Fund—1.50% series contract	2,009.098	549.068	1,434.113	1,124.053
Mid Cap Core Equity Fund—1.45% series contract	1,173.766	28.443	376.143	826.066
Mid Cap Core Equity Fund—1.40% series contract	25,127.077	3,100.636	1,680.371	26,547.342
Mid Cap Core Equity Fund—1.25% series contract	83,466.500	19,687.378	13,465.496	89,688.382
Mid Cap Core Equity Fund—1.00% series contract	1,508.643	581.115	632.509	1,457.249
Mid Cap Growth Fund—2.00% series contract	1,247.952	306.513	14.646	1,539.819
Mid Cap Growth Fund—1.80% series contract **	552.489	46.486	0.208	598.767
Mid Cap Growth Fund—1.80% series contract	950.761	0.000	0.001	950.760
Mid Cap Growth Fund—1.75% series contract	2,036.575	103.875	175.363	1,965.087
Mid Cap Growth Fund—1.70% series contract	1,186.407	93.138	237.396	1,042.149
Mid Cap Growth Fund—1.65% series contract *	1,308.410	5.729	66.031	1,248.108
Mid Cap Growth Fund—1.65% series contract	3,506.954	0.000	129.236	3,377.718
Mid Cap Growth Fund—1.55% series contract	13,159.780	2,425.651	1,128.459	14,456.972
Mid Cap Growth Fund—1.50% series contract	3,737.240	392.814	146.509	3,983.545
Mid Cap Growth Fund—1.45% series contract	2,568.219	304.531	25.116	2,847.634
Mid Cap Growth Fund—1.40% series contract	76,978.202	3,901.932	9,385.938	71,494.196
Mid Cap Growth Fund—1.25% series contract	197,948.192	23,674.270	15,583.908	206,038.554
Mid Cap Growth Fund—1.00% series contract	14,333.646	1,639.860	3,707.585	12,265.921
Utilities Fund—1.80% series contract	83.281	0.000	0.000	83.281
Utilities Fund—1.70% series contract	87.202	0.000	0.004	87.198
Utilities Fund—1.65% series contract	5,997.869	440.928	1,803.869	4,634.928
Utilities Fund—1.40% series contract	67,304.497	5,414.512	15,166.259	57,552.750

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

35

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Janus Aspen Series—Service Shares:
Balanced Portfolio—2.00% series contract	23,045.596	1,605.254	9,448.418	15,202.432
Balanced Portfolio—1.95% series contract	10,078.762	595.529	3,767.701	6,906.590
Balanced Portfolio—1.80% series contract**	1,379.280	0.000	0.000	1,379.280
Balanced Portfolio—1.80% series contract	838.067	0.000	0.004	838.063
Balanced Portfolio—1.75% series contract	39,769.751	20,690.340	10,524.603	49,935.488
Balanced Portfolio—1.70% series contract	2,857.837	217.697	198.155	2,877.379
Balanced Portfolio—1.65% series contract *	5,174.460	22.689	1,345.107	3,852.042
Balanced Portfolio—1.65% series contract	16,782.929	912.567	2,447.062	15,248.434
Balanced Portfolio—1.55% series contract	30,520.461	1,765.538	2,018.249	30,267.750
Balanced Portfolio—1.50% series contract	3,661.492	267.733	1,010.644	2,918.581
Balanced Portfolio—1.45% series contract	3,020.830	619.846	9.184	3,631.492
Balanced Portfolio—1.40% series contract	117,938.557	6,808.753	12,786.409	111,960.901
Balanced Portfolio—1.25% series contract	206,565.454	52,512.438	11,306.754	247,771.138
Balanced Portfolio—1.00% series contract	2,540.445	1,522.713	1,394.061	2,669.097
Enterprise Portfolio—2.00% series contract	826.493	610.656	78.496	1,358.653
Enterprise Portfolio—1.80% series contract	198.999	0.000	0.000	198.999
Enterprise Portfolio—1.75% series contract	1,495.123	301.728	706.859	1,089.992
Enterprise Portfolio—1.70% series contract	162.799	0.000	118.669	44.130
Enterprise Portfolio—1.65% series contract *	2,720.303	5,785.956	31.237	8,475.022
Enterprise Portfolio—1.65% series contract	592.907	81.862	5.493	669.276
Enterprise Portfolio—1.55% series contract	10,031.557	4,883.412	6,896.580	8,018.389
Enterprise Portfolio—1.50% series contract	2,367.323	722.336	194.198	2,895.461
Enterprise Portfolio—1.40% series contract	29,217.748	2,398.891	6,486.289	25,130.350
Enterprise Portfolio—1.25% series contract	76,852.222	27,752.320	4,208.172	100,396.370
Enterprise Portfolio—1.00% series contract	2,041.681	3,009.343	425.155	4,625.869
Global Research Portfolio—1.70% series contract	113.133	0.000	0.172	112.961
Global Research Portfolio—1.65% series contract	111.603	0.000	111.603	0.000
Global Research Portfolio—1.40% series contract	9,094.829	262.969	1,170.356	8,187.442
Janus Portfolio—2.00% series contract	26,116.317	1,626.165	6,118.497	21,623.985
Janus Portfolio—1.95% series contract	12,151.058	677.214	1,300.647	11,527.625
Janus Portfolio—1.80% series contract	601.599	84.581	9.080	677.100
Janus Portfolio—1.75% series contract	21,956.428	1,551.420	3,391.503	20,116.345
Janus Portfolio—1.70% series contract	1,576.961	190.716	0.004	1,767.673
Janus Portfolio—1.65% series contract *	3,098.164	54.248	759.421	2,392.991
Janus Portfolio—1.65% series contract	1,080.292	0.886	11.240	1,069.938
Janus Portfolio—1.55% series contract	4,010.865	595.088	884.854	3,721.099
Janus Portfolio—1.50% series contract	2,229.643	300.837	584.658	1,945.822
Janus Portfolio—1.40% series contract	40,026.442	1,345.738	10,390.519	30,981.661
Janus Portfolio—1.25% series contract	122,228.179	34,328.032	4,729.610	151,826.601
Janus Portfolio—1.00% series contract	2,740.511	832.966	769.781	2,803.696
Overseas Portfolio—2.00% series contract	1,125.203	0.000	0.000	1,125.203
Overseas Portfolio—1.80% series contract	1,156.616	145.182	0.416	1,301.382
Overseas Portfolio—1.75% series contract	37,927.263	540.506	3,122.059	35,345.710
Overseas Portfolio—1.70% series contract	193.257	0.000	22.734	170.523
Overseas Portfolio—1.65% series contract *	13,165.492	410.971	3,571.492	10,004.971
Overseas Portfolio—1.65% series contract	7,422.874	443.887	1,152.754	6,714.007
Overseas Portfolio—1.55% series contract	30,530.541	6,396.425	3,907.896	33,019.070
Overseas Portfolio—1.50% series contract	5,237.813	2,265.891	99.406	7,404.298
Overseas Portfolio—1.45% series contract	7,574.174	1,378.899	381.876	8,571.197
Overseas Portfolio—1.40% series contract	134,064.377	13,811.592	17,392.691	130,483.278
Overseas Portfolio—1.25% series contract	604,001.460	73,908.321	18,661.765	659,248.016
Overseas Portfolio—1.00% series contract	42,498.651	5,848.964	10,093.907	38,253.708
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio—1.75% series contract	647.386	0.000	637.790	9.596
Core Plus Fixed Income Portfolio—1.70% series contract	888.368	172.101	100.438	960.031
Core Plus Fixed Income Portfolio—1.65% series contract *	13,288.265	0.000	3.579	13,284.686
Core Plus Fixed Income Portfolio—1.65% series contract	9.644	0.000	0.048	9.596
Core Plus Fixed Income Portfolio—1.55% series contract	1,447.254	8.627	49.037	1,406.844
Core Plus Fixed Income Portfolio—1.40% series contract	27,970.993	3,348.490	4,926.910	26,392.573
Core Plus Fixed Income Portfolio—1.25% series contract	47.082	562.304	0.797	608.589
Core Plus Fixed Income Portfolio—1.00% series contract	1,702.086	118.649	129.141	1,691.594
Mid Cap Growth Portfolio—1.80% series contract	295.315	0.000	0.205	295.110
Mid Cap Growth Portfolio—1.75% series contract	1,107.130	17.864	72.126	1,052.868
Mid Cap Growth Portfolio—1.70% series contract	92.589	0.000	13.603	78.986
Mid Cap Growth Portfolio—1.65% series contract *	6,621.838	0.000	420.996	6,200.842
Mid Cap Growth Portfolio—1.65% series contract	1,473.464	1,765.983	1,145.070	2,094.377
Mid Cap Growth Portfolio—1.55% series contract	9,114.167	695.567	2,054.443	7,755.291
Mid Cap Growth Portfolio—1.50% series contract	1,117.983	1,248.394	140.273	2,226.104
Mid Cap Growth Portfolio—1.45% series contract	172.467	85.669	4.022	254.114
Mid Cap Growth Portfolio—1.40% series contract	21,293.360	3,080.272	5,376.278	18,997.354
Mid Cap Growth Portfolio—1.25% series contract	73,704.464	15,777.353	5,583.666	83,898.151
Mid Cap Growth Portfolio—1.00% series contract	3,786.443	745.549	1,766.028	2,765.964
U.S. Real Estate Portfolio—1.80% series contract	240.668	0.000	0.000	240.668
U.S. Real Estate Portfolio—1.70% series contract	1,550.659	49.066	183.685	1,416.040
U.S. Real Estate Portfolio—1.65% series contract	7,323.535	505.221	333.539	7,495.217
U.S. Real Estate Portfolio—1.40% series contract	112,054.383	5,938.995	9,624.342	108,369.036

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

36

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio—1.80% series contract	85.062	0.000	0.001	85.061
Guardian Portfolio—1.75% series contract	3,025.984	666.061	760.453	2,931.592
Guardian Portfolio—1.70% series contract	182.991	0.000	0.003	182.988
Guardian Portfolio—1.65% series contract *	9.410	0.000	0.047	9.363
Guardian Portfolio—1.65% series contract	218.459	0.000	0.000	218.459
Guardian Portfolio—1.55% series contract	3,284.892	19.336	143.660	3,160.568
Guardian Portfolio—1.50% series contract	1,276.871	50.767	440.957	886.681
Guardian Portfolio—1.45% series contract	1,505.509	18.885	38.299	1,486.095
Guardian Portfolio—1.40% series contract	57,328.135	3,236.221	8,038.629	52,525.727
Guardian Portfolio—1.25% series contract	55,102.739	14,052.627	5,883.326	63,272.040
Guardian Portfolio—1.00% series contract	2,014.733	403.816	331.889	2,086.660
Small-Cap Growth Portfolio—1.70% series contract	1,032.543	31.675	45.881	1,018.337
Small-Cap Growth Portfolio—1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio—1.40% series contract	10,256.422	1,277.822	565.423	10,968.821
Oppenheimer Variable Account Funds—Service Shares:
Capital Appreciation Fund—2.00% series contract	867.384	700.554	94.888	1,473.050
Capital Appreciation Fund—1.80% series contract	2,164.528	75.584	0.537	2,239.575
Capital Appreciation Fund—1.75% series contract	6,406.901	947.291	373.128	6,981.064
Capital Appreciation Fund—1.70% series contract	77.934	0.000	0.159	77.775
Capital Appreciation Fund—1.65% series contract *	566.079	292.612	71.096	787.595
Capital Appreciation Fund—1.65% series contract	2,386.359	5,127.361	15.642	7,498.078
Capital Appreciation Fund—1.55% series contract	24,649.223	1,937.696	2,743.83	23,843.087
Capital Appreciation Fund—1.50% series contract	6,535.108	877.548	259.47	7,153.186
Capital Appreciation Fund—1.45% series contract	3,493.916	398.371	34.263	3,858.024
Capital Appreciation Fund—1.40% series contract	42,228.573	2,784.110	4,788.45	40,224.238
Capital Appreciation Fund—1.25% series contract	296,023.676	41,836.795	10,346.90	327,513.572
Capital Appreciation Fund—1.00% series contract	24,579.217	2,983.242	5,227.633	22,334.826
Capital Income Fund—1.75% series contract	9.585	0.000	0.045	9.540
Capital Income Fund—1.70% series contract	145.497	51.148	142.619	54.026
Capital Income Fund—1.65% series contract *	1,766.008	57.319	1,038.717	784.610
Capital Income Fund—1.65% series contract	10,070.513	269.120	769.306	9,570.327
Capital Income Fund—1.55% series contract	177.691	0.000	0.048	177.643
Capital Income Fund—1.40% series contract	57,380.189	2,590.128	5,383.805	54,586.512
Capital Income Fund—1.25% series contract	16,392.360	2,810.120	153.369	19,049.111
Capital Income Fund—1.00% series contract	9.485	0.000	0.063	9.422
Global Fund—2.00% series contract	9,436.828	1,011.591	1,583.922	8,864.497
Global Fund—1.95% series contract	4,358.811	433.964	112.990	4,679.785
Global Fund—1.80% series contract**	202.551	0.000	0.000	202.551
Global Fund—1.80% series contract	772.674	0.000	0.000	772.674
Global Fund—1.75% series contract	15,172.972	1,194.890	6,300.634	10,067.228
Global Fund—1.70% series contract	232.428	0.000	30.213	202.215
Global Fund—1.65% series contract *	2,238.490	1,415.935	1,956.582	1,697.843
Global Fund—1.65% series contract	4,089.249	415.289	203.868	4,300.670
Global Fund—1.55% series contract	2,749.851	0.000	641.135	2,108.716
Global Fund—1.50% series contract	386.650	148.729	9.327	526.052
Global Fund—1.40% series contract	67,824.783	2,624.146	4,792.262	65,656.667
Global Fund—1.25% series contract	102,696.984	19,237.130	6,688.546	115,245.568
Global Fund—1.00% series contract	187.711	1,921.676	183.720	1,925.667
Main Street Fund—2.00% series contract	18,228.012	1,166.063	4,144.968	15,249.107
Main Street Fund—1.95% series contract	8,878.260	458.284	807.742	8,528.802
Main Street Fund—1.75% series contract	15,545.979	1,531.965	2,563.453	14,514.491
Main Street Fund—1.70% series contract	14.911	0.000	7.274	7.637
Main Street Fund—1.65% series contract *	2,101.825	83.177	1,177.176	1,007.826
Main Street Fund—1.65% series contract	362.332	1,030.062	76.920	1,315.474
Main Street Fund—1.55% series contract	5,249.910	0.000	264.305	4,985.605
Main Street Fund—1.50% series contract	653.614	170.083	47.391	776.306
Main Street Fund—1.45% series contract	277.546	29.755	24.268	283.033
Main Street Fund—1.40% series contract	105,978.926	6,390.779	15,839.247	96,530.458
Main Street Fund—1.25% series contract	56,639.214	10,187.078	3,054.090	63,772.202
Main Street Fund—1.00% series contract	2,814.743	757.997	159.928	3,412.812
Main Street Small Cap Fund—1.80% series contract	8,699.714	675.971	9,148.438	227.247
Main Street Small Cap Fund—1.75% series contract	2,000.372	557.396	460.122	2,097.646
Main Street Small Cap Fund—1.70% series contract	695.995	4.435	181.310	519.120
Main Street Small Cap Fund—1.65% series contract *	2,482.574	110.178	1,084.125	1,508.627
Main Street Small Cap Fund—1.65% series contract	2,903.273	54.386	451.597	2,506.062
Main Street Small Cap Fund—1.55% series contract	6,118.398	3,504.910	6,389.320	3,233.988
Main Street Small Cap Fund—1.50% series contract	512.194	1,382.666	389.717	1,505.143
Main Street Small Cap Fund—1.45% series contract	211.909	72.194	22.434	261.669
Main Street Small Cap Fund—1.40% series contract	94,635.406	6,959.234	15,101.706	86,492.934
Main Street Small Cap Fund—1.25% series contract	48,437.982	43,058.790	3,396.405	88,100.367
Main Street Small Cap Fund—1.00% series contract	906.969	1,366.706	345.278	1,928.397

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

37

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio—2.00% series contract	17,986.897	2,580.177	2,876.008	17,691.066
High Yield Portfolio—1.95% series contract	7,312.537	949.036	193.103	8,068.470
High Yield Portfolio—1.80% series contract	1,419.375	69.454	7.236	1,481.593
High Yield Portfolio—1.75% series contract	20,848.798	3,248.672	2,923.793	21,173.677
High Yield Portfolio—1.70% series contract	536.683	78.461	239.139	376.005
High Yield Portfolio—1.65% series contract *	2,594.075	110.743	31.912	2,672.906
High Yield Portfolio—1.65% series contract	4,941.054	4,826.182	1,224.528	8,542.708
High Yield Portfolio—1.55% series contract	10,222.026	2,477.773	309.918	12,389.881
High Yield Portfolio—1.50% series contract	3,211.768	2,076.174	90.127	5,197.815
High Yield Portfolio—1.45% series contract	814.988	255.542	64.744	1,005.786
High Yield Portfolio—1.40% series contract	34,802.021	2,207.864	6,169.393	30,840.492
High Yield Portfolio—1.25% series contract	159,418.781	34,913.201	28,091.153	166,240.829
High Yield Portfolio—1.00% series contract	4,049.486	1,988.170	603.661	5,433.995
Real Return Portfolio—2.00% series contract	2,182.190	3,912.299	99.361	5,995.128
Real Return Portfolio—1.95% series contract	0.000	260.260	0.000	260.260
Real Return Portfolio—1.80% series contract	1,379.455	0.224	1,352.430	27.249
Real Return Portfolio—1.75% series contract	27,499.134	2,286.763	13,490.562	16,295.335
Real Return Portfolio—1.70% series contract	1,391.171	50.441	244.680	1,196.932
Real Return Portfolio—1.65% series contract *	3,451.733	6,463.089	608.378	9,306.444
Real Return Portfolio—1.65% series contract	21,888.150	0.000	1,773.743	20,114.407
Real Return Portfolio—1.55% series contract	36,749.823	1,751.399	8,963.876	29,537.346
Real Return Portfolio—1.50% series contract	4,163.935	1,567.868	76.131	5,655.672
Real Return Portfolio—1.45% series contract	995.624	656.707	11.853	1,640.478
Real Return Portfolio—1.40% series contract	120,050.017	5,398.800	31,391.793	94,057.024
Real Return Portfolio—1.25% series contract	265,939.980	34,805.810	12,083.341	288,662.449
Real Return Portfolio—1.00% series contract	22,114.244	3,154.948	2,963.321	22,305.871
Total Return Portfolio—2.00% series contract	47,473.317	8,463.811	7,993.130	47,943.998
Total Return Portfolio—1.95% series contract	19,200.374	2,832.122	514.506	21,517.990
Total Return Portfolio—1.80% series contract	515.845	144.994	1.542	659.297
Total Return Portfolio—1.75% series contract	76,716.085	9,903.516	23,151.565	63,468.036
Total Return Portfolio—1.70% series contract	900.999	8.040	97.417	811.622
Total Return Portfolio—1.65% series contract *	13,855.885	119.873	2,092.419	11,883.339
Total Return Portfolio—1.65% series contract	11,317.274	29,970.599	19,942.980	21,344.893
Total Return Portfolio—1.55% series contract	48,153.879	4,665.519	3,121.773	49,697.625
Total Return Portfolio—1.50% series contract	7,697.428	3,157.826	754.282	10,100.972
Total Return Portfolio—1.45% series contract	4,803.024	1,192.887	451.346	5,544.565
Total Return Portfolio—1.40% series contract	158,448.514	7,474.407	28,710.296	137,212.625
Total Return Portfolio—1.25% series contract	627,500.106	87,613.597	27,786.087	687,327.616
Total Return Portfolio—1.00% series contract	36,429.476	7,616.758	6,539.459	37,506.775
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund—1.70% series contract	1,249.548	46.274	126.696	1,169.126
Guggenheim U.S. Long Short Equity Fund—1.65% series contract	1,485.614	49.484	14.471	1,520.627
Guggenheim U.S. Long Short Equity Fund—1.40% series contract	45,459.979	2,969.943	5,255.621	43,174.301
Wilshire Variable Insurance Trust:
2015 ETF Fund—1.75% series contract	4,306.648	13,188.922	602.402	16,893.168
2015 ETF Fund—1.70% series contract	759.657	0.000	0.004	759.653
2015 ETF Fund—1.65% series contract *	9.588	0.000	0.053	9.535
2015 ETF Fund—1.65% series contract	333.748	4.124	4.627	333.245
2015 ETF Fund—1.55% series contract	1,779.353	0.000	0.042	1,779.311
2015 ETF Fund—1.40% series contract	16,874.725	92.988	3,130.899	13,836.814
2015 ETF Fund—1.25% series contract	2,150.707	1,280.269	130.032	3,300.944
2015 ETF Fund—1.00% series contract	4,187.483	72.676	18.363	4,241.796
2025 ETF Fund—1.75% series contract	9.566	1,804.051	902.078	911.539
2025 ETF Fund—1.70% series contract	517.006	0.000	147.338	369.668
2025 ETF Fund—1.65% series contract *	8.432	0.000	0.184	8.248
2025 ETF Fund—1.65% series contract	9.567	0.000	0.052	9.515
2025 ETF Fund—1.55% series contract	12,782.703	226.138	686.285	12,322.556
2025 ETF Fund—1.40% series contract	19,699.669	3,342.940	6,319.162	16,723.447
2025 ETF Fund—1.25% series contract	30,165.937	5,445.255	669.249	34,941.943
2025 ETF Fund—1.00% series contract	951.868	899.994	3.228	1,848.634
2035 ETF Fund—1.75% series contract	9.547	0.000	0.052	9.495
2035 ETF Fund—1.70% series contract	6,422.328	1,932.010	0.000	8,354.338
2035 ETF Fund—1.65% series contract *	9.548	0.000	0.052	9.496
2035 ETF Fund—1.65% series contract	18.254	0.000	0.382	17.872
2035 ETF Fund—1.55% series contract	9.939	0.000	0.047	9.892
2035 ETF Fund—1.40% series contract	17,218.567	2,126.648	2,807.326	16,537.889
2035 ETF Fund—1.25% series contract	13,285.231	2,575.659	219.239	15,641.651
2035 ETF Fund—1.00% series contract	1,531.638	352.952	3.483	1,881.107

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

38

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2015				Year Ended December 31, 2015
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	93	$6.389956	$6.797341	$616	2.39%	1.00%	1.80%	0.56%	1.38%
American Century Variable Portfolios—Class I:
Capital Appreciation Fund	168	10.785906	10.925277	1,829	0.00%	1.00%	1.75%	0.15%	0.91%
American Century Variable Portfolios—Class II:
Large Company Value Fund	325	12.524313	13.532585	4,386	1.38%	1.00%	2.00%	-5.97%	-5.01%
Mid Cap Value Fund	182	17.419990	18.822165	3,517	1.52%	1.00%	2.00%	-3.55%	-2.56%
Ultra Fund	7	17.113781	17.602055	120	0.46%	1.40%	1.65%	4.30%	4.57%
Calamos Advisors Trust:
Growth and Income Portfolio	145	13.203557	13.997317	1,962	2.74%	1.00%	1.75%	-0.65%	0.11%
Davis Variable Account Fund, Inc.:
Value Portfolio	545	12.385720	13.175017	6,999	0.80%	1.00%	1.80%	-0.23%	0.58%
Deutsche Variable Series II—Class A:
Global Growth VIP	15	9.425663	9.992510	143	0.87%	1.00%	1.75%	-2.96%	-2.22%
Deutsche Variable Series II—Class B:
Small Mid Cap Value VIP	22	14.617677	15.262445	327	0.00%	1.00%	1.75%	-3.92%	-3.19%
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	84	15.207875	16.176788	1,479	0.86%	1.00%	1.80%	-5.15%	-4.38%
Stock Index Fund, Inc.	1,161	14.419933	15.580670	20,855	1.57%	1.00%	2.00%	-1.15%	-0.14%
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	23	20.194003	20.887553	487	0.00%	1.40%	1.70%	4.35%	4.67%
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	11	16.033158	16.997157	183	0.37%	1.00%	1.75%	-4.22%	-3.49%
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	2,417	0.860890	0.936984	2,263	0.00%	1.00%	2.00%	-2.28%	-1.07%
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	37	18.423364	19.451884	723	1.45%	1.40%	1.80%	-4.47%	-4.08%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,089	11.063625	12.187533	12,671	1.38%	0.75%	2.00%	-4.18%	-2.96%
Ibbotson Conservative ETF Asset Allocation Portfolio	306	10.608506	11.246192	3,364	1.19%	1.00%	1.75%	-2.94%	-2.20%
Ibbotson Growth ETF Asset Allocation Portfolio	1,972	11.253953	11.930567	22,935	1.26%	1.00%	1.75%	-4.22%	-3.49%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	607	10.721746	11.584790	6,835	1.52%	1.00%	2.00%	-3.64%	-2.66%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value VIP Fund	54	20.848240	21.933613	1,161	0.62%	1.00%	1.75%	-9.01%	-8.31%
Franklin U.S. Government Securities VIP Fund	167	10.696764	11.557627	1,883	2.42%	1.00%	2.00%	-1.53%	-0.53%
Mutual Global Discovery VIP Fund	113	16.805218	17.983326	1,990	2.52%	1.00%	2.00%	-5.58%	-4.61%
Mutual Shares VIP Fund	128	12.104065	12.831752	1,607	3.17%	1.00%	1.75%	-6.60%	-5.89%
Templeton Foreign VIP Fund	410	8.557348	9.246393	3,671	2.95%	1.00%	2.00%	-8.36%	-7.43%
Templeton Global Bond VIP Fund	263	12.823884	13.723003	3,539	8.17%	1.00%	2.00%	-6.22%	-5.26%
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	195	14.248896	15.396001	4,037	0.32%	1.00%	2.00%	-10.94%	-10.04%
Comstock Fund	375	13.628181	14.291428	5,244	1.82%	1.00%	2.00%	-7.86%	-6.92%
Core Equity Fund	29	14.569161	15.153952	439	1.17%	1.40%	1.80%	-7.47%	-7.09%
Diversified Dividend Fund	24	15.252667	15.471471	367	1.94%	1.40%	1.70%	0.33%	0.64%
Global Health Care Fund	45	26.997043	28.504365	1,276	0.00%	1.40%	1.80%	1.31%	1.72%
Small Cap Equity Fund	192	14.394290	15.553186	2,866	0.00%	1.00%	2.00%	-7.41%	-6.46%
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	350	9.944089	10.744810	3,678	3.51%	1.00%	2.00%	-3.71%	-2.73%
Government Securities Fund	44	12.375553	12.889763	562	2.20%	1.40%	1.70%	-1.64%	-1.34%
International Growth Fund	280	10.168524	10.987187	2,997	1.24%	1.00%	2.00%	-4.56%	-3.59%
Mid Cap Core Equity Fund	134	12.171378	13.151265	1,974	0.10%	1.00%	2.00%	-6.19%	-5.24%
Mid Cap Growth Fund	326	13.624603	14.143671	4,558	0.00%	1.00%	2.00%	-0.98%	0.03%
Utilities Fund	55	21.865581	22.656971	1,233	1.10%	1.40%	1.70%	-4.03%	-3.74%
Janus Aspen Series—Service Shares:
Balanced Portfolio	523	14.554783	15.726166	8,872	1.63%	1.00%	2.00%	-1.60%	-0.59%
Enterprise Portfolio	176	15.527115	16.777185	3,419	0.80%	1.00%	2.00%	1.69%	2.73%
Global Research Portfolio	8	15.845425	16.504076	124	0.56%	1.40%	1.70%	-4.19%	-3.90%
Janus Portfolio	234	14.622706	15.799739	3,822	0.48%	1.00%	2.00%	2.97%	4.02%
Overseas Portfolio	1,023	6.333573	6.843809	8,110	0.53%	1.00%	2.00%	-10.63%	-9.72%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	41	11.752879	12.459257	550	3.42%	1.00%	1.75%	-2.39%	-1.64%
Mid Cap Growth Portfolio	123	13.540197	14.403104	1,749	0.00%	1.00%	1.80%	-7.59%	-6.84%
U.S. Real Estate Portfolio	110	32.377884	34.185805	3,742	1.33%	1.40%	1.80%	0.33%	0.74%
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	115	13.832133	14.663805	2,092	0.44%	1.00%	1.75%	-6.78%	-6.06%
Mid-Cap Growth Portfolio (*)	22	9.680716	9.685726	210	0.00%	1.40%	1.70%	0.00%	0.00%
Oppenheimer Variable Account Funds—Service Shares:
Capital Appreciation Fund	452	13.252067	14.318862	6,637	0.00%	1.00%	2.00%	1.20%	2.24%
Conservative Balanced Fund	76	9.671307	10.252734	1,018	2.06%	1.00%	1.75%	-1.19%	-0.44%
Global Fund	233	12.932653	13.973909	4,067	1.12%	1.00%	2.00%	1.60%	2.64%
Main Street Fund	260	14.414368	15.574695	4,157	0.58%	1.00%	2.00%	1.04%	2.08%
Main Street Small Cap Fund	179	16.385947	17.430086	4,095	0.66%	1.00%	1.80%	-7.78%	-7.03%
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	281	13.166265	14.225885	4,159	5.48%	1.00%	2.00%	-3.61%	-2.63%
Real Return Portfolio	496	10.927424	11.806870	6,176	4.20%	1.00%	2.00%	-4.65%	-3.68%
Total Return Portfolio	1,110	12.460091	13.462857	15,062	5.08%	1.00%	2.00%	-1.56%	-0.55%
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	39	16.199130	16.872272	658	0.00%	1.40%	1.70%	-0.46%	-0.16%
Wilshire Variable Insurance Trust:
2015 ETF Fund	32	11.946649	12.664797	377	1.89%	1.00%	1.75%	-3.70%	-2.96%
2025 ETF Fund	66	11.551125	12.245510	772	1.81%	1.00%	1.75%	-3.99%	-3.25%
2035 ETF Fund	49	11.275462	11.953327	541	1.81%	1.00%	1.75%	-3.92%	-3.19%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*) Period from November 4, 2015 (commencement of operations) to December 31, 2015.

39

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2014				Year Ended December 31, 2014
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	87	$6.354518	$6.704994	$575	3.55%	1.00%	1.80%	-8.15%	-7.40%
American Century Variable Portfolios—Class I:
Capital Appreciation Fund	167	10.770019	10.826501	1,801	0.00%	1.00%	1.75%	0.00%	0.00%
American Century Variable Portfolios—Class II:
Large Company Value Fund	288	13.319903	14.246766	4,129	1.31%	1.00%	2.00%	10.52%	11.64%
Mid Cap Value Fund	160	18.060848	19.317396	3,193	1.04%	1.00%	2.00%	13.91%	15.08%
Ultra Fund	15	16.407916	16.833305	257	0.21%	1.40%	1.65%	8.02%	8.29%
Calamos Advisors Trust:
Growth and Income Portfolio	154	13.289641	13.981810	2,098	0.97%	1.00%	1.75%	4.97%	5.78%
Davis Variable Account Fund, Inc.:
Value Portfolio	575	12.414630	13.099023	7,348	0.95%	1.00%	1.80%	4.15%	5.00%
Deutsche Variable Series II—Class A:
Global Growth VIP	12	9.713017	10.219099	116	1.01%	1.00%	1.75%	-1.64%	-0.89%
Deutsche Variable Series II—Class B:
Small Mid Cap Value VIP	21	15.214735	15.765395	322	0.48%	1.00%	1.75%	3.25%	4.04%
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	91	16.034270	16.917974	1,725	0.84%	1.00%	1.80%	11.10%	12.00%
Stock Index Fund, Inc.	1,174	14.587507	15.602486	21,312	1.49%	1.00%	2.00%	10.84%	11.97%
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	26	19.351411	19.955171	515	0.00%	1.40%	1.70%	5.01%	5.33%
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	14	16.739989	17.611971	226	0.71%	1.00%	1.75%	9.80%	10.64%
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	2,166	0.881017	0.947141	2,064	0.00%	1.00%	2.00%	-2.23%	-1.06%
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	40	19.284477	20.278493	800	1.56%	1.40%	1.80%	5.89%	6.32%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,182	11.545973	12.558654	14,259	1.17%	0.75%	2.00%	2.42%	3.73%
Ibbotson Conservative ETF Asset Allocation Portfolio	315	10.929892	11.499075	3,553	0.95%	1.00%	1.75%	0.97%	1.74%
Ibbotson Growth ETF Asset Allocation Portfolio	2,092	11.749683	12.361694	25,266	0.99%	1.00%	1.75%	2.74%	3.53%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	612	11.127293	11.901474	7,110	1.08%	1.00%	2.00%	1.24%	2.27%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Fund	50	22.912180	23.922252	1,184	0.60%	1.00%	1.75%	-1.19%	-0.43%
Franklin U.S. Government Securities Fund	161	10.863509	11.619207	1,839	2.71%	1.00%	2.00%	1.32%	2.35%
Mutual Global Discovery Fund	136	18.004943	18.852938	2,517	2.12%	1.00%	1.80%	3.81%	4.65%
Mutual Shares Fund	132	12.959512	13.634486	1,766	1.70%	1.00%	1.75%	5.25%	6.05%
Templeton Foreign Fund	286	9.338307	9.988198	2,765	1.57%	1.00%	2.00%	-12.91%	-12.02%
Templeton Global Bond Fund	265	13.674320	14.485141	3,772	5.38%	1.00%	2.00%	-0.20%	0.82%
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	197	16.000104	17.113414	4,671	0.46%	1.00%	2.00%	7.56%	8.65%
Comstock Fund	425	14.791172	15.354232	6,432	1.47%	1.00%	2.00%	7.20%	8.29%
Core Equity Fund	29	15.744700	16.310261	477	0.89%	1.40%	1.80%	6.20%	6.63%
Diversified Dividend Fund	25	15.202226	15.373433	386	1.71%	1.40%	1.70%	10.91%	11.25%
Global Health Care Fund	51	26.648900	28.022663	1,416	0.00%	1.40%	1.80%	17.52%	17.99%
Small Cap Equity Fund	191	15.546223	16.628081	3,040	0.00%	1.00%	2.00%	0.31%	1.34%
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	335	10.327324	11.046104	3,628	1.50%	1.00%	2.00%	12.06%	13.20%
Government Securities Fund	46	12.581808	13.064754	600	3.44%	1.40%	1.70%	2.12%	2.43%
International Growth Fund	291	10.654864	11.396304	3,242	1.66%	1.00%	2.00%	-1.91%	-0.91%
Mid Cap Core Equity Fund	127	12.975156	13.878048	1,996	0.00%	1.00%	2.00%	2.09%	3.13%
Mid Cap Growth Fund	322	13.759236	14.139097	4,512	0.00%	1.00%	2.00%	5.54%	6.61%
Utilities Fund	62	22.537970	23.537307	1,465	2.70%	1.40%	1.80%	18.06%	18.54%
Janus Aspen Series—Service Shares:
Balanced Portfolio	495	14.791079	15.819998	8,600	1.60%	1.00%	2.00%	6.07%	7.16%
Enterprise Portfolio	153	15.268778	16.331381	2,957	0.03%	1.00%	2.00%	10.00%	11.12%
Global Research Portfolio	8	16.538392	17.173467	142	0.93%	1.40%	1.70%	5.36%	5.68%
Janus Portfolio	250	14.200439	15.188463	3,952	0.22%	1.00%	2.00%	10.48%	11.61%
Overseas Portfolio	932	7.086874	7.580331	8,441	6.11%	1.00%	2.00%	-13.86%	-12.98%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	44	12.040573	12.667505	617	3.13%	1.00%	1.75%	5.97%	6.78%
Mid Cap Growth Portfolio	126	14.652535	15.460290	1,924	0.00%	1.00%	1.80%	0.13%	0.95%
U.S. Real Estate Portfolio	118	32.270904	33.934729	3,978	1.42%	1.40%	1.80%	27.39%	27.91%
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	127	24.011314	15.610465	2,469	0.26%	1.00%	1.80%	6.93%	7.80%
Small-Cap Growth Portfolio	12	17.655170	18.332994	220	0.00%	1.40%	1.70%	1.71%	2.02%
Oppenheimer Variable Account Funds—Service Shares:
Capital Appreciation Fund	444	13.094533	14.005707	6,409	0.18%	1.00%	2.00%	12.83%	13.98%
Capital Income Fund	84	9.788110	10.297920	1,150	1.82%	1.00%	1.75%	6.13%	6.94%
Global Fund	216	12.729142	13.615025	3,791	0.85%	1.00%	2.00%	0.01%	1.04%
Main Street Fund	210	14.265353	15.257954	3,367	0.57%	1.00%	2.00%	8.19%	9.30%
Main Street Small Cap Fund	188	17.769141	18.748615	4,707	0.67%	1.00%	1.80%	9.64%	10.54%
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	281	13.659747	14.609923	4,300	5.30%	1.00%	2.00%	1.28%	2.32%
Real Return Portfolio	495	11.460554	12.257725	6,447	1.45%	1.00%	2.00%	1.04%	2.07%
Total Return Portfolio	1,095	12.657370	13.537823	15,022	2.22%	1.00%	2.00%	2.20%	3.24%
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	46	16.274128	16.898871	774	0.00%	1.40%	1.70%	1.05%	1.36%
Wilshire Variable Insurance Trust:
2015 ETF Fund	41	12.405253	13.051281	511	1.92%	1.00%	1.75%	2.95%	3.73%
2025 ETF Fund	67	12.030604	12.657131	819	1.27%	1.00%	1.75%	3.28%	4.07%
2035 ETF Fund	42	11.735535	12.346766	488	1.24%	1.00%	1.75%	3.55%	4.34%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

40

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2013				Year Ended December 31, 2013
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	84	$6.917999	$7.240513	$597	6.07%	1.00%	1.80%	20.52%	21.50%
American Century Variable Portfolios—Class I:
Vista Fund	119	10.881688	11.361810	1,673	0.00%	1.00%	1.75%	27.90%	28.87%
American Century Variable Portfolios—Class II:
Large Company Value Fund	240	12.052405	12.760836	3,099	1.39%	1.00%	2.00%	28.42%	29.73%
Mid Cap Value Fund	134	15.854764	16.786567	2,364	1.09%	1.00%	2.00%	27.30%	28.60%
Ultra Fund	13	15.190331	15.544679	205	0.43%	1.40%	1.65%	34.66%	35.00%
Calamos Advisors Trust:
Growth and Income Portfolio	160	12.659917	13.218350	2,058	1.09%	1.00%	1.75%	14.36%	15.23%
Davis Variable Account Fund, Inc.:
Value Portfolio	581	11.919937	12.475401	7,076	0.93%	1.00%	1.80%	31.03%	32.09%
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	87	14.432782	15.105175	1,495	1.05%	1.00%	1.80%	31.59%	32.66%
Stock Index Fund, Inc.	1,157	13.160594	13.934110	19,036	1.63%	1.00%	2.00%	29.07%	30.39%
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	29	18.428638	18.945844	547	0.00%	1.40%	1.70%	30.55%	30.95%
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	12	15.245251	15.917826	179	1.39%	1.00%	1.75%	32.34%	33.35%
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	2,715	0.901146	0.957299	2,620	0.00%	1.00%	2.00%	-2.19%	-1.05%
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	43	18.212527	19.073656	818	1.72%	1.40%	1.80%	18.65%	19.13%
DWS Variable Series II—Class A:
Global Growth VIP	9	9.874637	10.310390	94	1.18%	1.00%	1.75%	19.94%	20.86%
DWS Variable Series II—Class B:
Small Mid Cap Value VIP	19	14.735277	15.152851	290	0.53%	1.00%	1.75%	32.34%	33.35%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,196	11.273090	12.107425	13,972	1.39%	0.75%	2.00%	9.62%	11.02%
Ibbotson Conservative ETF Asset Allocation Portfolio	380	10.825055	11.302473	4,225	1.11%	1.00%	1.75%	0.77%	1.54%
Ibbotson Growth ETF Asset Allocation Portfolio	2,291	11.435818	11.940301	26,721	1.21%	1.00%	1.75%	14.51%	15.38%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	693	10.991287	11.637224	7,901	1.51%	1.00%	2.00%	5.19%	6.26%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	43	23.188063	24.026733	1,021	1.23%	1.00%	1.75%	33.86%	34.88%
Franklin U.S. Government Fund	178	10.722334	11.352345	1,979	2.70%	1.00%	2.00%	-4.19%	-3.22%
Mutual Global Discovery Securities Fund	130	17.344841	18.014968	2,304	2.48%	1.00%	1.80%	25.32%	26.34%
Mutual Shares Securities Fund	272	12.142874	12.856539	3,424	2.36%	1.00%	2.00%	25.70%	26.98%
Templeton Foreign Securities Fund	177	10.722616	11.352863	1,977	2.26%	1.00%	2.00%	20.51%	21.74%
Templeton Global Bond Securities Fund	217	13.702224	14.368039	3,080	5.15%	1.00%	2.00%	-0.40%	0.61%
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	184	14.876143	15.750490	4,170	0.70%	1.00%	2.00%	31.58%	32.92%
Comstock Fund	327	13.797970	14.178510	4,575	1.67%	1.00%	2.00%	33.26%	34.61%
Core Equity Fund	28	14.825523	15.295791	428	1.57%	1.40%	1.80%	26.92%	27.44%
Diversified Dividend Fund	24	13.706829	13.819067	335	2.37%	1.40%	1.70%	28.81%	29.20%
Global Health Care Fund	57	22.676914	23.749284	1,342	0.70%	1.40%	1.80%	38.01%	38.57%
Small Cap Equity Fund	206	15.497700	16.408658	3,250	0.01%	1.00%	2.00%	34.72%	36.09%
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	290	9.216104	9.758007	2,780	4.20%	1.00%	2.00%	0.39%	1.41%
Government Securities Fund	51	12.321153	12.755201	640	3.13%	1.40%	1.70%	-4.51%	-4.22%
International Growth Fund	151	10.862538	11.501015	1,698	1.00%	1.00%	2.00%	16.34%	17.53%
Mid Cap Core Equity Fund	135	12.710064	13.457130	2,022	1.87%	1.00%	2.00%	25.90%	27.18%
Mid Cap Growth Fund	320	13.037388	13.261911	4,215	0.22%	1.00%	2.00%	33.87%	35.24%
Utilities Fund	73	19.089966	19.855634	1,456	2.70%	1.40%	1.80%	8.53%	8.97%
Janus Aspen Series—Service Shares:
Balanced Portfolio	464	13.944187	14.763525	7,651	1.97%	1.00%	2.00%	17.41%	18.61%
Enterprise Portfolio	127	13.881069	14.697126	2,363	0.35%	1.00%	2.00%	29.40%	30.72%
Global Research Portfolio	9	15.697195	16.250418	151	1.06%	1.40%	1.70%	25.90%	26.28%
Janus Portfolio	238	12.853540	13.608993	3,441	0.64%	1.00%	2.00%	27.40%	28.70%
Overseas Portfolio	885	8.227177	8.711021	9,385	3.02%	1.00%	2.00%	12.00%	13.14%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	46	11.362491	11.863535	602	3.83%	1.00%	1.75%	-2.06%	-1.31%
Mid Cap Growth Portfolio	119	14.633190	15.315065	1,812	0.32%	1.00%	2.00%	35.01%	36.11%
U.S. Real Estate Portfolio	121	25.332591	26.530815	3,208	1.15%	1.40%	1.80%	0.22%	0.62%
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	124	22.455470	14.480985	2,302	0.67%	1.00%	1.80%	36.11%	37.22%
Small-Cap Growth Portfolio	11	17.358069	17.969669	204	0.00%	1.40%	1.70%	43.36%	43.79%
Oppenheimer Variable Account Funds—Service Shares:
Capital Appreciation Fund	410	11.606023	12.288249	5,242	0.71%	1.00%	2.00%	26.84%	28.14%
Capital Income Fund	86	9.223171	9.630039	1,111	2.20%	1.00%	1.75%	10.86%	11.71%
Global Fund	210	12.727357	13.475550	3,712	1.17%	1.00%	2.00%	24.45%	25.72%
Main Street Fund	217	13.185239	13.960206	3,203	0.87%	1.00%	2.00%	28.81%	30.13%
Main Street Small Cap Fund	168	28.008519	16.961275	4,133	0.71%	1.00%	1.80%	38.09%	39.22%
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	268	13.486457	14.278857	4,075	5.51%	1.00%	2.00%	3.63%	4.69%
Real Return Portfolio	508	11.342776	12.009172	6,614	1.63%	1.00%	2.00%	-11.03%	-10.13%
Total Return Portfolio	1,053	12.385276	13.112983	14,143	2.25%	1.00%	2.00%	-3.92%	-2.94%
Rydex Variable Trust:
Guggenheim U.S. Long Short Equity Fund	48	16.105404	16.672844	802	0.00%	1.40%	1.70%	15.46%	15.81%
Wilshire Variable Insurance Trust:
2015 ETF Fund	30	12.050364	12.581836	364	2.03%	1.00%	1.75%	8.45%	9.27%
2025 ETF Fund	64	11.648640	12.162403	751	2.05%	1.00%	1.75%	10.25%	11.09%
2035 ETF Fund	39	11.333373	11.833302	425	2.19%	1.00%	1.75%	12.96%	13.83%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

41

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2012				Year Ended December 31, 2012
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	77	$5.740063	$5.959140	$450	1.46%	1.00%	1.80%	12.13%	13.05%
American Century Variable Portfolios—Class I:
Vista Fund	126	12.292525	8.816386	1,387	0.00%	1.00%	1.80%	13.52%	14.45%
American Century Variable Portfolios—Class II:
Large Company Value Fund	180	9.385070	9.836393	1,811	1.87%	1.00%	2.00%	14.03%	15.20%
Mid Cap Value Fund	99	12.454396	13.053217	1,396	1.90%	1.00%	2.00%	13.89%	15.06%
Ultra Fund	16	11.142053	11.514403	184	0.00%	1.40%	1.80%	11.72%	12.18%
Calamos Advisors Trust:
Growth and Income Portfolio	187	11.070278	11.471036	2,090	2.15%	1.00%	1.75%	6.52%	7.34%
Davis Variable Account Fund, Inc.:
Value Portfolio	548	9.097299	9.444354	5,055	1.77%	1.00%	1.80%	11.03%	11.94%
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	81	10.968380	11.386676	1,077	0.58%	1.00%	1.80%	9.68%	10.58%
Stock Index Fund, Inc.	1,082	10.196297	10.686593	13,999	1.89%	1.00%	2.00%	13.15%	14.31%
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	27	14.116447	14.468533	393	0.00%	1.40%	1.70%	13.65%	14.00%
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	19	11.389006	11.936716	221	0.21%	1.00%	2.00%	16.94%	18.14%
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	2,575	0.921277	0.967458	2,523	0.00%	1.00%	2.00%	-2.15%	-1.04%
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	46	15.349682	16.010317	737	3.30%	1.40%	1.80%	8.15%	8.59%
DWS Variable Series II—Class A:
Global Thematic VIP	9	8.232976	8.531180	76	1.57%	1.00%	1.75%	16.51%	17.40%
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP	10	11.134366	11.363192	109	0.82%	1.00%	1.75%	11.39%	12.24%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,207	10.283456	10.905490	12,778	1.54%	0.75%	2.00%	8.59%	9.98%
Ibbotson Conservative ETF Asset Allocation Portfolio	512	10.742471	11.131248	5,617	1.58%	1.00%	1.75%	3.36%	4.15%
Ibbotson Growth ETF Asset Allocation Portfolio	2,227	9.939648	10.348693	22,546	1.28%	1.00%	1.85%	10.82%	11.78%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	646	10.449381	10.951704	6,956	1.58%	1.00%	2.00%	5.70%	6.78%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	28	17.323252	17.813887	486	0.80%	1.00%	1.75%	16.31%	17.20%
Franklin U.S. Government Fund	190	11.191662	11.729522	2,191	2.86%	1.00%	2.00%	-0.16%	0.86%
Mutual Global Discovery Securities Fund	55	13.840423	14.259085	779	3.02%	1.00%	1.80%	11.31%	12.22%
Mutual Shares Securities Fund	232	9.660483	10.124999	2,309	2.21%	1.00%	2.00%	11.95%	13.10%
Templeton Foreign Securities Fund	117	8.897579	9.325463	1,081	2.90%	1.00%	2.00%	15.86%	17.04%
Templeton Global Bond Securities Fund	191	13.757783	14.280548	2,704	6.40%	1.00%	2.00%	12.75%	13.91%
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	26	11.680685	12.002368	309	0.99%	1.40%	1.80%	11.82%	12.28%
Diversified Dividend Fund	23	10.641149	10.695708	242	1.96%	1.40%	1.70%	16.70%	17.06%
Global Health Care Fund	54	16.605430	17.138256	922	0.00%	1.40%	1.70%	18.83%	19.20%
Small Cap Equity Fund	167	11.503885	12.057138	1,929	0.00%	1.00%	2.00%	11.60%	12.75%
Van Kampen American Value Fund	176	11.305533	11.849188	3,085	0.74%	1.00%	2.00%	14.95%	16.13%
Van Kampen Comstock Fund	306	10.354500	10.532656	3,199	1.88%	1.00%	2.00%	16.84%	18.03%
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	270	9.180511	9.622087	2,554	0.44%	1.00%	2.00%	25.28%	26.56%
Government Securities Fund	58	12.902582	13.316495	772	2.93%	1.40%	1.70%	0.47%	0.78%
International Growth Fund	152	9.336560	9.785515	1,462	1.42%	1.00%	2.00%	12.94%	14.10%
Mid Cap Core Equity Fund	110	10.095666	10.581155	1,357	0.00%	1.00%	2.00%	8.40%	9.51%
Utilities Fund	78	17.746415	18.221571	1,412	2.84%	1.40%	1.70%	1.58%	1.89%
Van Kampen Mid Cap Growth Fund *	298	9.738674	9.806383	2,920	0.00%	1.00%	2.00%	-2.61%	-1.94%
Janus Aspen Series—Service Shares:
Balanced Portfolio	357	11.876727	12.447606	5,214	2.54%	1.00%	2.00%	11.10%	12.24%
Enterprise Portfolio	89	10.727283	11.243275	1,342	0.00%	1.00%	2.00%	14.64%	15.81%
Janus Portfolio	253	10.089403	10.574551	2,904	0.49%	1.00%	2.00%	15.91%	17.10%
Overseas Portfolio	860	7.345957	7.699421	8,171	0.62%	1.00%	2.00%	10.91%	12.04%
Worldwide Portfolio	12	12.467899	12.868103	154	0.79%	1.40%	1.70%	17.81%	18.17%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	63	11.470177	12.021389	819	4.83%	1.00%	2.00%	7.24%	8.34%
Mid Cap Growth Portfolio	132	10.735404	11.251731	1,484	0.00%	1.00%	2.00%	6.51%	7.60%
U.S. Real Estate Portfolio	127	25.277822	26.366102	3,351	0.87%	1.40%	1.80%	13.74%	14.21%
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	132	10.184262	10.553048	1,882	0.16%	1.00%	1.75%	10.62%	11.47%
Small-Cap Growth Portfolio	16	12.108206	12.496771	194	0.00%	1.40%	1.70%	6.96%	7.29%
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	89	8.319724	8.620929	1,050	1.18%	1.00%	1.75%	10.13%	10.98%
Capital Appreciation Fund	374	9.150047	9.590078	3,750	0.43%	1.00%	2.00%	11.52%	12.66%
Global Securities Fund	179	10.226641	10.718496	2,647	1.87%	1.00%	2.00%	18.52%	19.74%
Main Street Fund	215	10.236045	10.728267	2,472	0.70%	1.00%	2.00%	14.27%	15.44%
Main Street Small & Mid Cap Fund	165	11.624179	12.183284	2,923	0.34%	1.00%	2.00%	15.31%	16.49%
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	240	13.014305	13.639755	3,575	5.70%	1.00%	2.00%	12.03%	13.18%
Real Return Portfolio	560	12.749550	13.362164	8,230	1.09%	1.00%	2.00%	6.58%	7.67%
Total Return Portfolio	993	12.890967	13.510459	13,889	2.59%	1.00%	2.00%	7.40%	8.50%
Rydex Variable Trust:
Guggenheim U.S. Long Short Momentum Fund	52	13.948786	14.396366	748	0.00%	1.40%	1.70%	2.65%	2.96%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	11.111932	11.514129	280	2.32%	1.00%	1.75%	10.50%	11.35%
2025 ETF Fund	47	10.565421	10.947832	496	2.47%	1.00%	1.75%	10.75%	11.60%
2035 ETF Fund	24	10.032769	10.395968	234	1.85%	1.00%	1.75%	12.08%	12.94%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from April 27, 2012 (commencement of operations) to December 31, 2012.

42

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2011				Year Ended December 31, 2011
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AllianceBernstein Variable Products Series Fund, Inc.—Class B Shares:
International Value Portfolio	70	$5.119180	$5.271400	$367	4.31%	1.00%	1.80%	-20.89%	-20.24%
American Century Variable Portfolios—Class I:
Vista Fund	124	7.490926	7.703089	1,221	0.00%	1.00%	1.75%	-9.50%	-8.81%
American Century Variable Portfolios—Class II:
Large Company Value Fund	103	8.303254	8.538394	929	1.55%	1.00%	1.75%	-0.91%	-0.16%
Mid Cap Value Fund	78	11.032405	11.344753	981	1.22%	1.00%	1.75%	-2.57%	-1.83%
Ultra Fund	16	9.972819	10.264104	166	0.00%	1.40%	1.80%	-0.95%	-0.55%
Calamos Advisors Trust:
Growth and Income Portfolio	185	10.062883	10.686877	1,924	1.60%	1.00%	1.80%	-3.64%	-2.85%
Davis Variable Account Fund, Inc.:
Value Portfolio	521	8.193223	8.436709	4,300	0.95%	1.00%	1.80%	-5.90%	-5.13%
Dreyfus Funds—Service Shares:
Socially Responsible Growth Fund, Inc.	80	10.000566	10.297620	970	0.68%	1.00%	1.80%	-1.16%	-0.35%
Stock Index Fund, Inc.	1,054	9.011037	9.348467	12,123	1.59%	1.00%	2.00%	-0.41%	0.61%
Dreyfus Investment Porfolios—Initial Shares:
Technology Growth Portfolio	27	12.421335	12.692241	348	0.00%	1.40%	1.70%	-9.35%	-9.07%
Dreyfus Investment Portfolios—Service Shares:
MidCap Stock Portfolio	21	9.739059	10.103800	202	0.35%	1.00%	2.00%	-1.80%	-0.80%
Dreyfus Variable Investment Funds—Initial Shares:
Money Market Portfolio	3,337	0.941519	0.977671	3,279	0.01%	1.00%	2.00%	-2.08%	-1.02%
Dreyfus Variable Investment Funds—Service Shares:
Appreciation Portfolio	52	14.193425	14.743969	762	1.53%	1.40%	1.80%	6.79%	7.22%
DWS Variable Series II—Class A:
Global Thematic VIP	5	7.066304	7.266484	36	0.66%	1.00%	1.75%	-15.88%	-15.24%
DWS Variable Series II—Class B:
Dreman Small Mid Cap Value VIP	3	9.996071	10.123811	30	0.41%	1.00%	1.75%	-7.97%	-7.27%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,134	9.470330	9.916077	10,976	1.07%	0.75%	2.00%	-2.87%	-1.63%
Ibbotson Conservative ETF Asset Allocation Portfolio	385	10.393304	10.687410	4,073	1.39%	1.00%	1.75%	1.34%	2.11%
Ibbotson Growth ETF Asset Allocation Portfolio	2,264	9.003059	9.257959	20,556	1.22%	1.00%	1.75%	-5.36%	-4.64%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	652	9.885883	10.255900	6,599	0.89%	1.00%	2.00%	-0.93%	0.08%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Value Securities Fund	18	14.894612	15.199827	278	0.74%	1.00%	1.75%	-5.44%	-4.72%
Franklin U.S. Government Fund	185	11.225140	11.629261	2,113	3.08%	1.00%	1.95%	3.62%	4.63%
Mutual Global Discovery Securities Fund	43	12.434418	12.706501	542	2.39%	1.00%	1.80%	-4.70%	-3.93%
Mutual Shares Securities Fund	179	8.629484	8.952592	1,584	2.52%	1.00%	2.00%	-3.02%	-2.03%
Templeton Foreign Securities Fund	71	7.748083	7.967486	560	1.96%	1.00%	1.75%	-12.20%	-11.53%
Templeton Global Bond Securities Fund	125	12.268213	12.536660	1,551	4.83%	1.00%	1.80%	-2.65%	-1.86%
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	31	10.445717	10.689653	330	0.99%	1.40%	1.80%	-1.86%	-1.46%
Dividend Growth Fund (*)	20	9.118557	9.137312	182	0.00%	1.40%	1.70%	-8.81%	-8.63%
Global Health Care Fund	56	13.973590	14.377929	802	0.00%	1.40%	1.70%	2.19%	2.50%
Small Cap Equity Fund	141	10.385160	10.693710	1,438	0.00%	1.00%	1.80%	-2.51%	-1.72%
Van Kampen Comstock Fund (*)	276	8.862432	8.923392	2,458	0.00%	1.00%	2.00%	-11.38%	-10.77%
Van Kampen U.S. Mid Cap Value Portfolio	160	9.835346	10.203632	2,523	0.73%	1.00%	2.00%	-1.09%	-0.09%
Invesco Variable Insurance Funds—Series II Shares:
Global Real Estate Fund	161	7.383254	7.602681	1,210	4.09%	1.00%	1.80%	-8.40%	-7.66%
Government Securities Fund	65	12.841949	13.213424	846	3.17%	1.40%	1.70%	5.81%	6.13%
International Growth Fund	119	8.266987	8.576550	1,007	0.86%	1.00%	2.00%	-8.85%	-7.92%
Mid Cap Core Equity Fund	90	9.313688	9.662443	1,062	0.09%	1.00%	2.00%	-8.37%	-7.44%
Utilities Fund	78	17.470576	17.883532	1,393	3.06%	1.40%	1.70%	14.18%	14.53%
Janus Aspen Series—Service Shares:
Balanced Portfolio	361	10.770796	11.090608	4,768	2.50%	1.00%	1.80%	-0.47%	0.34%
Enterprise Portfolio	69	9.357667	9.708206	952	0.00%	1.00%	2.00%	-3.62%	-2.63%
Janus Portfolio	181	8.704766	9.030733	1,883	0.42%	1.00%	2.00%	-7.43%	-6.48%
Overseas Portfolio	763	6.623595	6.871767	6,723	0.41%	1.00%	2.00%	-33.69%	-33.01%
Worldwide Portfolio	13	10.582833	10.889172	140	0.51%	1.40%	1.70%	-15.45%	-15.19%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	67	10.695756	11.095922	812	3.41%	1.00%	2.00%	3.54%	4.59%
Mid Cap Growth Portfolio	101	10.155422	10.457165	1,068	0.34%	1.00%	1.80%	-8.79%	-8.05%
U.S. Real Estate Portfolio	135	22.223968	23.086338	3,114	0.87%	1.40%	1.80%	4.02%	4.44%
Neuberger Berman Advisers Management Trust—Class S:
Guardian Portfolio	137	9.206529	9.467249	1,776	0.36%	1.00%	1.75%	-4.77%	-4.05%
Small-Cap Growth Portfolio	17	11.320089	11.647675	202	0.00%	1.40%	1.70%	-2.74%	-2.44%
Oppenheimer Variable Account Funds—Service Shares:
Balanced Fund	93	7.554273	7.768147	978	2.17%	1.00%	1.75%	-1.37%	-0.62%
Capital Appreciation Fund	309	8.204908	8.512192	2,796	0.10%	1.00%	2.00%	-3.34%	-2.36%
Global Securities Fund	151	8.693508	8.951832	2,005	1.03%	1.00%	1.80%	-10.17%	-9.44%
Main Street Fund	191	8.958107	9.293574	1,939	0.52%	1.00%	2.00%	-2.30%	-1.31%
Main Street Small & Mid Cap Fund	151	10.081174	10.458794	2,407	0.39%	1.00%	2.00%	-4.33%	-3.36%
PIMCO Variable Insurance Trust—Administrative Class:
High Yield Portfolio	162	11.616474	12.051119	2,258	7.21%	1.00%	2.00%	1.30%	2.33%
Real Return Portfolio	556	11.962934	12.410444	7,659	2.09%	1.00%	2.00%	9.45%	10.57%
Total Return Portfolio	796	12.002816	12.451883	10,446	2.67%	1.00%	2.00%	1.54%	2.58%
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	55	13.589094	13.982274	764	0.00%	1.40%	1.70%	-8.15%	-7.87%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	10.056222	10.340842	246	1.51%	1.00%	1.75%	-0.21%	0.55%
2025 ETF Fund	22	9.539855	9.809874	205	1.42%	1.00%	1.75%	-1.49%	-0.74%
2035 ETF Fund	20	8.951236	9.204655	169	1.15%	1.00%	1.75%	-3.40%	-2.66%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: Year ended unless otherwise noted.

(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.

43

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2015, 2014 and 2013

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2015, 2014 and 2013

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2015 and 2014, and the related statements of earnings, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2015. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 27, 2016

Cincinnati, Ohio

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in Thousands, Except Share Data)

	December 31
	2015	2014
Assets:
Cash and cash equivalents	$28,170	$21,898
Investments:
Fixed maturities, available for sale at fair value (amortized cost—$2,282,511 and $2,207,756)	2,347,772	2,341,441
Equity securities - available for sale—at fair value Common stocks (cost—$5,702 and $5,902)	5,220	6,395
Perpetual preferred stocks (cost—$1,000 and $1,000)	999	1,028
Policy loans	59,246	60,396

Total cash and investments	2,441,407	2,431,158
Deferred policy acquisition costs:
(including the impact of unrealized gains on securities of $27,956 and $58,210)	105,539	81,556
Accrued investment income	23,510	22,684
Variable annuity assets (separate accounts)	608,154	661,887
Equity options—fixed indexed annuities	7,114	11,509
Funds held as collateral	390	3,220
Other assets	1,808	931

Total assets	$3,187,922	$3,212,945

Liabilities and Equity:
Annuity benefits accumulated:
(including the impact of unrealized gains on securities of $1,111 and $1,780)	$2,206,101	$2,164,932
Variable annuity liabilities (separate accounts)	608,154	661,887
Current federal income tax payable to affiliate	1,939	373
Liability for funds held as collateral	390	3,220
Net deferred tax liabilities	37,181	48,796
Other liabilities	5,283	3,884

Total liabilities	2,859,048	2,883,092
Shareholder’s Equity:
Common stock, par value—$125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	126,253	102,203
Accumulated other comprehensive income, net of tax	23,212	48,241

Total shareholder’s equity	328,874	329,853

Total liabilities and equity	$3,187,922	$3,212,945

See notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In Thousands)

	Year ended December 31
	2015	2014	2013
Revenues:
Net investment income	$113,897	$114,373	$113,690
Realized gains on securities (*)	1,538	3,302	3,108
Policy charges	13,746	14,900	14,768
Other income	1,490	1,542	1,443

Total revenues	130,671	134,117	133,009
Costs and Expenses:
Annuity benefits	58,825	62,168	47,976
Insurance acquisition expenses, net	21,327	27,075	22,865
Other expenses	14,711	15,579	16,634

Total costs and expenses	94,863	104,822	87,475

Earnings before income taxes	35,808	29,295	45,534
Provision for income taxes	11,758	8,969	14,836

Net Earnings Attributable to Shareholder	$24,050	$20,326	$30,698

(*) Consists of the following: Realized gains before impairments	$2,620	$3,303	$3,231
Losses on securities with impairment	(1,046)	(1)	(115)
Non-credit portion of impairment recognized in other comprehensive income (loss)	(36)	—	(8)

Impairment charges recognized in earnings	(1,082)	(1)	(123)

Total realized gains on securities	$1,538	$3,302	$3,108

See notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In Thousands)

	Year ended December 31
	2015	2014	2013
Comprehensive Income (Loss):
Net earnings	$24,050	$20,326	$30,698
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	(24,029)	18,722	(27,566)
Reclassification adjustment for realized gains included in net earnings	(1,000)	(2,146)	(2,020)

Total net unrealized gains (losses) on securities	(25,029)	16,576	(29,586)

Total comprehensive income (loss), net of tax	$(979)	$36,902	$1,112

See notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN SHAREHOLDER’S EQUITY

(Dollars in Thousands)

	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comp Inc. (Loss)	Total Shareholder’s Equity
Balance at December 31, 2012	20,000	$179,409	$51,179	$61,251	$291,839
Net earnings	—	—	30,698	—	30,698
Other comprehensive loss	—	—	—	(29,586)	(29,586)

Balance at December 31, 2013	20,000	$179,409	$81,877	$31,665	$292,951
Net earnings	—	—	20,326	—	20,326
Other comprehensive income	—	—	—	16,576	16,576

Balance at December 31, 2014	20,000	$179,409	$102,203	$48,241	$329,853
Net earnings	—	—	24,050	—	24,050
Other comprehensive loss	—	—	—	(25,029)	(25,029)

Balance at December 31, 2015	20,000	$179,409	$126,253	$23,212	$328,874

See notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In Thousands)

	Year ended December 31
	2015	2014	2013
Operating Activities:
Net earnings	$24,050	$20,326	$30,698
Adjustments:
Depreciation and amortization	(5,792)	(7,971)	(5,776)
Annuity benefits	58,825	62,168	47,976
Realized gains on investments	(1,538)	(3,302)	(3,108)
Deferred annuity policy acquisition costs	(10,703)	(11,224)	(11,557)
Amortization of insurance acquisition costs	16,405	22,422	18,236
Change in:
Accrued investment income	(826)	(87)	(358)
Payables to affiliates, net	3,427	(4,773)	4,477
Funds held as collateral	2,830	—	—
Other assets	(861)	13,773	4,838
Liability for funds held as collateral	(2,830)	—	—
Other liabilities	(648)	(2,777)	4,526
Other operating activates, net	(61)	(115)	(265)

Net cash provided by operating activities	82,278	88,634	89,687

Investing Activities:
Purchases of:
Fixed maturities	(310,601)	(378,077)	(410,728)
Equity securities	(1,000)	—	(5,855)
Equity options—fixed indexed annuities	(9,016)	—	—
Proceeds from:
Maturities and redemptions of fixed maturities	226,121	270,330	291,243
Sales of fixed maturities	18,407	3,729	20,342
Sales of equity maturities	1,000	564	555
Exercise of equity options—fixed indexed annuities	12,084	—	—
Other investing activities, net	1,150	(355)	169

Net cash used in investing activities	(61,855)	(103,809)	(104,274)

Financing Activities:
Annuity receipts	215,589	229,217	232,682
Annuity surrenders, benefits and withdrawals	(272,375)	(260,466)	(251,703)
Net transfers from variable annuity assets	42,635	43,395	31,924

Net cash provided by (used in) financing activities	(14,151)	12,146	12,903

Net Change in Cash and Cash Equivalents	6,272	(3,029)	(1,684)
Cash and cash equivalents at beginning of year	21,898	24,927	26,611

Cash and cash equivalents at end of year	$28,170	$21,898	$24,927

See notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	Accounting Policies

Basis of Presentation Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed-indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation. Events or transactions occurring subsequent to December 31, 2015, and prior to the filing of these audited financial statements, have been evaluated for potential recognition or disclosure herein.

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2015 or 2014.

Investments Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (“AOCI”) in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

In January 2016, the Financial Accounting Standards Board issued Accounting Standards Update 2016-01, which, among other things, will require all equity securities currently classified as “available for sale” to be reported at fair value, with holding gains and losses recognized in net income instead of AOCI. AILIC will be required to adopt this guidance effective January 1, 2018.

Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

Derivatives Derivatives included in AILIC’s Balance Sheet are recorded at fair value. Changes in fair value of derivatives are included in earnings, unless the derivatives are designated and qualify as highly effective cash flow hedges. Derivatives that do not qualify for hedge accounting under GAAP consist primarily of (i) components of certain fixed maturity securities (primarily interest-only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related call options designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC and certain other balance sheet amounts related to the annuity business are also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. These adjustments are included in unrealized gains (losses) on marketable securities, a component of AOCI in AILIC’s Balance Sheet.

Funds Held as Collateral AILIC receives collateral from its counterparties to support its purchased call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to annuity benefits expense and decreases for policy charges are recorded as annuity policy charges revenue.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for traditional fixed annuities are generally recorded at the stated account value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

The Company’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Income Taxes The Company has an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

B.	Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, MBS and equity index call options priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 25 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Assets and liabilities measured and carried at fair value in the financial statements on a recurring basis are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2015
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$1,495	$6,510	$—	$8,005
States, municipalities and political subdivisions	—	375,801	—	375,801
Residential MBS	—	219,835	12,220	232,055
Commercial MBS	—	219,846	3,177	223,023
Asset-backed securities	—	224,076	13,779	237,855
Corporate and other	—	1,254,016	17,017	1,271,033

Total AFS fixed maturities	1,495	2,300,084	46,193	2,347,772
Equity securities:
Common stocks	5,220	—	—	5,220
Perpetual preferred stocks	999	—	—	999
Variable annuity (separate accounts) (*)	—	608,154	—	608,154
Other assets — derivatives	—	7,114	—	7,114

Total assets accounted for at fair value	$7,714	$2,915,352	$46,193	$2,969,259

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$58,172	$58,172

Total Liabilities accounted for at fair value	$—	$—	$58,172	$58,172

	Level 1	Level 2	Level 3	Total
December 31, 2014
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$3,423	$7,260	$—	$10,683
States, municipalities and political subdivisions	—	362,051	—	362,051
Residential MBS	—	274,765	20,310	295,075
Commercial MBS	—	245,682	3,615	249,297
Asset-backed securities	—	216,611	14,899	231,510
Corporate and other	—	1,175,597	17,228	1,192,825

Total AFS fixed maturities	3,423	2,281,966	56,052	2,341,441
Equity securities:
Common stocks	6,395	—	—	6,395
Perpetual preferred stocks	—	1,028	—	1,028
Variable annuity (separate accounts) (*)	—	661,887	—	661,887
Other assets — derivatives	—	11,509	—	11,509

Total assets accounted for at fair value	$9,818	$2,956,390	$56,052	$3,022,260

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$55,653	$55,653

Total Liabilities accounted for at fair value	$—	$—	$55,653	$55,653

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

During 2015 and 2014, there were no transfers between Level 1 and Level 2. Less than 2% of total assets carried at fair value on December 31, 2015, were Level 3 assets. Approximately 33% of the Level 3 assets were MBS whose fair values were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Since internally developed Level 3 asset fair values represent less than 4% of AILIC’s shareholder’s equity, any justifiable changes in unobservable inputs used to determine internally developed fair values would not have a material impact on AILIC’s financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $58.2 million at December 31, 2015. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

See Note D — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.30% - 2.95% over the risk free rate
Risk margin for uncertainty in cash flows	0.58% reduction in the discount rate
Surrenders	3% -18% of indexed account value
Partial surrenders	2% - 10% of indexed account value
Annuitizations	0.75% - 1.5% of indexed account value
Deaths	1.5% - 4.0% of indexed account value
Budgeted option costs	1.75% - 3.5% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed-indexed annuity products with an expected range of 5% to 10% in the majority of future calendar years (3% to 18% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2015, 2014, and 2013 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
Residential MBS	$20,310	$498	$(42)	$—	$(2,440)	$2,221	$(8,327)	$12,220
Commercial MBS	3,615	(46)	(132)	—	(260)	—	—	3,177
Asset-backed securities	14,899	(14)	(68)	1,000	(4,342)	4,205	(1,901)	13,779
Corporate and other	17,228	232	(413)	—	(1,967)	1,937	—	17,017
Embedded derivatives (*)	(55,653)	(841)	—	(5,569)	3,891	—	—	(58,172)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $1.0 million in 2015.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
Residential MBS	$25,677	$248	$(244)	$—	$(2,483)	$7,323	$(10,211)	$20,310
Commercial MBS	1,580	(22)	(5)	—	—	2,062	—	3,615
Asset-backed securities	4,868	736	(79)	7,674	(3,212)	5,907	(995)	14,899
Corporate and other	10,404	643	322	—	(2,831)	8,690	—	17,228
Other assets	3,374	50	—	—	(3,424)	—	—	—
Embedded derivatives (*)	(41,798)	(11,683)	—	(5,735)	3,563	—	—	(55,653)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $2.4 million in 2014.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2012	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2013
AFS fixed maturities:
Residential MBS	$26,699	$409	$727	$685	$(5,891)	$8,801	$(5,753)	$25,677
Commercial MBS	1,198	(61)	(32)	—	—	475	—	1,580
Asset-backed securities	9,223	51	(127)	—	(221)	800	(4,858)	4,868
Corporate and other	11,728	(1)	(978)	—	(345)	—	—	10,404
Other assets	4,467	122	—	4,182	(5,397)	—	—	3,374
Embedded derivatives (*)	(38,733)	(2,020)	—	(3,987)	2,942	—	—	(41,798)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $6.9 million in 2013.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Carrying Value	Fair Value	Level 1	Level 2	Level 3
2015
Financial assets:
Cash and cash equivalents	$28,170	$28,170	$28,170	$—	$—
Policy loans	59,246	59,246	—	—	59,246

Total financial assets not accounted for at fair value	$87,416	$87,416	$28,170	$—	$59,246

Financial liabilities:
Annuity benefits accumulated*	$2,197,148	$2,115,229	$—	$—	$2,115,229

Total financial liabilities not accounted for at fair value	$2,197,148	$2,115,229	$—	$—	$2,115,229

2014
Financial assets:
Cash and cash equivalents	$21,898	$21,898	$21,898	$—	$—
Policy loans	60,396	60,396	—	—	60,396

Total financial assets not accounted for at fair value	$82,294	$82,294	$21,898	$—	$60,396

Financial liabilities:
Annuity benefits accumulated*	$2,156,207	$2,123,883	$—	$—	$2,123,883

Total financial liabilities not accounted for at fair value	$2,156,207	$2,123,883	$—	$—	$2,123,883

*	Excludes $8,953 and $8,725 of life contingent annuities in the payout phase at December 31, 2015 and 2014, respectively.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

C.	Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to the annuity business be adjusted to the extent that unrealized gains and losses from securities would result in adjustment to those balances had the unrealized gains or losses actually been realized, The following table shows (in thousands) the components of the net unrealized gain on securities is included in AOCI in AILIC’s Balance Sheet:

	Asset (Liability) before Unrealized	Impact of Unrealized Gains	Carrying Value of Asset (Liability)
December 31, 2015
Fixed maturities	$2,282,511	$65,261	$2,347,772
Equity securities	6,702	(483)	6,219
Deferred policy acquisition costs	133,495	(27,956)	105,539
Annuity benefits accumulated	(2,204,990)	(1,111)	(2,206,101)

Unrealized gain, pretax		35,711
Deferred tax on unrealized gain		(12,499)

Unrealized gain, after tax (included in AOCI)		$23,212

December 31, 2014
Fixed maturities	$2,207,756	$133,685	$2,341,441
Equity securities	6,902	521	7,423
Deferred policy acquisition costs	139,766	(58,210)	81,556
Annuity benefits accumulated	(2,163,152)	(1,780)	(2,164,932)

Unrealized gain, pretax		74,216
Deferred tax on unrealized gain		(25,975)

Unrealized gain, after tax (included in AOCI)		$48,241

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

D.	Investments

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2015				2014
	Amortized	Fair	Gross Unrealized		Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$7,484	$8,005	$522	$(1)	$9,937	$10,683	$746	$—
States, municipalities and political subdivisions	365,712	375,801	13,933	(3,844)	344,053	362,051	19,006	(1,008)
Residential MBS	209,032	232,055	23,650	(627)	266,453	295,075	29,691	(1,069)
Commercial MBS	215,222	223,023	7,805	(4)	232,371	249,297	16,926	—
Asset-backed securities	237,878	237,855	1,694	(1,717)	230,378	231,510	2,576	(1,444)
Corporate and other	1,247,183	1,271,033	43,411	(19,561)	1,124,564	1,192,825	70,641	(2,380)

Total fixed maturities	$2,282,511	$2,347,772	$91,015	$(25,754)	$2,207,756	$2,341,441	$139,586	$(5,901)

Common stocks	$5,702	$5,220	$194	$(676)	$5,902	$6,395	$499	$(6)

Perpetual preferred stocks	$1,000	$999	$—	$(1)	$1,000	$1,028	$28	$—

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2015 and 2014, respectively, were $22.4 million and $23.2 million. Gross unrealized gains on such securities at December 31, 2015 and December 31, 2014 were $12.0 million and $13.5 million, respectively. Gross unrealized losses on such securities at December 31, 2015 and December 31, 2014 were $0.4 million and $0.6 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and all relate to residential MBS.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2015 and 2014.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
2015
Fixed Maturities:
U.S. Government and government agencies	$(1)	$214	100%	$—	$—	—%
States, municipalities and political subdivision	(3,103)	104,825	97%	(741)	13,949	95%
Residential MBS	(110)	8,368	99%	(517)	9,708	95%
Commercial MBS	(4)	5,393	100%	—	—	—%
Asset-backed securities	(1,177)	106,046	99%	(540)	26,700	98%
Corporate and other	(15,337)	340,446	96%	(4,224)	24,075	85%

Total fixed maturities	$(19,732)	$565,292	97%	$(6,022)	$74,432	93%

Common stocks	$(676)	$4,983	88%	$—	$—	—%

Perpetual preferred stocks	$(1)	$999	100%	$—	$—	—%

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
2014
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivision	—	—	—%	(1,008)	47,559	98%
Residential MBS	(118)	7,003	98%	(951)	14,983	94%
Commercial MBS	—	—	—%	—	—	—%
Asset-backed securities	(641)	78,596	99%	(803)	41,993	98%
Corporate and other	(1,018)	34,755	97%	(1,362)	46,897	97%

Total fixed maturities	$(1,777)	$120,354	99%	$(4,124)	$151,432	97%

Common stocks	$(6)	$1,357	100%	$—	$—	—%

At December 31, 2015, the gross unrealized losses on fixed maturities of $25.8 million relate to approximately 430 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 86% of the gross unrealized loss and 95% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2015, AILIC recorded less than $1 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2015.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in thousands).

	2015	2014	2013
Balance at January 1	$19,756	$22,140	$22,142
Additional credit impairments on:
Previously impaired securities	66	—	15
Securities without prior impairments	28	—	—
Reductions—disposals	(796)	(2,384)	(17)

Balance at December 31	$19,054	$19,756	$22,140

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2015 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized Cost	Fair Value
		Amount	%
Maturity
One year or less	$70,378	$71,755	3%
After one year through five years	387,403	410,778	18%
After five years through ten years	917,959	926,774	40%
After ten years	244,639	245,532	10%

	1,620,379	1,654,839	71%
MBS (average life of approximately 3 1⁄2 years)	424,254	455,078	19%
Asset-backed securities (average life of approximately 5 years)	237,878	237,855	10%

Total	$2,282,511	$2,347,772	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

There were no investments in individual issuers that exceeded 10% of Shareholder’s Equity at December 31, 2015 or 2014.

The following table shows (in thousands) investment income earned and investment expenses incurred.

	2015	2014	2013
Investment income:
Fixed maturities	$109,750	$109,679	$109,451
Equity securities	798	801	445
Policy loans	4,031	3,949	4,113
Other	58	139	266

Gross investment income	114,637	114,568	114,275
Investment expenses	(740)	(195)	(585)

Net investment income	$113,897	$114,373	$113,690

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $0.5 million in 2015, less than $0.1 million in 2014 and $0.4 million in 2013.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
Year ended December 31, 2015
Realized before impairments	$2,354	$—	$266	$(917)	$1,703
Realized - impairments	(1,495)	(200)	613	379	(703)
Change in unrealized	(68,424)	(1,004)	30,923	13,476	(25,029)
Year ended December 31, 2014
Realized before impairments	$2,509	$361	$433	$(1,156)	$2,147
Realized - impairments	—	(1)	—	—	(1)
Change in unrealized	39,614	558	(14,673)	(8,923)	16,576
Year ended December 31, 2013
Realized before impairments	$2,766	$260	$205	$(1,131)	$2,100
Realized - impairments	(180)	—	57	43	(80)
Change in unrealized	(95,223)	(195)	49,900	15,932	(29,586)

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2015	2014	2013
Fixed maturities:
Gross gains	$2,524	$2,514	$3,077
Gross losses	(176)	(5)	(311)
Equity securities:
Gross gains	—	361	260
Gross losses	—	—	—

E.	Derivatives

As discussed under “Derivatives” in Note A – “Accounting Policies” to the financial statements, AILIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting The following derivatives that do not qualify for hedge accounting under GAAP are included AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2015		December 31, 2014
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$644	$—	$834	$—
Fixed-indexed annuities (embedded derivatives)	Annuity benefits accumulated	—	58,172	—	55,653
Equity index call options	Equity options—fixed indexed annuities	7,114	—	11,509	—

		$7,758	$58,172	$12,343	$55,653

The MBS with embedded derivatives consist primarily of interest-only MBS with interest rates that float inversely with short-term rates. AILIC records the entire change in the fair value of these securities in earnings. These investments are part of AILIC’s overall investment strategy and represent a small component of AILIC’s overall investment portfolio.

AILIC’s fixed-indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2015, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives that do not qualify for hedge accounting for 2015, 2014 and 2013 (in thousands):

Derivative	Statement of Earnings Line	2015	2014	2013
MBS with embedded derivatives	Realized gains on securities	$(62)	$42	$14
Fixed-indexed annuities (embedded derivatives)(*)	Annuity benefits	(841)	(11,683)	(2,020)
Equity index call options	Annuity benefits	(1,327)	6,594	11,196

		$(2,230)	$(5,047)	$9,190

(*)	The change in fair value of the embedded derivative includes gains (losses) related to unlocking of actuarial assumptions of ($1,027) in 2015, ($2,395) in 2014 and $6,928 in 2013.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

F.	Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in thousands):

	Deferred Costs	Sales Inducements	Unrealized	Total
Balance at December 31, 2012	$133,049	$28,138	$(93,926)	$67,261
Additions	11,557	2,397	—	13,954
Amortization:
Periodic amortization	(20,712)	(4,255)	—	(24,967)
Annuity unlocking	2,476	391	—	2,867
Included in realized gains	260	—	—	260
Change in unrealized	—	—	49,682	49,682

Balance at December 31, 2013	126,630	26,671	(44,244)	109,057
Additions	11,224	1,900	—	13,124
Amortization:
Periodic amortization	(19,555)	(3,470)	—	(23,025)
Annuity unlocking	(2,867)	(1,202)	—	(4,069)
Included in realized gains	404	31	—	435
Change in unrealized	—	—	(13,966)	(13,966)

Balance at December 31, 2014	115,836	23,930	(58,210)	81,556
Additions	10,703	1,612	—	12,315
Amortization:
Periodic amortization	(20,852)	(3,435)	—	(24,287)
Annuity unlocking	4,447	389	—	4,836
Included in realized gains	749	116	—	865
Change in unrealized	—	—	30,254	30,254

Balance at December 31, 2015	$110,883	$22,612	$(27,956)	$105,539

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

G.	Shareholder’s Equity

Accumulated Other Comprehensive Income, Net of Tax (“AOCI”) Comprehensive income is defined as all changes in Shareholder’s Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in thousands):

		Other Comprehensive Income
	AOCI Beginning Balance	Pretax	Tax	Net of tax	AOCI Ending Balance
Year ended December 31, 2015
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(36,967)	$12,938	$(24,029)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(1,538)	538	(1,000)

Total net unrealized gains on securities (b)	$48,241	$(38,505)	$13,476	$(25,029)	$23,212

Year ended December 31, 2014
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$28,801	$(10,079)	$18,722
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(3,302)	1,156	(2,146)

Total net unrealized gains on securities (b)	$31,665	$25,499	$(8,923)	$16,576	$48,241

Year ended December 31, 2013
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(42,410)	$14,844	$(27,566)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(3,108)	1,088	(2,020)

Total net unrealized gains on securities (b)	$61,251	$(45,518)	$15,932	$(29,586)	$31,665

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in AILIC’s Statement of Earnings

OCI component	Affected line in the Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)	Includes net unrealized gains of $4.2 million, $4.6 million and $4.2 million at December 31, 2015, 2014 and 2013, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

H.	Income Taxes

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the Statement of Earnings (dollars in thousands):

	2015		2014		2013
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$35,808		$29,295		$45,534

Income taxes at statutory rate	$12,533	35%	$10,253	35%	$15,937	35%
Effect of permanent items:
Dividends received deduction	(917)	(3%)	(1,070)	(4%)	(906)	(2%)
Other	142	0%	(214)	(1%)	(195)	0%

Provision for income taxes as shown in the Statement of Earnings	$11,758	32%	$8,969	30%	$14,836	33%

AILIC’s 2012-2015 tax years remain subject to examination by the Internal Revenue Service (“IRS”).

AILIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2015, 2014 and 2013.

The total income tax provision (credit) consists of (in thousands):

	2015	2014	2013
Current taxes:
Federal	$9,725	$11,356	$11,595
State	173	—	—
Deferred taxes:
Federal	1,860	(2,387)	3,241

Provision for income taxes	$11,758	$8,969	$14,836

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2015			2014
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$23,296	$389	$23,685	$27,760	$623	$28,383
Other, net	332	—	332	448	—	448

Total deferred tax assets	23,628	389	24,017	28,208	623	28,831
Deferred tax liabilities:
Investment securities	(2,124)	(22,673)	(24,797)	(2,719)	(46,973)	(49,692)
Deferred policy acquisition costs	(46,186)	9,785	(36,401)	(48,310)	20,375	(27,935)

Total deferred tax liabilities	(48,310)	(12,888)	(61,198)	(51,029)	(26,598)	(77,627)

Net deferred tax liabilities	$(24,682)	$(12,499)	$(37,181)	$(22,821)	$(25,975)	$(48,796)

The likelihood of realizing deferred tax assets is reviewed periodically. There was no valuation allowance against deferred tax assets as of December 31, 2015 and 2014.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

In July 2014, AFG finalized a settlement with the IRS related to tax years 2008 and 2009. As a result, AILIC’s uncertain tax positions are now effectively settled, allowing AILIC to reduce its liability for previously uncertain tax positions by $1.6 million in the third quarter of 2014. AILIC decreased its liability for uncertain tax positions by $1.6 million in 2014 and $0.2 million in 2013, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. The following is a progression of AILIC’s uncertain tax positions, excluding interest and penalties, which all relates to the uncertainty as to the timing of tax return inclusion of investment income of certain debt securities (in thousands):

	2015	2014	2013
Balance at January 1	$—	$1,587	$1,749
Reductions for tax positions of current year	—	(1,587)	(162)

Balance at December 31	$—	$—	$1,587

Cash payments for income taxes, net of refunds, were $8.2 million, $13.7 million and $10.4 million in 2015, 2014 and 2013, respectively.

I.	Contingencies

AILIC is involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. None of these matters are expected to have a material adverse impact on AILIC’s results of operations or financial condition.

J.	Insurance

At December 31, 2015, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

Statutory Information AILIC is required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings and capital surplus on a statutory basis for the Company were as follows (in thousands):

Net Earnings			Capital and Surplus
2015	2014	2013	2015	2014
$25,032	$27,589	$23,218	$245,567	$227,090

The National Association of Insurance Commissioners’ (“NAIC”) model law for risk based capital (“RBC”) applies to life insurance companies. RBC formulas determine the amount of capital that an insurance company needs so that is has an acceptable expectation of not becoming financially impaired. Companies below specific trigger points or ratios are subject to regulatory action. At December 31, 2015 and 2014, AILIC’s capital ratio substantially exceeded the RBC requirements. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2015 or 2014.

The maximum amount of dividends that can be paid to stockholders in 2016 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2016 without prior approval is $25.0 million, based on net income.

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Fixed Annuities For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”), guaranteed withdrawal benefits. The liabilities included in AILIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2015	2014
Excess death and annuitization	$745	$797
Guaranteed withdrawal benefits	2,851	2,169

Variable Annuities At December 31, 2015, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on AILIC’s variable annuity policies exceeded the fair value of the underlying variable annuities by $27.0 million, compared to $23.3 million at December 31, 2014. Death benefits paid in excess of the variable annuity account balances were $0.3 million in 2015 and $0.2 million in both 2014 and 2013.

K.	Additional Information

Related Parties Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2015, 2014 and 2013, AILIC paid $15.3 million, $16.1 million and $16.0 million, respectively, for services to affiliates.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In both 2015 and 2014 AILIC paid $4.5 million and in 2013 AILIC paid $4.2 million, to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

Benefit Plans AILIC expensed approximately $0.3 million in both 2015 and 2014 and $0.4 million in 2013 for its retirement and employee savings plans.

24

PART C

Other Information

Note:	This Part C contains information related to Transition20 individual variable annuity contract (File No. 333-148387) and Annuity Investors Variable Account C.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account C. 4/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements

(a)	Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors, Inc. 4/

(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors, Inc., and another broker-dealer. 4/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1814507NW). [10]

(b)	Form of Enhanced Death Benefit Rider (R1815608NW). 9/

(c)	Form of Extended Care Waiver Rider (R6020808NW). 9/

(d)	Form of Terminal Illness Rider (R6019408NW). 9/

(e)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (R1815408NW). 9/

(f)	Form of Guaranteed Minimum Withdrawal Benefit Rider (R1815508NW). 9/

(g)	Form of IRA Endorsement (E6003002NW). 9/

(h)	Form of Roth IRA Endorsement (E6003102NW). 9/

(i)	Form of SIMPLE IRA Endorsement (E6003202NW). 9/

(j)	Form of Inherited IRA Endorsement (E6014507NW). 9/

(k)	Form of Tax Sheltered Annuity Endorsement (TSA 403(b), and Employer Plan TSA) (E6003305NW). 9/

(l)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement (401(a) Pension or Profit Sharing) (E6003405NW). 9/

(m)	Form of Section 457 Governmental Plan Endorsement (E6003505). 9/

(n)	Form of Employer Plan Endorsement (Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (EPLAN (Rev. 2/98)-3). 9/

1

(o)	Form of Loan Endorsement (TSA 403(b), Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (E1808703NW). 9/

(5)	Applications

(a)	Form of Order Ticket (used in lieu of application) (A1814907NW). 9/

(6)	Organizational Documents

(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. 1/

(i)	Amendment to Articles of Incorporation adopted April 9, 1996, and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996, and approved by Secretary of State of Ohio on December 3, 1996. 2/

(b)	Code of Regulations of Annuity Investors Life Insurance Company. 3/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities Inc. (now Great American Advisors, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 4/

(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement. 4/

(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004, to Participation Agreement. 5/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 11/

(iv)	AIM Variable Insurance Funds: Amendment effective April 30, 2010, to Participation Agreement. 13/

(e)	AIM: Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc. 4/

(f)	AIM: Agreement (Trademarks and Fund Names) dated April 4, 2001, among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AIM Management Group, Inc., and AIM Variable Insurance Funds. 4/

(g)	AIM: Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 4/

(h)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

2

(i)	AB (formerly AllianceBernstein) Variable Products Series Fund, Inc.: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AllianceBernstein Investments, Inc. and AllianceBernstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 11/

(i)	AB (formerly AllianceBernstein) Variable Insurance Products Fund, Inc.: Amendment No. 1 to Participation Agreement dated as of May 1, 2015. 16/

(j)	AB (formerly AllianceBernstein): Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBernstein Investments, Inc. dated as of May 1, 2008. 12/

(k)	American Century: Shareholder Services Agreement dated November 10, 2004, between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. 5/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. **/

(l)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 11/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Information Agreement. **/

(m)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(n)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 11/

(o)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 11/

(p)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Davis Variable Account Fund: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(q)	Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation. 4/

(r)	Dreyfus: Amended and Restated Letter Agreement dated April 24, 1997, between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 2/

(i)	Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement. 4/

(ii)	Dreyfus: Second Amendment dated December 1, 2004, to Agreement. 5/

(s)	Dreyfus Stock Index Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Life And Annuity Index Fund, Inc. (Dreyfus Stock Index Fund). 2/

(i)	Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Dreyfus Stock Index Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement, dated November 21, 1995 as amended between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund, Inc. 14/

3

(t)	Dreyfus Socially Responsible Growth Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement. 4/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 14/

(u)	Dreyfus Variable Investment Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Participation Agreement. 4/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007, to Participation Agreement. 8/

(iii)	Dreyfus Variable Investment Fund: Amendment No. 4 to Fund Participation Agreement, dated October 12, 2011, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 14/

(v)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 11/

(w)	Deutsche (formerly DWS) Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 11/

(i)	Deutsche (formerly DWS) Variable Series I, Variable Series II and Investment VIT Funds: Amendment to Participation Agreement as of May 1, 2015. 16/

(x)	Deutsche (formerly DWS): Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 11/

(i)	Deutsche (formerly DWS): Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. **/

(y)	Deutsche (formerly DWS): Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 11/

(z)	IBBOTSON PORTFOLIOS – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust): Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc., and ALPS Distributors, Inc. 8/

(i)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 11/

(ii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 15/

(aa)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 11/

(bb)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 8/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 11/

4

(ii)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 15/

(iii)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated as of May 1, 2015. 16/

(cc)	Franklin Templeton Variable Insurance Products Trust: Administrative Services Agreement between Annuity Investors Life Insurance Company and Franklin Templeton Services, LLC. 11/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 11/

(dd)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 11/

(ee)	Janus Aspen Series: Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. 4/

(i)	Janus Aspen Series: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 7/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 11/

(ff)	Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc. 4/

(gg)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 11/

(hh)	Neuberger Berman Advisers Management Trust: Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company. 4/

(ii)	Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company. 4/

(jj)	Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 11/

(kk)	Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds, and Oppenheimer Funds, Inc. 4/

(ll)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company and the Oppenheimer Variable Account Funds. 6/

(mm)	Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc. 4/

(nn)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 11/

(oo)	PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 4/

(i)	PIMCO Variable Insurance Trust: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 14/

5

(ii)	PIMCO Variable Insurance Trust: Amendment to Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Investments and Annuity Investors Life Insurance Company, dated May 1, 2015. 16/

(pp)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC. 5/

(qq)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC. 7/

(rr)	PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 13/

(ss)	PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company. 4/

(tt)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 11/

(uu)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Participation Agreement dated May 1, 1997, among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (now The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (now Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (now Morgan Stanley Investments LP). 2/

(i)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997. 4/

(ii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2007, to Participation Agreement. 8/

(iii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 11/

(iv)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment to Participation Agreement by and among Annuity Investors Life Insurance Company, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc. dated as of May 1, 2015. 16/

(v)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Servicing Agreement dated May 1, 2015. 16/

(vv)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc., and Morgan Stanley Investments LP. 4/

(i)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 16/

(ww)	Morgan Stanley (formerly Van Kampen): Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 11/

(xx)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc., and Annuity Investors Life Insurance Company. 8/

(yy)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement between Wilshire Variable Insurance Trust and Annuity Investors Life Insurance Company dated as of May 1, 2008. 12/

6

(9)	Opinion and Consent of Counsel. 10/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2015. FW/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B on December 23, 1996. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B on June 3, 1997.1933 Act File No. 333-19725, 1940 Act File No. 811-08017
3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B on November 17, 1998. 1933 Act File No. 333-51955, 1940 Act File No. 811-08017
4/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on July 25, 2002. 1933 Act File No. 333-88300, 1940 Act File No. 811-21095
5/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors Variable Account C on or about March 1, 2005. 1933 Act File No. 333-88302, 1940 Act File No. 811-21095
6/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account A on or about April 27, 2005. 1933 Act File No. 033-65409, 1940 Act File No. 811-07299
7/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors Variable Account B on April 28, 2006. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
8/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors Variable Account B on May 1, 2007. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
9/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
10/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
11/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 27, 2009. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095
12/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account C on February 16, 2010. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
13/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A on or about April 20, 2011. 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299
14/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A on or about April 30, 2013. 1933 Act File No. 033-59861(Nauticus), 1940 Act File No. 811-07299.

7

15/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C on April 25, 2014. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
16/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C on April 28, 2015. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
FW/	Filed herewith.

8

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer
Mark F. Muething	Director and Executive Vice President & Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Kessling	Senior Vice President-Operations
Michael H. Haney	Vice President
Rebecca Schriml	Vice President
Brian Sponaugle	Vice President
Richard L. Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
H. Kim Baird	Assistant Treasurer
William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners

As of February 29, 2016, there were 72 Individual Contract Owners of which 60 were qualified and 12 were non-qualified.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Financial Group, Inc.

9

Item 29. Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors® Variable Account C.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati OH 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

10

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 9 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 27, 2016.

ANNUITY INVESTORS® VARIABLE ACCOUNT C
(Registrant)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 27, 2016

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 27, 2016

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 27, 2016

/s/ Michael J. Prager	Director
Michael J. Prager*	April 27, 2016

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 27, 2016

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 27, 2016

11

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

99.1	AFG Organizational Chart as of December 31, 2015.

12